UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08200

        Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

          Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Linda Giuffré, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

          Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

A no-load mutual fund family

Semi-Annual Report December 31, 2023 (Unaudited)

AGGRESSIVE INVESTORS 1	BRAGX

ULTRA-SMALL COMPANY	BRUSX

(Open to Existing Investors — Direct Only)

ULTRA-SMALL COMPANY MARKET	BRSIX

SMALL-CAP VALUE	BRSVX

OMNI SMALL-CAP VALUE	BOSVX

MANAGED VOLATILITY	BRBPX

bridgewayfunds.com

December 31, 2023 (Unaudited)

Bridgeway Funds Standardized Returns (%) as of December 31, 2023* (Unaudited)

			Annualized

Fund	Quarter	Six Months	1 Year	5 Years	10 Years	15 Years	Inception to Date	Inception Date	Gross Expense Ratio[2]	Net Expense Ratio[2]
Aggressive Investors 1	11.82	9.43	23.12	9.80	6.15	9.89	11.20	8/5/1994	0.32%	0.32%
Ultra-Small Company	20.97	10.55	17.94	15.09	5.34	11.51	12.72	8/5/1994	1.20%	1.20%
Ultra-Small Co Market	15.60	7.74	11.42	8.61	5.08	10.22	9.26	7/31/1997	0.78%[1]	0.75%[1]
Small-Cap Value	13.30	9.57	14.08	17.86	9.38	12.93	9.13	10/31/2003	0.86%	0.86%
Omni Small-Cap Value	17.14	19.71	17.80	13.99	7.91	N/A	11.40	8/31/2011	0.62%[1]	0.47%[1]
Managed Volatility	4.56	4.31	11.11	7.11	4.76	5.51	4.37	6/30/2001	1.27%[1]	0.95%[1]
Bridgeway Funds Returns (%) for Calendar Years 2014 through 2023* (Unaudited)

	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
Aggressive Investors 1	14.99	-9.82	19.47	18.44	-22.44	21.85	14.35	19.89	-22.38	23.12
Ultra-Small Company	-0.56	-16.12	14.06	3.88	-15.68	9.51	31.31	33.34	-10.72	17.94
Ultra-Small Co Market	4.61	-8.28	21.47	12.47	-17.12	15.34	25.53	22.31	-23.40	11.42
Small-Cap Value	0.79	-9.43	26.79	7.11	-13.06	14.98	12.04	67.74	-7.74	14.08
Omni Small-Cap Value	0.81	-6.62	34.51	6.01	-17.15	13.89	0.83	47.97	-3.85	17.80
Managed Volatility	5.95	0.17	2.42	8.18	-3.97	11.88	10.55	7.91	-4.93	11.11

Performance figures quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than original cost. To obtain performance current to the most recent month-end, please visit bridgewayfunds.com or call 800-661-3550. Total return figures include the reinvestment of dividends and capital gains. Periods of less than one year are not annualized.

[1]

Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Adviser is contractually obligated to waive fees and/or pay expenses. Any material change to this Fund policy would require a vote by shareholders.

[2]	Expense ratios are as stated in the current prospectus. Please see financial highlights for expense ratios as of December 31, 2023.

* Numbers highlighted indicate periods when the Fund outperformed its primary benchmark.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of its management, and other information. Investors should read the prospectus carefully before investing in a Fund. For questions or other Fund information, call 800-661-3550 or visit the Funds’ website at bridgewayfunds.com. Funds are available for purchase by residents of the United States, Puerto Rico, US Virgin Islands, and Guam only.

The views expressed here are exclusively those of Fund management. These views, including those relating to the market, sectors, or individual stocks, are not meant as investment advice and should not be considered predictive in nature.

i	Semi-Annual Report | December 31, 2023 (Unaudited)

LETTER FROM THE INVESTMENT MANAGEMENT TEAM

December 31, 2023 (Unaudited)

Dear Fellow Shareholders,

Performance across domestic equity markets was positive for the December quarter and for the 6 months ended December 31, 2023. Stocks in all size and style categories had positive returns for the calendar year, but larger stocks and growth stocks outperformed smaller company stocks and value stocks. As a result, large-cap growth stocks delivered the calendar year’s highest returns, while small-cap value stocks had the worst performance on a relative basis, yet still delivered positive returns. Market highlights appear on page 2. In this environment, the Bridgeway Funds performed within design expectations, guided by our statistical, evidence-based investment approach. Please see the enclosed letters for a detailed explanation of each Fund’s performance during the quarter and the calendar year. We hope you find the letters helpful.

Longtime shareholders may notice differences in this year’s report. As Bridgeway prepares to adopt new SEC rules regarding tailored shareholder reports, we have merged our Omni Small-Cap Value Fund shareholder letter into this document. We have also removed our traditional section of articles and discussion that preceded the detailed explanations of Fund performance. We’ve enjoyed sharing our thoughts with you in the pages of these reports and are now providing similar commentary throughout the year on the Perspectives page of bridgeway.com.

As always, we appreciate your feedback. We take your comments very seriously and regularly discuss them to help us manage our Funds and this company. Please keep your ideas coming—both favorable and critical. They provide us with a vital tool to serve you better.

Sincerely,

Your Investment Management Team

John Montgomery	Christine L. Wang	Michael Whipple

Elena Khoziaeva	Dick Cancelmo

bridgewayfunds.com	1

LETTER FROM THE INVESTMENT MANAGEMENT TEAM (continued)

December 31, 2023 (Unaudited)

Market Review

Domestic equity markets rose during the quarter ended December 31, 2023, as investors responded to signs of expectations that the US Federal Reserve would cut interest rates in 2024 in response to moderating inflation. Combined with strong results in the first half of the year, this positive fourth-quarter performance easily overcame weaker results in the third quarter, which were driven by lingering concerns over sustained inflation and a continuation of higher interest rates. The S&P 500 returned +11.7% for the quarter, and the Dow Jones Industrial Average (DJIA) returned +13.0%. For the calendar year, the S&P 500 and the DJIA returned +26.3% and +16.2%, respectively.

All US equity style categories, as defined by Russell Indices, recorded positive returns for the quarter. Smaller stocks outperformed larger stocks in the value style category, but larger stocks outperformed smaller stocks in the growth style category. As a result, small-cap value stocks had the best performance during the quarter, returning +15.3%. Large-cap value stocks had the worst performance on a relative basis, returning +9.5%.

All sectors of the S&P 500 except for the Energy sector had positive returns for the quarter. The Real Estate sector recorded the largest gains, returning +18.8%, followed by Technology (+17.7%) and Financials (+14.0%). The Energy sector had the worst performance, returning -6.4%.

Below are the stock market style box returns for the quarter and the calendar year.

	December 2023 Quarter				Calendar Year ended December 31,2023
	Value	All	Growth		Value	All	Growth
Large	9.50%	11.96%	14.16%	Large	11.46%	26.53%	42.68%
Mid	12.11%	12.82%	14.55%	Mid	12.71%	17.23%	25.87%
Small	15.26%	14.03%	12.75%	Small	14.65%	16.93%	18.66%

2	Semi-Annual Report | December 31, 2023 (Unaudited)

Aggressive Investors 1 Fund

MANAGER’S COMMENTARY (Unaudited)

December 31, 2023

Dear Fellow Aggressive Investors 1 Fund Shareholder,

For the quarter ended December 31, 2023, our Fund returned +11.82, outperforming our primary market benchmark, the S&P 500 Index (+11.69%), but underperforming the Russell 2000 Index (+14.03%). It was a good quarter on an absolute basis, and a mixed quarter on a relative basis.

For the calendar year, our Fund returned +23.12%, underperforming the S&P 500 Index (+26.29%), but outperforming the Russell 2000 Index (+16.93%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, 15-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2023

			Annualized

	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (8/5/94)

Aggressive Investors 1 Fund	11.82%	9.43%	23.12%	9.80%	6.15%	9.89%	11.20%
S&P 500 Index	11.69%	8.04%	26.29%	15.69%	12.03%	13.97%	10.34%
Russell 2000 Index	14.03%	8.18%	16.93%	9.97%	7.16%	11.30%	8.90%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions, based on the average of 500 widely held common stocks with dividends reinvested. The Russell 2000 Index is an unmanaged, market value weighted index that measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

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Aggressive Investors 1 Fund

MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception August 5, 1994 to December 31, 2023

Detailed Explanation of Quarterly Performance

The Fund’s sentiment and value metrics models outperformed the benchmark during the quarter, improving relative results. However, the Fund’s quality models lagged the benchmark, offsetting some of this positive impact. By design, the Fund invests in higher beta and higher volatility stocks, and this positioning added to relative returns during the quarter. An overweighting in the benchmark’s smaller stocks also helped the Fund’s relative performance. In contrast, the Fund’s tilt toward deeper value detracted modestly from relative results during the quarter, as value stocks generally underperformed growth stocks in the large-cap space.

From a sector perspective, the Fund’s allocation effect, excluding cash, was neutral. Positive impacts from underweightings in the Consumer Staples and Health Care sectors were roughly offset by the negative impacts of an overweighting in the Energy sector and an underweighting in the Real Estate sector. The Fund’s stock selection effect was positive, predominantly driven by holdings in the Consumer Discretionary and Consumer Staples sectors.

Detailed Explanation of Calendar Year Performance

The Fund’s sentiment and value metrics models underperformed the benchmark and detracted from relative results during the year. However, the Fund’s quality models slightly outperformed the benchmark, partially offsetting some of this negative impact. The Fund’s tilt toward smaller stocks and deeper value stocks metrics hurt relative performance during the period. However, overweight exposure to higher beta and higher volatility stocks helped relative performance.

From a sector perspective, the Fund’s allocation effect was negative, primarily driven by an underweighting in the Communication Services sector and overweightings in the Energy and Materials sectors. The Fund’s stock selection effect was also negative, with holdings in the Information Technology, Communication Services, and Health Care sectors detracting the most from relative performance.

4	Semi-Annual Report | December 31, 2023 (Unaudited)

Aggressive Investors 1 Fund

MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2023

Rank	Description	Industry	% of Net Assets
1	Microsoft Corp.	Information Technology	3.9%
2	Amazon.com, Inc.	Consumer Discretionary	3.2%
3	Apple, Inc.	Information Technology	3.1%
4	NVIDIA Corp.	Information Technology	3.1%
5	Molina Healthcare, Inc.	Health Care	2.4%
6	Cencora, Inc.	Health Care	2.0%
7	Amgen, Inc.	Health Care	2.0%
8	Builders FirstSource, Inc.	Industrials	1.9%
9	JPMorgan Chase & Co.	Financials	1.8%
10	Alphabet, Inc., Class A	Communication Services	1.8%

	Total		25.2%

Industry Sector Representation as of December 31, 2023

	% of Net Assets	% of S&P 500 Index	Difference
Communication Services	5.1%	8.6%	-3.5%
Consumer Discretionary	15.3%	10.9%	4.4%
Consumer Staples	0.9%	6.2%	-5.3%
Energy	6.3%	3.9%	2.4%
Financials	14.0%	13.0%	1.0%
Health Care	12.6%	12.6%	0.0%
Industrials	11.3%	8.8%	2.5%
Information Technology	27.6%	28.9%	-1.3%
Materials	5.4%	2.4%	3.0%
Real Estate	0.0%	2.5%	-2.5%
Utilities	1.1%	2.3%	-1.2%
Cash & Other Assets	0.4%	-0.1%	0.5%

Total	100.0%	100.0%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2023, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly affect short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in the small companies within this multi-cap fund generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. Finally, the Fund exposes shareholders to “focus risk,” which may add to Fund volatility through the possibility that a single company could significantly affect total return. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

bridgewayfunds.com	5

Aggressive Investors 1 Fund

MANAGER’S COMMENTARY (Unaudited) (continued)

Conclusion

Thank you for your continued investment in Aggressive Investors 1 Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

6	Semi-Annual Report | December 31, 2023 (Unaudited)

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

COMMON STOCKS - 99.57%

Communication Services - 5.11%
Alphabet, Inc., Class A*	20,400	$2,849,676
Charter Communications, Inc., Class A*	3,300	1,282,644
Electronic Arts, Inc.	12,000	1,641,720
Match Group, Inc.*	25,000	912,500
Verizon Communications, Inc.	38,000	1,432,600

		8,119,140

Consumer Discretionary - 15.33%
Amazon.com, Inc.*	34,000	5,165,960
AutoNation, Inc.*	10,700	1,606,926
Booking Holdings, Inc.*	800	2,837,776
DoorDash, Inc., Class A*	7,800	771,342
DraftKings, Inc., Class A*	57,000	2,009,250
eBay, Inc.	25,000	1,090,500
General Motors Co.	65,000	2,334,800
Murphy USA, Inc.	2,000	713,120
PulteGroup, Inc.	20,000	2,064,400
Tapestry, Inc.	38,000	1,398,780
Toll Brothers, Inc.	15,000	1,541,850
TopBuild Corp.*	2,000	748,520
Ulta Beauty, Inc.*	4,300	2,106,957

		24,390,181

Consumer Staples - 0.93%
Casey’s General Stores, Inc.	5,400	1,483,596

Energy - 6.31%
APA Corp.	27,000	968,760
Cheniere Energy, Inc.	9,600	1,638,816
Chesapeake Energy Corp.+	8,300	638,602
HF Sinclair Corp.	28,000	1,555,960
Marathon Petroleum Corp.	17,000	2,522,120
Occidental Petroleum Corp.	19,300	1,152,403
Valero Energy Corp.	12,000	1,560,000

		10,036,661

Financials - 14.04%
American Express Co.	7,000	1,311,380
Ameriprise Financial, Inc.	5,000	1,899,150
Bank of New York Mellon Corp. (The)	30,000	1,561,500
Citizens Financial Group, Inc.	26,800	888,152
Corebridge Financial, Inc.	70,000	1,516,200

Industry Company	Shares	Value

Financials (continued)
Fidelity National Financial, Inc.	20,000	$1,020,400
JPMorgan Chase & Co.	16,800	2,857,680
LPL Financial Holdings, Inc.	8,700	1,980,294
Mastercard, Inc., Class A	5,000	2,132,550
MetLife, Inc.	21,400	1,415,182
Royal Bank of Canada	15,700	1,587,741
Synchrony Financial	62,300	2,379,237
UBS Group AG	57,900	1,789,110

		22,338,576

Health Care - 12.57%
Amgen, Inc.	10,700	3,081,814
Cencora, Inc.	15,700	3,224,466
DaVita, Inc.*	9,000	942,840
Hologic, Inc.*	29,100	2,079,195
Merck & Co., Inc.	22,000	2,398,440
Molina Healthcare, Inc.*	10,500	3,793,755
UnitedHealth Group, Inc.	3,800	2,000,586
Veeva Systems, Inc., Class A*	8,500	1,636,420
Viatris, Inc.	77,000	833,910

		19,991,426

Industrials - 11.26%
American Airlines Group, Inc.*+	100,000	1,374,000
Automatic Data Processing, Inc.	9,000	2,096,730
Builders FirstSource, Inc.*	18,000	3,004,920
Caterpillar, Inc.	4,500	1,330,515
EMCOR Group, Inc.	7,000	1,508,010
Rollins, Inc.	35,850	1,565,570
Saia, Inc.*	4,000	1,752,880
Uber Technologies, Inc.*	38,000	2,339,660
United Airlines Holdings, Inc.*	30,500	1,258,430
Vertiv Holdings Co., Class A	35,000	1,681,050

		17,911,765

Information Technology - 27.56%
Adobe, Inc.*	1,900	1,133,540
Apple, Inc.	26,000	5,005,780
Applied Materials, Inc.	11,000	1,782,770
AppLovin Corp., Class A*	60,000	2,391,000
Cadence Design Systems, Inc.*	5,900	1,606,983

bridgewayfunds.com	7

Aggressive Investors 1 Fund

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company		Shares	Value

Common Stocks (continued)

Information Technology (continued)
Check Point Software Technologies, Ltd.*		13,000	$1,986,270
Dolby Laboratories, Inc., Class A		20,000	1,723,600
Dropbox, Inc., Class A*		63,800	1,880,824
Fortinet, Inc.*		25,500	1,492,515
Jabil, Inc.		15,000	1,911,000
Keysight Technologies, Inc.*		4,500	715,905
Microsoft Corp.		16,300	6,129,452
MongoDB, Inc.*		3,700	1,512,745
NetApp, Inc.		21,100	1,860,176
Nutanix, Inc., Class A*		38,000	1,812,220
NVIDIA Corp.		9,900	4,902,678
Palantir Technologies, Inc., Class A*		83,700	1,437,129
Procore Technologies, Inc.*		30,000	2,076,600
Salesforce, Inc.*		3,400	894,676
VeriSign, Inc.*		7,700	1,585,892

			43,841,755

Materials - 5.38%
CF Industries Holdings, Inc.		25,700	2,043,150
Nucor Corp.		10,300	1,792,612
Olin Corp.		34,000	1,834,300
Steel Dynamics, Inc.		6,800	803,080
West Fraser Timber Co., Ltd.+		24,400	2,088,152

			8,561,294

Utilities - 1.08%
Vistra Corp.		44,600	1,717,992

TOTAL COMMON STOCKS - 99.57%			158,392,386

(Cost $128,714,977)

Rate^		Shares	Value

MONEY MARKET FUND - 0.14%

Fidelity Investments Money Market Government Portfolio Class I	5.25%	216,002	216,002

TOTAL MONEY MARKET FUND - 0.14%			216,002

(Cost $216,002)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.28%
Dreyfus Institutional Preferred Government Money Market Fund**	5.32%	438,500	$438,500

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.28%			438,500

(Cost $438,500)

TOTAL INVESTMENTS - 99.99%			$159,046,888
(Cost $129,369,479)

Other Assets in Excess of Liabilities - 0.01%			23,614

NET ASSETS - 100.00%			$159,070,502

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2023.
^	Rate disclosed as of December 31, 2023.
+

This security or a portion of the security is out on loan as of December 31, 2023. Total loaned securities had a value of $2,440,502 as of December 31, 2023. See Note 2 for disclosure of cash and non-cash collateral.

8	Semi-Annual Report | December 31, 2023 (Unaudited)

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2023:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$158,392,386	$–	$–	$158,392,386
Money Market Fund	216,002	–	–	216,002
Investments Purchased With Cash Proceeds From Securities Lending	438,500	–	–	438,500

TOTAL	$159,046,888	$–	$–	$159,046,888

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

bridgewayfunds.com	9

Ultra-Small Company Fund

MANAGER’S COMMENTARY (Unaudited)

December 31, 2023

Dear Fellow Ultra-Small Company Fund Shareholder,

For the quarter ended December 31, 2023, our Fund returned +20.97%, outperforming our primary market benchmark, the Russell Microcap Index (+16.06%), the CRSP Cap-Based Portfolio 10 Index (+12.95%), and the Russell 2000 Index (+14.03%). It was a good quarter.

For the calendar year, our Fund returned +17.94%, outperforming the Russell Microcap Index (+9.33%), the Russell 2000 Index (+16.93%), and the CRSP Cap-Based Portfolio 10 Index (+13.45%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, 15-year, and inception-to-date financial results.

Standardized Returns as of December 31, 2023

			Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (8/5/94)

Ultra-Small Company Fund	20.97%	10.55%	17.94%	15.09%	5.34%	11.51%	12.72%
Russell Microcap Index	16.06%	6.86%	9.33%	8.56%	5.79%	10.65%	N/A
CRSP Cap-Based Portfolio 10 Index	12.95%	5.41%	13.45%	11.41%	6.18%	13.48%	10.94%
Russell 2000 Index	14.03%	8.18%	16.93%	9.97%	7.16%	11.30%	8.90%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell Microcap Index measures the performance of the microcap segment of the US equity market. Microcap stocks make up less than 3% of the US equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges. The Index is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics. The Russell 2000 Index is an unmanaged, market value weighted index that measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market (with dividends reinvested). The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of 769 of the smallest publicly traded US stocks (with dividends reinvested), as reported by the Center for Research on Security Prices. It is not possible to invest directly in an index. Periods longer than one year are annualized.

10	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception August 5, 1994 to December 31, 2023

*	The Russell Microcap Index began on 6/30/2000, and the line graph for the Index begins at the same value as the Fund on that date.

Detailed Explanation of Quarterly Performance

The Fund’s investment universe focuses on the smallest stocks within the US stock market (companies included in the CRSP 9 and CRSP 10 indexes). This positioning positively contributed to relative results, as CRSP 10 stocks outperformed the Russell Microcap Index. On average, the Fund held about 79% of its assets in the CRSP 10 universe during the quarter, versus roughly 17% for the benchmark.

The Fund’s sidestepping strategies, which eliminate exposure to stocks with a high probability of a steep price decline, major financial distress or bankruptcy, also helped performance relative to the CRSP 10 universe.

From a sector perspective, the Fund’s allocation effect, excluding cash, was positive. An overweighting in the Consumer Discretionary sector and an underweighting in the Financials sector contributed the most to relative returns. The Fund’s stock selection effect was also strongly positive. Holdings in the Health Care, Real Estate, and Information Technology sectors contributed the most to relative performance.

bridgewayfunds.com	11

Ultra-Small Company Fund

MANAGER’S COMMENTARY (Unaudited) (continued)

The table below presents index performance numbers for stocks in the different CRSP deciles during various time periods.

				Annualized

CRSP Decile[1]	Quarter	6 Months	1 Year	5 Years	10 Years	98 Years
1 (ultra-large)	11.63%	8.94%	30.48%	16.39%	12.57%	9.65%
2	11.66%	4.69%	13.66%	13.42%	10.34%	10.55%
3	12.34%	8.87%	18.03%	11.77%	9.23%	10.92%
4	12.91%	8.15%	21.71%	11.35%	7.83%	10.74%
5	14.62%	7.94%	17.92%	11.03%	6.91%	11.16%
6	15.08%	9.92%	21.31%	11.91%	7.55%	11.19%
7	16.96%	9.33%	19.93%	12.71%	9.44%	11.53%
8	13.34%	8.23%	13.26%	5.06%	3.97%	10.95%
9	14.39%	3.94%	5.00%	9.44%	6.72%	11.22%
10 (ultra-small)	12.42%	4.92%	12.92%	11.31%	6.13%	12.87%

1

Performance figures are as of the period ended December 31, 2023. The CRSP Cap-Based Portfolio Indexes are unmanaged indexes of publicly traded US stocks with dividends reinvested, grouped by market capitalization, as reported by the Center for Research in Security Prices. Past performance is no guarantee of future results.

Detailed Explanation of Calendar Year Performance

All three of the Fund’s model categories outperformed the benchmark during the year, adding to relative results. The Fund’s tilt toward deeper value stocks across multiple valuation metrics improved relative performance. Likewise, the Fund’s tilt toward the smallest stocks in the US stock market (CRSP 9 and CRSP 10 universes) contributed to relative results. During the year, the Fund held approximately 95% of its assets, on average, in CRSP 9 and 10, versus approximately 46% for the benchmark.

From a sector perspective, the Fund’s allocation effect was positive. Underweightings in the Financials and Energy sectors contributed the most to relative results. The Fund’s stock selection effect was strongly positive, largely driven by holdings in the Health Care, Information Technology, and Financials sectors.

Top Ten Holdings as of December 31, 2023

Rank	Description	Industry	% of Net Assets
1	OptimizeRx Corp.	Health Care	2.1%
2	Ventyx Biosciences, Inc.	Health Care	2.0%
3	Douglas Elliman, Inc.	Real Estate	2.0%
4	Nkarta, Inc.	Health Care	1.9%
5	Security National Financial Corp., Class A	Financials	1.9%
6	Harrow, Inc.	Health Care	1.8%
7	Semler Scientific, Inc.	Health Care	1.8%
8	Porch Group, Inc.	Information Technology	1.7%
9	Consolidated Water Co., Ltd.	Utilities	1.6%
10	Friedman Industries, Inc.	Materials	1.5%

	Total		18.3%

12	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Industry Sector Representation as of December 31, 2023

	% of Net Assets	% of Russell Microcap Index	Difference
Communication Services	2.7%	2.9%	-0.2%
Consumer Discretionary	9.8%	10.2%	-0.4%
Consumer Staples	2.0%	1.7%	0.3%
Energy	4.4%	5.8%	-1.4%
Financials	15.7%	21.7%	-6.0%
Health Care	31.9%	25.3%	6.6%
Industrials	11.2%	13.3%	-2.1%
Information Technology	9.5%	10.6%	-1.1%
Materials	3.8%	3.7%	0.1%
Real Estate	4.7%	3.9%	0.8%
Utilities	2.4%	1.0%	1.4%
Cash & Other Assets	1.9%	-0.1%	2.0%

Total	100.0%	100.0%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2023, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

The Fund is subject to very high, above market risk (volatility) and is not an appropriate investment for short-term investors. Investments in ultra-small companies generally carry greater risk than is customarily associated with larger companies and even “small companies” for various reasons, such as narrower markets (fewer investors), limited financial resources and greater trading difficulty.

Conclusion

Ultra-Small Company Fund remains closed to new investors. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

bridgewayfunds.com	13

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited)
Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

COMMON STOCKS - 98.09%

Communication Services - 2.67%
AdTheorent Holding Co., Inc.*	78,870	$114,362
Arena Group Holdings, Inc. (The)*	10,000	23,800
Cineverse Corp.*	25,067	33,840
Cumulus Media, Inc., Class A*	38,500	204,820
DHI Group, Inc.*	135,100	349,909
Harte Hanks, Inc.*	12,746	86,545
Innovid Corp.*	33,700	50,550
LiveOne, Inc.*	33,700	46,843
Loop Media, Inc.*	61,200	61,200
Outbrain, Inc.*	95,800	419,604
Salem Media Group, Inc.*	483,258	188,471
SPAR Group, Inc.*	98,700	99,687
SurgePays, Inc.*+	91,058	587,324
Zedge, Inc., Class B*	16,700	39,245

		2,306,200

Consumer Discretionary - 9.82%
1stdibs.com, Inc.*	59,119	276,677
2U, Inc.*	532,549	655,035
Allbirds, Inc., Class A*	411,100	503,597
AMCON Distributing Co.	2,180	425,100
American Outdoor Brands, Inc.*	8,400	70,560
American Public Education, Inc.*	2,508	24,202
Barnes & Noble Education, Inc.*	23,900	35,611
BowFlex, Inc.*	46,800	36,036
CarParts.com, Inc.*	67,800	214,248
Cato Corp. (The), Class A	50,700	361,998
Conn’s, Inc.*	20,300	90,132
Container Store Group, Inc. (The)*	29,600	67,488
Duluth Holdings, Inc., Class B*	10,000	53,800
Educational Development Corp.*	55,700	64,612
Envela Corp.*	10,000	48,600
Escalade, Inc.	3,700	74,333
Fossil Group, Inc.*	20,100	29,346
GAN, Ltd.*	640,289	1,011,657
Jerash Holdings US, Inc.	24,900	76,443
Kandi Technologies Group, Inc.*	390,948	1,094,654
Lakeland Industries, Inc.	8,500	157,590
Lazydays Holdings, Inc.*+	11,500	81,075
Lifetime Brands, Inc.	20,000	134,200

Industry Company	Shares	Value

Consumer Discretionary (continued)
Lincoln Educational Services Corp.*	79,664	$799,827
Live Ventures, Inc.*	10,302	261,671
PlayAGS, Inc.*	80,400	677,772
Potbelly Corp.*	22,000	229,240
RumbleON, Inc., Class B*	32,631	265,616
Sportsman’s Warehouse Holdings, Inc.*	41,900	178,494
Strattec Security Corp.*	3,000	75,330
Tilly’s, Inc., Class A*	36,888	278,136
Universal Electronics, Inc.*	12,800	120,192

		8,473,272

Consumer Staples - 2.00%
Lifevantage Corp.	25,900	155,400
Lifeway Foods, Inc.*	28,538	382,695
Limoneira Co.	19,069	393,393
Mama’s Creations, Inc.*	22,467	110,313
Mannatech, Inc.	23,388	183,830
Natural Alternatives International, Inc.*	50,300	322,926
Natural Health Trends Corp.	7,600	44,384
Nature’s Sunshine Products, Inc.*	7,600	131,404

		1,724,345

Energy - 4.36%
Adams Resources & Energy, Inc.	1,700	44,506
American Resources Corp.*	378,950	564,635
Barnwell Industries, Inc.	80,030	194,473
Energy Services of America Corp.	49,500	296,010
Epsilon Energy, Ltd.	215,845	1,096,493
Evolution Petroleum Corp.	38,833	225,620
Forum Energy Technologies, Inc.*	2,300	50,991
Geospace Technologies Corp.*	12,500	162,000
Independence Contract Drilling, Inc.*	19,380	47,481
KLX Energy Services Holdings, Inc.*	36,338	409,166
NCS Multistage Holdings, Inc.*	700	12,054
PHX Minerals, Inc.	22,880	73,673
PrimeEnergy Resources Corp.*	4,300	457,305

14	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Energy (continued)
Smart Sand, Inc.*	65,218	$125,871

		3,760,278

Financials - 15.75%
Acacia Research Corp.*+	152,331	597,138
AG Mortgage Investment Trust, Inc.	85,926	545,630
AmeriServ Financial, Inc.	15,000	48,525
Ames National Corp.+	16,500	352,110
Atlantic American Corp.	76,661	182,453
Bankwell Financial Group, Inc.	2,200	66,396
Blue Ridge Bankshares, Inc.+	42,830	129,775
California BanCorp*	1,900	47,044
Central Valley Community Bancorp	2,021	45,169
CF Bankshares, Inc.	4,800	94,416
Chemung Financial Corp.	3,050	151,890
Citizens Community Bancorp, Inc.	43,900	514,069
Codorus Valley Bancorp, Inc.	18,075	464,528
Colony Bankcorp, Inc.	27,265	362,624
Community West Bancshares	5,000	86,950
Consumer Portfolio Services, Inc.*+	54,359	509,344
Evans Bancorp, Inc.	6,365	200,688
Finward Bancorp	1,442	36,050
First Community Corp.	13,237	284,993
FS Bancorp, Inc.	3,500	129,360
FVCBankcorp, Inc.*+	53,165	754,943
Investar Holding Corp.	23,165	345,390
LCNB Corp.	17,792	280,580
Logan Ridge Finance Corp.	3,798	84,809
Manhattan Bridge Capital, Inc.	15,216	75,624
Medallion Financial Corp.	46,659	459,591
Meridian Corp.	9,843	136,818
National Bankshares, Inc.	2,637	85,307
Norwood Financial Corp.	4,414	145,265
Oak Valley Bancorp	30,664	918,387
Ocwen Financial Corp.*	1,700	52,292
OP Bancorp	30,954	338,946
Parke Bancorp, Inc.	4,167	84,382
Paysign, Inc.*	137,470	384,916
PCB Bancorp	3,229	59,510
Peoples Bancorp of North Carolina, Inc.	7,200	217,368

Industry Company	Shares	Value

Financials (continued)
Plumas Bancorp	1,543	$63,803
Portman Ridge Finance Corp.	4,100	74,579
Primis Financial Corp.	67,900	859,614
Security National Financial Corp., Class A*	178,084	1,602,756
Southern States Bancshares, Inc.	3,800	111,264
Third Coast Bancshares, Inc.*	27,859	553,558
Timberland Bancorp, Inc.	16,962	533,625
US Global Investors, Inc., Class A	3,753	10,583
Virginia National Bankshares Corp.	10,208	350,951
Western New England Bancorp, Inc.	16,097	144,873

		13,578,886

Health Care - 31.90%
American Shared Hospital Services*	209,067	497,454
Athira Pharma, Inc.*	111,393	270,685
Avita Medical, Inc.*+	28,518	391,267
Avrobio, Inc.*	141,400	192,304
BioAtla, Inc.*	8,000	19,680
Bolt Biotherapeutics, Inc.*	26,000	29,120
Cabaletta Bio, Inc.*+	46,021	1,044,677
CareCloud, Inc.*	211,251	321,101
Chimerix, Inc.*	810,524	780,129
Cidara Therapeutics, Inc.*	60,060	47,688
ClearPoint Neuro, Inc.*	66,992	454,876
Co.-Diagnostics, Inc.*	272,900	362,957
Computer Programs and Systems, Inc.*	17,303	193,794
Context Therapeutics, Inc.*+	105,809	119,564
Cumberland Pharmaceuticals, Inc.*	233,068	405,538
CVRx, Inc.*	6,500	204,360
Cyteir Therapeutics, Inc.*	12,800	38,912
CytomX Therapeutics, Inc.*	246,024	381,337
Dominari Holdings, Inc.*	20,500	53,095
Electromed, Inc.*	79,338	865,578
Eton Pharmaceuticals, Inc.*+	190,562	834,662
Eyenovia, Inc.*	47,900	99,632
EyePoint Pharmaceuticals, Inc.*	48,000	1,109,280
FONAR Corp.*	47,300	925,188
Generation Bio Co.*	243,000	400,950
Graphite Bio, Inc.*	19,300	50,566

bridgewayfunds.com	15

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Health Care (continued)
Harrow, Inc.*+	141,500	$1,584,800
Harvard Bioscience, Inc.*	89,383	478,199
iCAD, Inc.*	74,600	132,042
Ikena Oncology, Inc.*	28,900	56,933
Inogen, Inc.*	13,700	75,213
Inozyme Pharma, Inc.*	14,400	61,344
Invivyd, Inc.*	211,800	834,492
Joint Corp. (The)*	14,800	142,228
Kewaunee Scientific Corp.*	16,900	491,283
Kronos Bio, Inc.*+	150,175	187,719
Lineage Cell Therapeutics, Inc.*	324,200	353,378
MEI Pharma, Inc.+	26,869	155,840
Mersana Therapeutics, Inc.*	232,300	538,936
Milestone Scientific, Inc.*	243,700	168,129
Nkarta, Inc.*	249,667	1,647,802
Ocuphire Pharma, Inc.*+	133,336	401,341
OptimizeRx Corp.*	124,700	1,784,457
Optinose, Inc.*	55,400	71,466
Ovid therapeutics, Inc.*	161,800	520,996
Passage Bio, Inc.*	366,500	370,165
Phio Pharmaceuticals Corp.*+	23,486	17,849
PMV Pharmaceuticals, Inc.*	99,900	309,690
Prelude Therapeutics, Inc.*	17,200	73,444
Pro-Dex, Inc.*	1,700	29,546
ProPhase Labs, Inc.*+	14,289	64,586
Protara Therapeutics, Inc.*	24,800	46,376
Pulmatrix, Inc.*	9,700	18,042
Pyxis Oncology, Inc.*	115,900	208,620
Quince Therapeutics, Inc.*	33,495	35,170
Relmada Therapeutics, Inc.*	89,177	369,193
Reneo Pharmaceuticals, Inc.*	15,880	25,408
Retractable Technologies, Inc.*	66,434	73,742
Rigel Pharmaceuticals, Inc.*	169,200	245,340
scPharmaceuticals, Inc.*+	85,000	532,950
Seer, Inc.*	243,243	471,891
Semler Scientific, Inc.*	35,476	1,571,232
Societal CDMO, Inc.*	249,600	87,485
SunLink Health Systems, Inc.*	192,800	179,304
Sunshine Biopharma, Inc.*	286,100	77,676
Tourmaline Bio, Inc.	20,267	530,590
Ventyx Biosciences, Inc.*	710,800	1,755,676
Werewolf Therapeutics, Inc.*	3,000	11,580
XBiotech, Inc.*	65,041	260,164

Industry Company	Shares	Value

Health Care (continued)
Xilio Therapeutics, Inc.*	34,400	$18,920
XOMA Corp.*	200	3,700
Y-mAbs Therapeutics, Inc.*	49,900	340,318

		27,509,649

Industrials - 11.18%
Acme United Corp.	27,485	1,178,007
Alpha Pro Tech, Ltd.*	8,900	47,081
American Superconductor Corp.*	98,500	1,097,290
ARC Document Solutions, Inc.	325,250	1,066,820
Asure Software, Inc.*	22,900	218,008
Avalon Holdings Corp., Class A*	14,700	35,133
Byrna Technologies, Inc.*	61,771	394,717
DLH Holdings Corp.*	83,220	1,310,715
Gencor Industries, Inc.*	3,500	56,490
Graham Corp.*	13,500	256,095
Hudson Global, Inc.*	10,958	170,506
Hydrofarm Holdings Group, Inc.*	79,700	73,125
Innodata, Inc.*+	11,200	91,168
Innovative Solutions and Support, Inc.*	6,400	54,592
L B Foster Co., Class A*	5,500	120,945
Limbach Holdings, Inc.*	7,100	322,837
LS Starrett Co. (The), Class A*	27,401	331,552
LSI Industries, Inc.	52,900	744,832
Mastech Digital, Inc.*	13,697	115,438
Matrix Service Co.*	12,800	125,184
Mistras Group, Inc.*	56,000	409,920
Perma-Fix Environmental Services, Inc.*	22,100	173,706
Pioneer Power Solutions, Inc.*	51,600	350,364
Quest Resource Holding Corp.*	9,700	71,101
ShiftPixy, Inc.*	6,500	35,490
Skillsoft Corp.*	17,690	310,990
Steel Connect, Inc.*+	4,114	39,165
Sunworks, Inc.*+	302,073	70,927
Virco Mfg. Corp.	17,600	211,728
Willis Lease Finance Corp.*	3,320	162,282

		9,646,208

Information Technology - 9.49%
Airgain, Inc.*	17,200	61,232
Amtech Systems, Inc.*	7,800	32,760

16	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Information Technology (continued)
Applied Optoelectronics, Inc.*+	39,300	$759,276
Astrotech Corp.*	4,700	39,903
AudioEye, Inc.*+	663	3,593
Brightcove, Inc.*	87,600	226,884
Cemtrex, Inc.*	18,929	92,373
Coda Octopus Group, Inc.*	2,900	17,400
CoreCard Corp.*	3,401	47,036
Daktronics, Inc.*	24,100	204,368
Ebix, Inc.+	342,900	356,616
eGain Corp.*	23,200	193,256
Expensify, Inc., Class A*	53,465	132,058
inTEST Corp.*	55,734	757,982
Issuer Direct Corp.*	5,268	95,509
Iteris, Inc.*	99,800	518,960
Key Tronic Corp.*	18,100	78,192
Lantronix, Inc.*	39,400	230,884
Mind CTI, Ltd.	5,600	11,004
Minim, Inc.*	27,881	54,926
Neonode, Inc.*	25,123	57,532
Porch Group, Inc.*	465,933	1,435,074
Quantum Corp.*	84,800	29,595
Rekor Systems, Inc.*	126,400	420,912
ReposiTrak, Inc.+	39,627	396,666
RF Industries, Ltd.*	29,696	90,276
Rimini Street, Inc.*	165,900	542,493
SigmaTron International, Inc.*	70,800	212,400
SilverSun Technologies, Inc.	1,900	32,509
Synchronoss Technologies, Inc.*	55,623	345,419
Taitron Components, Inc., Class A	68,200	238,018
TSR, Inc.*+	5,328	48,005
Universal Security Instruments, Inc.*	89,980	149,367
WeTrade Group, Inc.*+	32,163	123,828
WM Technology, Inc.*	36,600	26,363
Wrap Technologies, Inc.*+	38,400	119,040

		8,181,709

Materials - 3.86%
Advanced Emissions Solutions, Inc.*	306,164	912,369
Ampco-Pittsburgh Corp.*	58,032	158,427
Ascent Industries Co.*	6,700	64,052
Flexible Solutions International, Inc.	55,300	105,623
Friedman Industries, Inc.	85,021	1,314,425

Industry Company		Shares	Value

Materials (continued)
Gulf Resources, Inc.*		81,460	$134,409
Northern Technologies International Corp.		252	2,968
Rayonier Advanced Materials, Inc.*		156,900	635,445

			3,327,718

Real Estate - 4.70%
Alpine Income Property Trust, Inc.		67,794	1,146,397
AMREP Corp.*		28,100	617,357
Clipper Realty, Inc.		42,763	230,920
Douglas Elliman, Inc.		585,907	1,728,426
LuxUrban Hotels, Inc.*+		55,100	328,947

			4,052,047

Utilities - 2.36%
Cadiz, Inc.*		112,200	314,160
Consolidated Water Co., Ltd.		38,600	1,374,160
Spruce Power Holding Corp.*		78,262	345,918

			2,034,238

TOTAL COMMON STOCKS - 98.09%			84,594,550

(Cost $79,610,407)

RIGHTS - 0.00%
Enliven Therapeutics, Inc., CVR*Δ#+++		18,900	–

TOTAL RIGHTS - 0.00%			–

(Cost $ — )

WARRANTS - 0.00%
Imperalis Holding Corp., expiring 04/13/28*Δ#+		258,500	–

TOTAL WARRANTS - 0.00%			–

(Cost $ — )

Rate^		Shares	Value

MONEY MARKET FUND - 2.42%

Fidelity Investments Money Market Government Portfolio Class I	5.25%	2,083,275	2,083,275

TOTAL MONEY MARKET FUND - 2.42%			2,083,275

(Cost $2,083,275)

bridgewayfunds.com	17

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.19%
Dreyfus Institutional Preferred Government Money Market Fund**	5.32%	6,198,589	$6,198,589

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.19%			6,198,589

(Cost $6,198,589)

TOTAL INVESTMENTS - 107.70%			$92,876,414
(Cost $87,892,271)

Liabilities in Excess of Other Assets - (7.70%)			(6,641,464)

NET ASSETS - 100.00%			$86,234,950

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $0, which is 0.00% of total net assets.

Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

*	Non-income producing security.

**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2023.

^	Rate disclosed as of December 31, 2023.

+

This security or a portion of the security is out on loan as of December 31, 2023. Total loaned securities had a value of $7,175,358 as of December 31, 2023. See Note 2 for disclosure of cash and non-cash collateral.

+++	No stated maturity date.

CVR	- Contingent Value Right

18	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2023:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$84,594,550	$–	$–	$84,594,550
Rights	–	–	0	0
Warrants	–	–	0	0
Money Market Fund	2,083,275	–	–	2,083,275
Investments Purchased With Cash Proceeds From Securities Lending	6,198,589	–	–	6,198,589

TOTAL	$92,876,414	$–	$0	$92,876,414

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Rights	Warrants	Total

Balance as of 06/30/2023	$0	$–	$0
Purchases/Issuances	–	0	0
Sales/Expirations	–	–	–
Return of Capital	–	–	–
Realized Gain/(Loss)	–	–	–
Change in unrealized Appreciation/(Depreciation)	–	–	–
Transfers in	–	–	–
Transfers out	–	–	–

Balance as of 12/31/2023	$0	$0	$0

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2023	$–	$–	$–

See Notes to Financial Statements.

bridgewayfunds.com	19

Ultra-Small Company Market Fund MANAGER’S COMMENTARY (Unaudited)

December 31, 2023

Dear Fellow Ultra-Small Company Market Fund Shareholder,

For the quarter ended December 31, 2023, our Fund returned +15.60%, underperforming our primary market benchmark, the Russell Microcap Index (+16.06%). However, the Fund outperformed the Russell 2000 Index (+14.03%) and the CRSP Cap-Based Portfolio 10 Index (+12.95%). It was a mixed quarter on a relative basis, but a good one on an absolute basis.

For the calendar year, our Fund returned +11.42%, outperforming the Russell Microcap Index (+9.33%). However, the Fund underperformed the Russell 2000 Index (+16.93%) and the CRSP Cap-Based Portfolio 10 Index (+13.45%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, 15-year, and inception-to-date financial results.

Standardized Returns as of December 31, 2023

			Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (7/31/97)

Ultra-Small Company Market Fund	15.60%	7.74%	11.42%	8.61%	5.08%	10.22%	9.26%
Russell Microcap Index	16.06%	6.86%	9.33%	8.56%	5.79%	10.65%	N/A
CRSP Cap-Based Portfolio 10 Index	12.95%	5.41%	13.45%	11.41%	6.18%	13.48%	9.93%
Russell 2000 Index	14.03%	8.18%	16.93%	9.97%	7.16%	11.30%	7.61%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell Microcap Index measures the performance of the microcap segment of the US equity market. Microcap stocks make up less than 3% of the US equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges. The Index is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics. The Russell 2000 Index is an unmanaged, market value weighted index that measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of 769 of the smallest publicly traded US stocks with dividends reinvested, as reported by the Center for Research on Security Prices. It is not possible to invest directly in an index. Periods longer than one year are annualized.

20	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Market Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception July 31, 1997 to December 31, 2023

*	The Russell Microcap Index began on 6/30/2000, and the line graph for the Index begins at the same value as the Fund on that date.

Detailed Explanation of Quarterly Performance

The Fund’s focus on the smallest stocks within the US stock market (the CRSP 10 universe) hurt relative results, as CRSP 10 stocks underperformed the Russell Microcap Index during the quarter. The Fund’s sidestepping strategies, which seek to eliminate exposure to stocks with a high probability of a steep price decline, major financial distress or bankruptcy, hurt performance relative to the CRSP 10 universe. On average, the Fund held about 78% of its assets in the CRSP 10 universe during the quarter, versus roughly 16% for the benchmark.

From a sector perspective, the Fund’s sector allocation effect, excluding cash, was neutral. An underweighting to the Energy sector contributed the most to relative performance while an underweighting to the Financials sector detracted the most. The Fund’s stock selection effect was negative. Holdings in the Materials, Consumer Discretionary, and Information Technology sectors detracted the most from relative performance.

The table below presents index performance numbers for stocks in the different CRSP deciles during various time periods.

bridgewayfunds.com	21

Ultra-Small Company Market Fund MANAGER’S COMMENTARY (Unaudited) (continued)

				Annualized

CRSP Decile[1]	Quarter	6 Months	1 Year	5 Years	10 Years	98 Years
1 (ultra-large)	11.63%	8.94%	30.48%	16.39%	12.57%	9.65%
2	11.66%	4.69%	13.66%	13.42%	10.34%	10.55%
3	12.34%	8.87%	18.03%	11.77%	9.23%	10.92%
4	12.91%	8.15%	21.71%	11.35%	7.83%	10.74%
5	14.62%	7.94%	17.92%	11.03%	6.91%	11.16%
6	15.08%	9.92%	21.31%	11.91%	7.55%	11.19%
7	16.96%	9.33%	19.93%	12.71%	9.44%	11.53%
8	13.34%	8.23%	13.26%	5.06%	3.97%	10.95%
9	14.39%	3.94%	5.00%	9.44%	6.72%	11.22%
10 (ultra-small)	12.42%	4.92%	12.92%	11.31%	6.13%	12.87%

1

Performance figures are as of the period ended December 31, 2023. The CRSP Cap-Based Portfolio Indexes are unmanaged indexes of publicly traded US stocks with dividends reinvested, grouped by market capitalization, as reported by the Center for Research in Security Prices. Past performance is no guarantee of future results.

Detailed Explanation of Calendar Year Performance

The Fund’s investment universe focuses on the smallest stocks within the US stock market (the CRSP 10 universe). This positioning positively contributed to relative results, as CRSP 10 stocks outperformed the Russell Microcap Index during the year. On average, the Fund held about 79% of its assets in the CRSP 10 universe during the 12-month period, versus roughly 17% for the benchmark.

The Fund’s sidestepping strategies, which eliminate exposure to stocks with a high probability of a steep price decline, major financial distress or bankruptcy, also helped performance relative to the CRSP 10 universe.

From a sector perspective, the Fund’s allocation effect, excluding cash, was positive. An overweighting in the Consumer Discretionary sector and an underweighting in the Financials sector contributed the most to relative returns. The Fund’s stock selection effect was also strongly positive. Holdings in the Health Care, Real Estate, and Information Technology sectors contributed the most to relative performance.

Top Ten Holdings as of December 31, 2023

Rank	Description	Industry	% of Net Assets

1	RCM Technologies, Inc.	Industrials	0.7%
2	JAKKS Pacific, Inc.	Consumer Discretionary	0.6%
3	Invivyd, Inc.	Health Care	0.6%
4	Absci Corp.	Health Care	0.6%
5	CompX International, Inc.	Industrials	0.6%
6	Twin Disc, Inc.	Industrials	0.5%
7	Natural Gas Services Group, Inc.	Energy	0.5%
8	Honest Co., Inc. (The)	Consumer Staples	0.5%
9	Nkarta, Inc.	Health Care	0.5%
10	Fulcrum Therapeutics, Inc.	Health Care	0.5%

	Total		5.6%

22	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Market Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Industry Sector Representation as of December 31, 2023

	% of Net Assets	% of Russell Microcap Index	Difference
Communication Services	4.1%	2.9%	1.2%
Consumer Discretionary	14.4%	10.2%	4.2%
Consumer Staples	2.8%	1.7%	1.1%
Energy	4.5%	5.8%	-1.3%
Financials	17.6%	21.7%	-4.1%
Health Care	31.1%	25.3%	5.8%
Industrials	11.8%	13.3%	-1.5%
Information Technology	8.1%	10.6%	-2.5%
Materials	3.0%	3.7%	-0.7%
Real Estate	1.7%	3.9%	-2.2%
Utilities	0.6%	1.0%	-0.4%
Cash & Other Assets	0.3%	-0.1%	0.4%

Total	100.0%	100.0%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2023, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

The Fund is subject to very high, above market risk (volatility) and is not an appropriate investment for short-term investors. Investments in ultra-small companies generally carry greater risk than is customarily associated with larger companies and even “small companies” for various reasons, such as narrower markets (fewer investors), limited financial resources and greater trading difficulty.

Conclusion

Thank you for your continued investment in Ultra-Small Company Market Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

bridgewayfunds.com	23

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

COMMON STOCKS - 99.66%

Communication Services - 4.08%
Arena Group Holdings, Inc. (The)*+	81,200	$193,256
Beasley Broadcast Group, Inc., Class A*	88,225	77,462
BuzzFeed, Inc.*	332,000	83,000
Cardlytics, Inc.*	57,158	526,425
Charge Enterprises, Inc.*	228,500	26,072
comScore, Inc.*	12,635	211,004
Cumulus Media, Inc., Class A*	74,600	396,872
DHI Group, Inc.*	135,300	350,427
EverQuote, Inc., Class A*	69,500	850,680
FG Group Holdings, Inc.*	75,000	110,250
Fluent, Inc.*	256,100	171,587
Gaia, Inc.*	33,400	90,180
Harte Hanks, Inc.*	20,000	135,800
Innovid Corp.*	431,000	646,500
Kartoon Studios, Inc.*	80,400	111,756
KORE Group Holdings, Inc.*	248,700	243,776
Lee Enterprises, Inc.*	22,000	173,140
Loop Media, Inc.*	157,800	157,800
Marchex, Inc., Class B*	124,500	169,320
Moving Image Technologies, Inc.*	20,300	19,183
NII Holdings Escrow*Δ#	287,700	71,925
Outbrain, Inc.*	113,700	498,006
Saga Communications, Inc., Class A	22,216	494,528
Townsquare Media, Inc., Class A	52,700	556,512
Travelzoo*	40,443	385,422
TrueCar, Inc.*	226,600	784,036
Zedge, Inc., Class B*	33,780	79,383

		7,614,302

Consumer Discretionary -14.38%
1stdibs.com, Inc.*	103,000	482,040
2U, Inc.*	211,854	260,580
Allbirds, Inc., Class A*	275,000	336,875
AMCON Distributing Co.	1,900	370,500
American Outdoor Brands, Inc.*	35,007	294,059
American Public Education, Inc.*	41,000	395,650
Ark Restaurants Corp.	14,500	205,175
BARK, Inc.*	293,235	236,201
Barnes & Noble Education, Inc.*	193,300	288,017
Bassett Furniture Industries, Inc.	30,644	508,690

Industry Company	Shares	Value

Consumer Discretionary (continued)
Big 5 Sporting Goods Corp.	65,000	$412,100
Big Lots, Inc.+	95,000	740,050
BowFlex, Inc.*	107,600	82,852
Brilliant Earth Group, Inc., Class A*+	22,800	84,816
BurgerFi International, Inc.*	63,588	54,679
Canterbury Park Holding Corp.	11,689	238,923
Cato Corp. (The), Class A	51,873	370,373
Citi Trends, Inc.*	24,200	684,376
Conn’s, Inc.*	43,000	190,920
Container Store Group, Inc. (The)*	194,000	442,320
ContextLogic, Inc., Class A*	60,000	357,000
Cooper-Standard Holdings, Inc.*	19,500	381,030
Culp, Inc.*	28,000	162,120
Delta Apparel, Inc.*	20,588	146,792
Dixie Group, Inc. (The)*	117,000	87,107
Duluth Holdings, Inc., Class B*	85,287	458,844
Educational Development Corp.*	31,400	36,424
Emerson Radio Corp.*	102,100	56,237
Envela Corp.*+	77,400	376,164
Escalade, Inc.	34,508	693,266
Express, Inc.*	9,724	81,390
Flanigan’s Enterprises, Inc.	7,000	180,040
Flexsteel Industries, Inc.	14,900	280,865
Fossil Group, Inc.*	188,900	275,794
Groupon, Inc.*+	65,000	834,600
Grove Collaborative Holdings*+	87,025	154,034
Hamilton Beach Brands Holding Co., Class A+	18,000	314,820
Hooker Furnishings Corp.	31,560	823,085
Inspirato, Inc.*+	9,250	34,133
Interactive Strength, Inc.*	16,000	13,765
J Jill, Inc.*	19,800	510,444
JAKKS Pacific, Inc.*	32,090	1,140,800
JOANN, Inc.*+	125,000	55,750
Kandi Technologies Group, Inc.*	141,700	396,760
Kirkland’s, Inc.*+	28,500	86,070
Lakeland Industries, Inc.	23,457	434,893
Lifetime Brands, Inc.	59,200	397,232
Lincoln Educational Services Corp.*	67,705	679,758
LL Flooring Holdings, Inc.*	100,000	390,000

24	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Lulu’s Fashion Lounge Holdings, Inc.*+	125,900	$234,174
Motorcar Parts of America, Inc.*	11,053	103,235
Nathan’s Famous, Inc.	5,200	405,652
Noodles & Co.*	146,000	459,900
PlayAGS, Inc.*	58,300	491,469
Purple Innovation, Inc.	320,000	329,600
RealReal, Inc. (The)*+	69,500	139,695
Red Robin Gourmet Burgers, Inc.*	33,500	417,745
Regis Corp.*+	6,900	65,205
Rent the Runway, Inc., Class A*+	153,500	80,971
Rocky Brands, Inc.	23,200	700,176
Sonder Holdings, Inc.*	35,000	118,650
Sportsman’s Warehouse Holdings, Inc.*	110,000	468,600
Strattec Security Corp.*	11,100	278,721
Superior Group of Cos., Inc.	57,700	778,950
Superior Industries International, Inc.*	102,500	328,000
Sypris Solutions, Inc.*	59,404	119,996
ThredUp, Inc., Class A*	125,000	281,250
Tilly’s, Inc., Class A*	84,300	635,622
Tupperware Brands Corp.*+	115,000	230,000
Unifi, Inc.*	60,000	399,600
Universal Electronics, Inc.*	36,200	339,918
Universal Technical Institute, Inc.*	33,500	419,420
Vacasa, Inc., Class A*	22,500	184,500
Vera Bradley, Inc.*	93,700	721,490
Vince Holding Corp.*	51,263	177,370
VOXX International Corp.*	36,100	385,548
Vroom, Inc.*	100,000	60,250
Wag! Group Co.*	97,000	171,690
Weyco Group, Inc.	24,500	768,320

		26,814,130

Consumer Staples - 2.82%
Alico, Inc.	24,550	713,914
Bridgford Foods Corp.*+	21,900	239,805
Farmer Bros Co.*	54,900	167,994
Honest Co., Inc. (The)*	262,000	864,600
Laird Superfood, Inc.*	15,000	13,650
Lifeway Foods, Inc.*	37,401	501,548
Limoneira Co.	35,000	722,050
Local Bounti Corp.*+	16,538	34,234
Mannatech, Inc.	8,300	65,238

Industry Company	Shares	Value

Consumer Staples (continued)
Natural Alternatives International, Inc.*	31,610	$202,936
Natural Grocers by Vitamin Cottage, Inc.	19,200	307,200
Planet Green Holdings Corp.*	83,000	40,595
Real Good Food Co., Inc. (The)*	25,000	38,000
Rocky Mountain Chocolate Factory, Inc.*	36,500	167,535
Splash Beverage Group, Inc.*	127,300	70,321
United-Guardian, Inc.	13,466	96,955
Village Super Market, Inc., Class A	23,000	603,290
Vintage Wine Estates, Inc.*	250,100	125,625
Zevia PBC, Class A*	140,000	281,400

		5,256,890

Energy - 4.52%
Adams Resources & Energy, Inc.	13,400	350,812
Aemetis, Inc.*	90,000	471,600
Barnwell Industries, Inc.	35,000	85,050
Battalion Oil Corp.*	56,500	542,965
Camber Energy, Inc.*	50,000	11,420
Comstock, Inc.*	129,000	70,692
Evolution Petroleum Corp.	35,800	207,998
Forum Energy Technologies, Inc.*	17,000	376,890
Geospace Technologies Corp.*	35,000	453,600
Gran Tierra Energy, Inc.*	75,000	423,000
Gulf Island Fabrication, Inc.*	65,348	282,957
Houston American Energy Corp.*+	28,000	50,120
Independence Contract Drilling, Inc.*	55,000	134,750
KLX Energy Services Holdings, Inc.*+	51,702	582,164
Mammoth Energy Services, Inc.*	100,000	446,000
Mexco Energy Corp.+	8,000	73,040
MIND Technology, Inc.*+	1,252	8,176
NACCO Industries, Inc., Class A	13,470	491,655
Natural Gas Services Group, Inc.*	58,102	934,280
Nine Energy Service, Inc.*+	132,700	355,636
Overseas Shipholding Group, Inc., Class A	33,996	179,159

bridgewayfunds.com	25

Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value
Common Stocks (continued)

Energy (continued)
PEDEVCO Corp.*	225,000	$173,272
PHX Minerals, Inc.	120,200	387,044
Ranger Energy Services, Inc.	24,700	252,681
Ring Energy, Inc.*	68,650	100,229
SEACOR Marine Holdings, Inc.*	50,805	639,635
Smart Sand, Inc.*	133,200	257,076
Superior Drilling Products, Inc.*	125,100	89,321
Trio Petroleum Corp.*	23,700	7,345

		8,438,567

Financials - 17.58%
AmeriServ Financial, Inc.	44,171	142,893
Ashford, Inc.*	5,000	18,402
Associated Capital Group, Inc., Class A	10,000	357,100
Atlantic American Corp.	116,256	276,689
Auburn National BanCorp, Inc.	7,500	159,600
Bank7 Corp.	26,910	735,988
BankFinancial Corp.	30,600	313,956
Bankwell Financial Group, Inc.	16,805	507,175
BayCom Corp.	32,200	759,598
BCB Bancorp, Inc.	28,800	370,080
Blue Ridge Bankshares, Inc.+	44,000	133,320
BM Technologies, Inc.*	36,636	75,104
C&F Financial Corp.	10,690	728,951
California BanCorp*	17,200	425,872
CB Financial Services, Inc.	10,000	238,200
Chemung Financial Corp.	15,398	766,820
Citizens Community Bancorp, Inc.	28,600	334,906
Citizens Holding Co.+	25,070	194,293
Citizens, Inc.*+	200,331	538,890
Codorus Valley Bancorp, Inc.	23,437	602,331
Cohen & Co., Inc.+	9,500	63,175
Colony Bankcorp, Inc.	45,076	599,511
Community West Bancshares	21,657	376,615
Conifer Holdings, Inc.*	13,000	13,650
Consumer Portfolio Services, Inc.*+	60,500	566,885
Curo Group Holdings Corp.*	105,167	84,134
Eagle Bancorp Montana, Inc.	19,521	308,237
eHealth, Inc.*	65,000	566,800

Industry Company	Shares	Value

Financials (continued)
ESSA Bancorp, Inc.	22,143	$443,303
Evans Bancorp, Inc.	14,600	460,338
FG Financial Group, Inc.*	30,000	46,800
Finwise Bancorp*	33,292	476,409
First Bank	16,316	239,845
First Financial Northwest, Inc.	21,600	291,168
First Guaranty Bancshares, Inc.	42,356	470,999
First Internet Bancorp	19,500	471,705
First Northwest Bancorp	26,600	424,004
First United Corp.	23,292	547,595
First Western Financial, Inc.*	27,051	536,421
Hallmark Financial Services, Inc.*	8,510	8,595
Hawthorn Bancshares, Inc.	31,148	790,225
Heritage Insurance Holdings, Inc.*	94,000	612,880
HMN Financial, Inc.	18,800	432,400
HomeStreet, Inc.	25,000	257,500
Investar Holding Corp.	25,300	377,223
Katapult Holdings, Inc.*+	12,416	135,583
Kentucky First Federal Bancorp	16,000	71,520
Lake Shore Bancorp, Inc.	27,150	317,383
Landmark Bancorp, Inc.	8,615	166,959
LendingTree, Inc.*+	25,000	758,000
Magyar Bancorp, Inc.	12,579	140,885
Marygold Cos., Inc. (The)*	79,767	84,553
Medallion Financial Corp.	61,744	608,178
Meridian Corp.	34,200	475,380
Northrim BanCorp, Inc.	8,195	468,836
Norwood Financial Corp.+	25,512	839,600
Ocwen Financial Corp.*	18,016	554,172
Ohio Valley Banc Corp.	13,000	299,000
OP Bancorp	38,000	416,100
Oportun Financial Corp.*	75,000	293,250
OppFi, Inc.*	25,000	128,000
Patriot National Bancorp, Inc.*+	8,500	32,555
PCB Bancorp	30,000	552,900
Penns Woods Bancorp, Inc.	16,066	361,646
Peoples Bancorp of North Carolina, Inc.	17,230	520,174
Ponce Financial Group, Inc.*	50,699	494,822
Primis Financial Corp.	61,557	779,312
Princeton Bancorp, Inc.+	20,266	727,549
Provident Financial Holdings, Inc.	18,817	237,282

26	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Financials (continued)
Riverview Bancorp, Inc.	57,606	$368,678
Security National Financial Corp., Class A*	72,860	655,740
Selectquote, Inc.*	105,035	143,898
Silvercrest Asset Management Group, Inc., Class A	24,602	418,234
Southern States Bancshares, Inc.	20,000	585,600
Summit State Bank	17,820	213,840
Territorial Bancorp, Inc.	30,307	337,923
Third Coast Bancshares, Inc.*	32,400	643,788
Timberland Bancorp, Inc.	23,900	751,894
Union Bankshares, Inc.	14,951	458,248
United Security Bancshares	33,000	277,530
USCB Financial Holdings, Inc.*	17,500	214,375
Usio, Inc.*	90,000	154,800
Western New England Bancorp, Inc.	68,844	619,596
Westwood Holdings Group, Inc.	27,500	345,675

		32,800,043

Health Care - 31.13%
2seventy bio, Inc.*+	90,000	384,300
4D Molecular Therapeutics, Inc.*	13,500	273,510
Absci Corp.*+	252,000	1,058,400
Accuray, Inc.*	141,100	399,313
Acorda Therapeutics, Inc.*	3,836	55,775
Acrivon Therapeutics, Inc.*	31,800	156,456
Actinium Pharmaceuticals, Inc.*+	81,966	416,387
Adicet Bio, Inc.*	54,800	103,572
AgeX Therapeutics, Inc.*	140,000	53,900
AIM ImmunoTech, Inc.*	97,900	43,066
Aligos Therapeutics, Inc.*	92,000	61,088
Alimera Sciences, Inc.*+	20,000	86,400
Allakos, Inc.*	218,400	596,232
Alpha Teknova, Inc.*	70,000	261,100
Altimmune, Inc.*+	60,000	675,000
ALX Oncology Holdings, Inc.*	33,500	498,815
American Shared Hospital Services*	33,700	80,186
AN2 Therapeutics, Inc.*	34,492	706,741
Annexon, Inc.*+	165,100	749,554
Annovis Bio, Inc.*+	22,500	420,750

Industry Company	Shares	Value

Health Care (continued)
Applied Therapeutics, Inc.*	185,000	$619,750
Apyx Medical Corp.*+	158,000	413,960
Aquestive Therapeutics, Inc.*	187,356	378,459
Armata Pharmaceuticals, Inc.*+	101,382	328,478
Assembly Biosciences, Inc.*	165,000	135,317
Astria Therapeutics, Inc.*	93,301	716,552
Athira Pharma, Inc.*	100,680	244,652
ATI Physical Therapy, Inc.*	3,400	20,876
Atreca, Inc., Class A*	75,000	9,900
Avrobio, Inc.*	88,587	120,478
BioAtla, Inc.*	92,000	226,320
Biodesix, Inc.*	221,000	406,640
BiomX, Inc.*	49,500	13,860
Biora Therapeutics, Inc.*	37,280	50,328
Bioventus, Inc., Class A*+	130,000	685,100
Black Diamond Therapeutics, Inc.*+	184,800	519,288
Bolt Biotherapeutics, Inc.*	85,200	95,424
Butterfly Network, Inc.*	200,000	216,000
C4 Therapeutics, Inc.*	124,000	700,600
Candel Therapeutics, Inc.*	124,895	183,596
Cara Therapeutics, Inc.*	141,200	104,912
CareCloud, Inc.*	67,363	102,392
Carisma Therapeutics, Inc.+	108,000	316,440
Cartesian Therapeutics, Inc.*	435,000	299,889
CEL-SCI Corp.*+	143,600	390,592
Century Therapeutics, Inc.*	103,800	344,616
Chimerix, Inc.*	221,000	212,712
Clearside Biomedical, Inc.*	175,600	205,452
Codexis, Inc.*	197,000	600,850
Cognition Therapeutics, Inc.*+	91,200	168,720
CorMedix, Inc.*+	148,200	557,232
Corvus Pharmaceuticals, Inc.*	145,700	256,432
Cumberland Pharmaceuticals, Inc.*	49,887	86,803
Cutera, Inc.*+	50,000	176,250
Cyteir Therapeutics, Inc.*	20,000	60,800
CytomX Therapeutics, Inc.*	188,500	292,175
Daxor Corp.*	9,400	90,146
Design Therapeutics, Inc.*	134,600	356,690
Eagle Pharmaceuticals, Inc.*	30,000	156,900
Electromed, Inc.*	27,000	294,570
Elicio Therapeutics, Inc.*	12,500	104,250
Eliem Therapeutics, Inc.*	53,323	142,906

bridgewayfunds.com	27

Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Health Care (continued)
Emergent BioSolutions, Inc.*	117,500	$282,000
Enzo Biochem, Inc.*	221,500	307,885
Eton Pharmaceuticals, Inc.*+	55,900	244,842
Exagen, Inc.*	39,000	77,610
EyePoint Pharmaceuticals, Inc.*	25,000	577,750
Fulcrum Therapeutics, Inc.*	126,500	853,875
G1 Therapeutics, Inc.*+	120,000	366,000
Gain Therapeutics, Inc.*	46,100	150,516
Galecto, Inc.*	115,000	82,800
GeneDx Holdings Corp.*	53,000	145,750
GlycoMimetics, Inc.*+	191,800	452,648
Graphite Bio, Inc.*	143,350	375,577
Great Elm Group, Inc.*	104,597	202,918
Gritstone bio, Inc.*	182,900	373,116
Harvard Bioscience, Inc.*	102,017	545,791
HCW Biologics, Inc.*	84,700	103,757
Hookipa Pharma, Inc.*	87,500	70,875
Hyperfine, Inc.*	161,700	181,104
IGC Pharma, Inc.*	69,000	19,327
Ikena Oncology, Inc.*	107,350	211,479
Immuneering Corp., Class A*	34,949	256,875
Immunic, Inc.*+	110,000	165,000
IN8bio, Inc.*	73,002	100,743
InfuSystem Holdings, Inc.*	54,800	577,592
Inogen, Inc.*	26,700	146,583
Inozyme Pharma, Inc.*	34,000	144,840
Invivyd, Inc.*	283,100	1,115,414
IO Biotech, Inc.*	145,200	272,976
IRIDEX Corp.*	75,000	210,750
KALA BIO, Inc.*	3,500	24,500
KalVista Pharmaceuticals, Inc.*+	10,500	128,625
Karyopharm Therapeutics, Inc.*	289,500	250,418
Kewaunee Scientific Corp.*+	13,200	383,724
Kezar Life Sciences, Inc.*	147,000	139,268
Kinnate Biopharma, Inc.*	79,300	187,941
Kodiak Sciences, Inc.*	114,200	347,168
Kronos Bio, Inc.*+	143,500	179,375
Larimar Therapeutics, Inc.*	116,700	530,985
LifeMD, Inc.*	55,500	460,095
Lineage Cell Therapeutics, Inc.*	442,900	482,761
Longboard Pharmaceuticals, Inc.*+	70,000	422,100
Lucid Diagnostics, Inc.*	135,000	190,350
Lumos Pharma, Inc.*	46,744	146,309

Industry Company	Shares	Value

Health Care (continued)
Lyra Therapeutics, Inc.*	139,900	$733,076
MAIA Biotechnology, Inc.*	75,700	88,569
Matinas BioPharma Holdings, Inc.*	70,000	15,134
MediciNova, Inc.*	140,247	210,370
Merrimack Pharmaceuticals, Inc.*	32,500	435,825
Milestone Scientific, Inc.*	249,500	172,130
Myomo, Inc.*+	41,000	205,410
NanoString Technologies, Inc.*	120,000	89,808
NanoViricides, Inc.*	59,039	60,220
Neuronetics, Inc.*	60,205	174,594
NeuroPace, Inc.*	28,400	292,804
NextCure, Inc.*	89,900	102,486
NGM Biopharmaceuticals, Inc.*	195,000	167,505
NightHawk Biosciences, Inc.*	100,000	44,030
Nkarta, Inc.*	129,800	856,680
NKGen Biotech, Inc.*	300	825
NRX Pharmaceuticals, Inc.*	122,700	56,442
Omeros Corp.*+	176,600	577,482
Optinose, Inc.*	275,300	355,137
Oragenics, Inc.*	7,334	41,263
ORIC Pharmaceuticals, Inc.*	22,500	207,000
Ovid therapeutics, Inc.*+	147,700	475,594
Owlet, Inc.*	225	1,188
Palatin Technologies, Inc.*+	24,800	98,704
Passage Bio, Inc.*	140,100	141,501
PepGen, Inc.*	96,300	654,840
Personalis, Inc.*	129,500	271,950
Perspective Therapeutics, Inc.*	184,000	73,968
Pluri, Inc.*	52,600	30,461
PMV Pharmaceuticals, Inc.*	95,000	294,500
Poseida Therapeutics, Inc.*	191,800	644,448
Praxis Precision Medicines, Inc.*	20,373	453,910
Precision BioSciences, Inc.*	223,500	81,578
Prelude Therapeutics, Inc.*	121,949	520,722
ProSomnus, Inc.*	50,000	49,075
Protalix BioTherapeutics, Inc.*	205,000	364,900
Protara Therapeutics, Inc.*	39,200	73,304
Puma Biotechnology, Inc.*	119,200	516,136
Pyxis Oncology, Inc.*	120,295	216,531
Quantum-Si, Inc.*	390,000	783,900
Quince Therapeutics, Inc.*	105,000	110,250

28	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Health Care (continued)
Rain Oncology, Inc.*	78,500	$94,200
Rallybio Corp.*+	117,000	279,630
Rani Therapeutics Holdings, Inc., Class A*	51,500	170,980
Regional Health Properties, Inc.*	10,000	20,287
Relmada Therapeutics, Inc.*+	72,600	300,564
Reneo Pharmaceuticals, Inc.*+	75,500	120,800
Retractable Technologies, Inc.*	71,700	79,587
Rigel Pharmaceuticals, Inc.*	475,000	688,750
Sagimet Biosciences, Inc., Class A*	45,000	243,900
Sangamo Therapeutics, Inc.*	295,000	160,274
scPharmaceuticals, Inc.*+	56,300	353,001
SCYNEXIS, Inc.*	94,500	210,735
Seer, Inc.*	147,800	286,732
Sensei Biotherapeutics, Inc.*	112,900	78,127
Senti Biosciences, Inc.*	145,000	95,700
Sera Prognostics, Inc., Class A*+	86,105	514,908
Shattuck Labs, Inc.*+	50,100	357,213
Sight Sciences, Inc.*	121,400	626,424
Singular Genomics Systems, Inc.*	107,600	49,507
Solid Biosciences, Inc.*	50,071	307,436
Sonida Senior Living, Inc.*	10,615	102,542
Spero Therapeutics, Inc.*	134,800	198,156
Spruce Biosciences, Inc.*	85,000	249,050
Standard BioTools, Inc.*	212,000	468,520
Star Equity Holdings, Inc.*	78,390	79,958
Stereotaxis, Inc.*	232,100	406,175
Stoke Therapeutics, Inc.*+	10,700	56,282
SunLink Health Systems, Inc.*	40,000	37,200
Sutro Biopharma, Inc.*	170,200	730,158
Syros Pharmaceuticals, Inc.*	38,670	301,239
Tactile Systems Technology, Inc.*	27,800	397,540
Talkspace, Inc.*	116,800	296,672
Tela Bio, Inc.*	77,000	509,740
Telesis Bio, Inc.*	67,000	26,733
Tenaya Therapeutics, Inc.*	181,900	589,356
TherapeuticsMD, Inc.*	42,000	94,500
Theriva Biologics, Inc.*	28,528	12,270

Industry Company	Shares	Value

Health Care (continued)
Theseus Pharmaceuticals, Inc.*	50,000	$202,500
Third Harmonic Bio, Inc.*	45,000	493,650
Tourmaline Bio, Inc.	11,850	310,233
Trevi Therapeutics, Inc.*	198,881	266,501
TScan Therapeutics, Inc.*	88,300	514,789
Turnstone Biologics Corp.*	59,900	152,445
UNITY Biotechnology, Inc.*	50,000	96,500
Vapotherm, Inc.*	18,687	18,687
Vaxxinity, Inc., Class A*	216,700	184,195
Verrica Pharmaceuticals, Inc.*+	99,550	728,706
Vicarious Surgical, Inc.*	225,000	82,507
Vigil Neuroscience, Inc.*+	125,064	422,716
Viracta Therapeutics, Inc.*	74,000	42,180
VolitionRX, Ltd.*	170,000	121,890
Vor BioPharma, Inc.*	157,500	354,375
Werewolf Therapeutics, Inc.*+	76,586	295,622
Xeris Biopharma Holdings, Inc.*	4,800	11,280
Xilio Therapeutics, Inc.*	121,081	66,595
XOMA Corp.*	25,000	462,500
Xtant Medical Holdings, Inc.*	354,000	400,020
Y-mAbs Therapeutics, Inc.*	45,700	311,674
Zevra Therapeutics, Inc.*+	89,443	585,852
Zimvie, Inc.*	35,000	621,250

		58,063,627

Industrials - 11.74%
Acme United Corp.	11,535	494,390
Air Industries Group*	9,000	29,250
Air T, Inc.*+	17,250	284,625
Alpha Pro Tech, Ltd.*	52,900	279,841
American Superconductor Corp.*	45,000	501,300
ARC Document Solutions, Inc.+	167,400	549,072
Avalon Holdings Corp., Class A*	3,900	9,321
BGSF, Inc.	39,700	373,180
BlackSky Technology, Inc.*	410,000	574,000
Chicago Rivet & Machine Co.	8,000	135,840
CompX International, Inc.	41,700	1,054,176
CPI Aerostructures, Inc.*	20,000	54,600
Dragonfly Energy Holdings Corp.*	82,400	44,644
Eastern Co. (The)	21,200	466,400

bridgewayfunds.com	29

Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Industrials (continued)
Espey Mfg. & Electronics Corp.	9,108	$170,320
ESS Tech, Inc.*+	150,000	171,000
FreightCar America, Inc.*	73,000	197,100
GEE Group, Inc.*	77,600	38,816
Gencor Industries, Inc.*	29,200	471,288
Graham Corp.*	22,495	426,730
Hudson Global, Inc.*	10,942	170,258
Hurco Cos., Inc.	15,500	333,715
Hydrofarm Holdings Group, Inc.*	131,500	120,651
Hyzon Motors, Inc.*	300,000	268,500
Innodata, Inc.*+	40,955	333,374
INNOVATE Corp.*+	188,000	231,240
Innovative Solutions and Support, Inc.*	80,400	685,812
KULR Technology Group, Inc.*	298,700	55,259
L B Foster Co., Class A*	36,200	796,038
LS Starrett Co. (The), Class A*	36,400	440,440
Markforged Holding Corp.*	409,500	335,790
Mastech Digital, Inc.*	25,400	214,071
Matrix Service Co.*	25,000	244,500
Mayville Engineering Co., Inc.*	25,258	364,220
Mega Matrix Corp.*	67,000	94,470
Mesa Air Group, Inc.*	249,800	252,298
Mistras Group, Inc.*	78,100	571,692
NN, Inc.*	114,103	456,412
Ocean Power Technologies, Inc.*	130,000	41,080
Orion Group Holdings, Inc.*	115,100	568,594
Park-Ohio Holdings Corp.	27,000	727,920
Performant Financial Corp.*	178,300	557,188
Perma-Pipe International Holdings, Inc.*	71,600	557,764
Quad/Graphics, Inc.*	116,169	629,636
RCM Technologies, Inc.*	43,242	1,255,748
Redwire Corp.*+	158,500	451,725
Sarcos Technology & Robotics Corp.*	60,400	43,567
Servotronics, Inc.*	16,653	208,162
Shapeways Holdings, Inc.*	19,161	47,136
SIFCO Industries, Inc.*	26,024	118,149
Skillsoft Corp.*+	21,850	384,123
Spire Global, Inc.*+	60,000	469,200
StarTek, Inc.*+	84,762	373,800
Team, Inc.*	10,000	66,000
TPI Composites, Inc.*+	110,000	455,400
Twin Disc, Inc.	58,100	938,896

Industry Company	Shares	Value

Industrials (continued)
Ultralife Corp.*	62,400	$425,568
Virco Mfg. Corp.	35,800	430,674
Westwater Resources, Inc.*	95,200	53,778
Willdan Group, Inc.*	16,700	359,050
Willis Lease Finance Corp.*	9,200	449,696

		21,907,487

Information Technology - 8.13%
908 Devices, Inc.*+	65,500	734,910
Amtech Systems, Inc.*	59,000	247,800
Applied Optoelectronics, Inc.*+	15,000	289,800
Arteris, Inc.*	60,500	356,345
AstroNova, Inc.*	35,500	577,230
Aware, Inc.*	74,579	123,801
AXT, Inc.*	120,000	288,000
Backblaze, Inc., Class A*	67,000	508,530
BK Technologies Corp.*	9,144	111,825
Blend Labs, Inc., Class A*	315,000	803,250
Brightcove, Inc.*	104,000	269,360
CalAmp Corp.*	115,060	28,880
Casa Systems, Inc.*	228,000	120,840
Climb Global Solutions, Inc.	12,300	674,409
CoreCard Corp.*	19,737	272,963
CSP, Inc.+	35,000	700,000
Dave, Inc.*	21,000	176,085
D-Wave Quantum, Inc.*	203,000	178,660
EMCORE Corp.*	103,873	50,794
Everspin Technologies, Inc.*	73,900	668,056
Frequency Electronics, Inc.	21,500	235,425
Greenidge Generation Holdings, Inc.*+	17,000	114,070
GSI Technology, Inc.*	65,217	172,173
Immersion Corp.	68,000	480,080
Information Services Group, Inc.	11,348	53,449
Inseego Corp.*	287,000	63,083
Intellicheck, Inc.*	60,200	114,380
inTEST Corp.*	31,401	427,054
Intevac, Inc.*	87,400	377,568
Inuvo, Inc.*	200,000	85,000
Issuer Direct Corp.*	11,500	208,495
Key Tronic Corp.*	32,400	139,968
KVH Industries, Inc.*	55,774	293,371
LGL Group, Inc. (The)*	29,200	179,288
Marin Software, Inc.*	60,000	21,990
Movella Holdings, Inc.*	121,500	73,507

30	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Information Technology (continued)
M-Tron Industries, Inc.*	14,600	$521,220
Network-1 Technologies, Inc.	79,000	172,220
Optical Cable Corp.*	27,600	74,520
Pixelworks, Inc.*	100,100	131,131
Powerfleet, Inc. NJ*	90,000	307,800
Presto Automation, Inc.*	155,000	82,383
RF Industries, Ltd.*	27,900	84,816
Richardson Electronics, Ltd.	31,011	413,997
Rubicon Technologies, Inc.*	76,825	142,126
SecureWorks Corp., Class A*	43,180	318,668
Stronghold Digital Mining, Inc., Class A*+	10,000	73,000
Telos Corp.*	185,000	675,250
TransAct Technologies, Inc.*	33,000	230,340
Trio-Tech International*	26,800	135,876
Turtle Beach Corp.*	35,000	383,250
Universal Security Instruments, Inc.*	6,000	9,960
Upland Software, Inc.*	100,300	424,269
Veritone, Inc.*+	119,600	216,476
VirnetX Holding Corp.+	3,565	24,955
WidePoint Corp.*	48,728	113,049
WM Technology, Inc.*	266,400	191,888
ZeroFox Holdings, Inc.*	244,900	213,063

		15,160,696

Materials - 3.00%
5E Advanced Materials, Inc.*+	124,000	174,840
Advanced Emissions Solutions, Inc.*	100,466	299,389
Ampco-Pittsburgh Corp.*	101,200	276,276
Ascent Industries Co.*	26,838	256,571
Contango ORE, Inc.*	10,000	181,100
Core Molding Technologies, Inc.*	24,400	452,132
Dakota Gold Corp.*	185,000	484,700
Danimer Scientific, Inc.*+	285,000	290,700
Flexible Solutions International, Inc.	45,707	87,300
Flotek Industries, Inc.*	41,062	160,963
Friedman Industries, Inc.	27,200	420,512
Glatfelter Corp.*	125,000	242,500
Gold Resource Corp.	190,100	71,478
Golden Minerals Co.*	18,000	9,358
Gulf Resources, Inc.*	42,360	69,894

Industry Company	Shares	Value

Materials (continued)
Idaho Strategic Resources, Inc.*	7	$44
IT Tech Packaging, Inc.*	37,500	11,621
Loop Industries, Inc.*+	99,400	375,732
Northern Technologies International Corp.	27,900	328,662
Olympic Steel, Inc.	4,400	293,480
Solitario Resources Corp.*	205,000	114,821
Tredegar Corp.	94,500	511,245
United States Antimony Corp.*	195,500	48,680
Universal Stainless & Alloy Products, Inc.*	21,750	436,740

		5,598,738

Real Estate - 1.70%
American Realty Investors, Inc.*	2,363	41,140
AMREP Corp.*	35,800	786,526
Doma Holdings, Inc.*	25,000	115,750
Douglas Elliman, Inc.	231,200	682,040
Maui Land & Pineapple Co., Inc.*	46,500	738,885
New Concept Energy, Inc.*	8,400	8,400
Rafael Holdings, Inc., Class B*	51,656	94,530
Stratus Properties, Inc.*	24,250	699,855

		3,167,126

Utilities - 0.58%
Cadiz, Inc.*+	20,500	57,400
Genie Energy, Ltd., Class B	6,400	180,032
RGC Resources, Inc.+	25,000	508,500
Spruce Power Holding Corp.*+	44,025	194,590
Via Renewables, Inc.+	14,000	131,600

		1,072,122

TOTAL COMMON STOCKS - 99.66%		185,893,728

(Cost $167,337,439)

bridgewayfunds.com	31

Ultra-Small Company Market Fund

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

	Industry Company	Shares	Value
	RIGHTS - 0.01%
	Adamas Pharmaceuticals, Inc., CVR*Δ#+++	110,000	$–
	Adamas Pharmaceuticals, Inc., CVR*Δ#+++	110,000	–
	Cartesian Therapeutics, Inc., CVR*Δ#+++	435,000	–
	Disc Medicine, Inc., CVR*Δ#+++	75,000	–
	Enliven Therapeutics, Inc., CVR*Δ#+++	66,800	–
	Oncomed Pharmaceuticals, CVR, expiring 12/31/49*Δ#	125,000	–
	Pineapple Holdings, Inc., CVR*Δ#+++	14,504	9,573
	Groupon, Inc., CVR, expiring 01/19/24*Δ#+	65,000	11,050

	TOTAL RIGHTS - 0.01%		20,623

	(Cost $29,976)

	WARRANTS - 0.00%
	LGL Group, Inc. (The), expiring 11/16/25*	29,200	8,176

	TOTAL WARRANTS - 0.00%		8,176

	(Cost $14,873)

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.70%
Dreyfus Institutional Preferred Government Money Market Fund**	5.32%	16,219,579	16,219,579

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.70%			16,219,579

(Cost $16,219,579)

TOTAL INVESTMENTS - 108.37%			$202,142,106

(Cost $183,601,867)

Liabilities in Excess of Other Assets - (8.37%)			(15,611,794)

NET ASSETS - 100.00%			$186,530,312

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $92,548, which is 0.05% of total net assets.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2023.
^	Rate disclosed as of December 31, 2023.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+

This security or a portion of the security is out on loan at December 31, 2023. Total loaned securities had a value of $15,218,675, which included loaned securities with a value of $225,000 that have been sold and are pending settlement as of December 31, 2023. The total market value of loaned securities excluding these pending sales is $14,993,675. See Note 2 for disclosure of cash and non-cash collateral.

+++	No stated maturity date.

CVR -	Contingent Value Right

32	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2023:

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks
Communication Services	$7,542,377	$–	$71,925	$7,614,302
Other Industries (a)	178,279,426	–	–	178,279,426

Total Common Stocks	185,821,803	–	71,925	185,893,728
Rights	–	–	20,623	20,623
Warrants	8,176	–	–	8,176
Investments Purchased With Cash Proceeds From Securities Lending	16,219,579	–	–	16,219,579

TOTAL	$202,049,558	$–	$92,548	$202,142,106

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Rights	Total

Balance as of 06/30/2023	$71,925	$0	$71,925
Purchases/Issuances	–	11,050	11,050
Sales/Expirations	–	–	–
Return of Capital	–	–	–
Realized Gain/(Loss)	–	–	–
Change in unrealized Appreciation/(Depreciation)	–	9,573	9,573
Transfers in	–	–	–
Transfers out	–	–	–

Balance as of 12/31/2023	$71,925	$20,623	$92,548

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2023	$–	$20,623	$20,623

See Notes to Financial Statements.

bridgewayfunds.com	33

Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited)

December 31, 2023

Dear Fellow Small-Cap Value Fund Shareholder,

For the quarter ended December 31, 2023, our Fund returned +13.30%, trailing our primary market benchmark, the Russell 2000 Value Index (+15.26). It was a mixed quarter on a relative basis, but a good quarter on an absolute basis.

For the calendar year, our Fund returned 14.08%, lagging the Russell 2000 Value Index (14.65%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, 15-year, and inception-to-date financial results.

Standardized Returns as of December 31, 2023

				Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (10/31/03)

Small-Cap Value Fund	13.30%	9.57%	14.08%	17.86%	9.38%	12.93%	9.13%
Russell 2000 Value Index	15.26%	11.85%	14.65%	10.00%	6.76%	10.27%	8.00%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Value Index is an unmanaged index that consists of stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

34	Semi-Annual Report | December 31, 2023 (Unaudited)

Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception October 31, 2003 to December 31, 2023

Detailed Explanation of Quarterly Performance

The Fund’s quality and value models underperformed the benchmark during the quarter, detracting from relative results. This negative impact was partially offset by the Fund’s sentiment model, which outperformed the benchmark. The Fund’s tilt toward deeper value stocks, as measured across multiple valuation metrics, mostly hurt relative performance. However, the Fund’s tilt toward smaller stocks improved relative returns.

From a sector perspective, the Fund’s allocation effect was slightly negative. An overweighting in the Communications Services sector detracted the most from relative results. The Fund’s stock selection effect was also negative, with holdings in the Financials and Health Care sectors weighing the most on relative performance.

Detailed Explanation of Calendar Year Performance

The Fund’s sentiment and value models underperformed the benchmark during the year, detracting from relative results. This negative impact was partially offset by the Fund’s quality models, which strongly outperformed the benchmark. The Fund’s tilt toward smaller stocks in the small-cap value universe detracted from relative performance during the year. In contrast, the Fund’s tilt toward deeper value stocks, as measured across multiple valuation metrics, added to relative results.

From a sector perspective, the Fund’s allocation effect was positive. Underweightings in the Utilities and Financials sectors along with an overweighting in the Consumer Discretionary sector added the most to relative results. The Fund’s stock selection effect (including the interaction effect) was negative, with holdings in the Health Care, Consumer Staples, Information Technology, and Real Estate sector detracting the most from relative performance.

bridgewayfunds.com	35

Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2023

Rank	Description	Industry	% of Net Assets
1	Boise Cascade Co.	Industrials	1.4%
2	Jackson Financial, Inc., Class A	Financials	1.3%
3	Neogen Corp.	Health Care	1.2%
4	WSFS Financial Corp.	Financials	1.2%
5	Amkor Technology, Inc.	Information Technology	1.2%
6	Group 1 Automotive, Inc.	Consumer Discretionary	1.2%
7	Abercrombie & Fitch Co., Class A	Consumer Discretionary	1.2%
8	Genworth Financial, Inc., Class A	Financials	1.2%
9	Opendoor Technologies, Inc.	Real Estate	1.1%
10	First BanCorp	Financials	1.2%

	Total		12.2%

Industry Sector Representation as of December 31, 2023

	% of Net Assets	% of Russell 2000 Value Index	Difference
Communication Services	3.8%	2.4%	1.4%
Consumer Discretionary	9.9%	10.9%	-1.0%
Consumer Staples	4.3%	2.3%	2.0%
Energy	9.2%	9.2%	0.0%
Financials	27.1%	27.2%	-0.1%
Health Care	8.3%	8.8%	-0.5%
Industrials	10.8%	14.1%	-3.3%
Information Technology	6.0%	5.9%	0.1%
Materials	8.4%	4.8%	3.6%
Real Estate	8.9%	10.5%	-1.6%
Utilities	1.3%	3.9%	-2.6%
Cash & Other Assets	2.0%	0.0%	2.0%

Total	100.0%	100.0%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2023, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly impact short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

36	Semi-Annual Report | December 31, 2023 (Unaudited)

Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Conclusion

Thank you for your continued investment in Small-Cap Value Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

bridgewayfunds.com	37

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

COMMON STOCKS - 98.02%

Communication Services - 3.78%
Clear Channel Outdoor Holdings, Inc.*	2,414,724	$4,394,798
iHeartMedia, Inc., Class A*	1,662,117	4,437,852
Sinclair, Inc.+	389,563	5,076,006
Telephone and Data Systems, Inc.	293,200	5,380,220
Vivid Seats, Inc., Class A*	382,359	2,416,509

		21,705,385

Consumer Discretionary - 9.94%
Abercrombie & Fitch Co., Class A*	77,200	6,810,584
Beazer Homes USA, Inc.*	166,700	5,632,793
Chico’s FAS, Inc.*	692,700	5,250,666
Dine Brands Global, Inc.	60,000	2,979,000
Green Brick Partners, Inc.*	103,700	5,386,178
Group 1 Automotive, Inc.	22,400	6,826,176
M/I Homes, Inc.*	18,900	2,603,286
MDC Holdings, Inc.	117,125	6,471,156
Meritage Homes Corp.	15,800	2,752,360
Signet Jewelers, Ltd.+	55,000	5,899,300
Smith & Wesson Brands, Inc.	80,503	1,091,621
Stitch Fix, Inc., Class A*	469,608	1,676,501
Taylor Morrison Home Corp.*	69,800	3,723,830

		57,103,451

Consumer Staples - 4.25%
Cal-Maine Foods, Inc.	98,300	5,641,437
Herbalife, Ltd.*+	312,600	4,770,276
Ingles Markets, Inc., Class A	61,400	5,303,118
SpartanNash Co.	189,500	4,349,025
United Natural Foods, Inc.*	269,500	4,373,985

		24,437,841

Energy - 9.19%
Amplify Energy Corp.*	682,100	4,044,853
Berry Corp.	694,500	4,882,335
Callon Petroleum Co.*+	100,600	3,259,440
Chord Energy Corp.	16,400	2,726,172
Civitas Resources, Inc.	50,800	3,473,704
Delek US Holdings, Inc.	170,900	4,409,220
FLEX LNG, Ltd.+	137,450	3,994,297
Kinetik Holdings, Inc.	80,300	2,682,020
Liberty Energy, Inc.	314,400	5,703,216
Matador Resources Co.	81,800	4,651,148
Par Pacific Holdings, Inc.*	165,100	6,004,687
PBF Energy, Inc., Class A	45,000	1,978,200

Industry Company	Shares	Value

Energy (continued)
Teekay Corp.*	701,570	$5,016,226

		52,825,518

Financials - 27.14%
A-Mark Precious Metals, Inc.	194,686	5,889,252
Ameris Bancorp	93,800	4,976,090
Axos Financial, Inc.*	101,500	5,541,900
Banco Latinoamericano de Comercio Exterior SA, Class E	47,400	1,172,676
Bank of NT Butterfield & Son, Ltd. (The)	51,400	1,645,314
Banner Corp.	51,000	2,731,560
BCB Bancorp, Inc.	104,300	1,340,255
Bread Financial Holdings, Inc.	167,500	5,517,450
Byline Bancorp, Inc.	191,200	4,504,672
City Holding Co.	58,900	6,494,314
Eagle Bancorp, Inc.	117,400	3,538,436
Encore Capital Group, Inc.*	98,900	5,019,175
Enstar Group, Ltd.*	22,300	6,564,005
Farmers & Merchants Bancorp, Inc./Archbold	61,400	1,522,720
FB Financial Corp.	72,100	2,873,185
Federal Agricultural Mortgage Corp., Class C	9,288	1,776,051
First BanCorp	404,000	6,645,800
First Bancshares, Inc. (The)	67,200	1,970,976
Genworth Financial, Inc., Class A*	1,015,100	6,780,868
Green Dot Corp., Class A*	316,628	3,134,617
Hanmi Financial Corp.	263,200	5,106,080
Jackson Financial, Inc., Class A	146,692	7,510,630
LendingTree, Inc.*	72,100	2,186,072
Live Oak Bancshares, Inc.	84,251	3,833,421
MVB Financial Corp.	118,500	2,673,360
OceanFirst Financial Corp.	43,343	752,434
Pacific Premier Bancorp, Inc.	77,500	2,256,025
Pagseguro Digital, Ltd., Class A*	505,700	6,306,079
Pathward Financial, Inc.	107,100	5,668,803
PennyMac Financial Services, Inc.	63,500	5,611,495
PROG Holdings, Inc.*	210,969	6,521,052
SmartFinancial, Inc.	58,500	1,432,665
Stewart Information Services Corp.	108,800	6,392,000

38	Semi-Annual Report | December 31, 2023 (Unaudited)

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Financials (continued)
UMB Financial Corp.	21,500	$1,796,325
Victory Capital Holdings, Inc., Class A	159,200	5,482,848
Virtus Investment Partners, Inc.	9,500	2,296,720
Waterstone Financial, Inc.	250,400	3,555,680
WSFS Financial Corp.	151,059	6,938,140

		155,959,145

Health Care - 8.28%
Addus HomeCare Corp.*	50,000	4,642,500
Brookdale Senior Living, Inc.*	967,616	5,631,525
Community Health Systems, Inc.*	547,200	1,712,736
Cross Country Healthcare, Inc.*	201,400	4,559,696
Emergent BioSolutions, Inc.*	393,733	944,959
Inogen, Inc.*	531,200	2,916,288
Neogen Corp.*+	350,000	7,038,500
OraSure Technologies, Inc.*	390,000	3,198,000
PetIQ, Inc.*	233,816	4,617,866
Prestige Consumer Healthcare, Inc.*	106,100	6,495,442
Vir Biotechnology, Inc.*	575,900	5,793,554

		47,551,066

Industrials - 10.82%
ArcBest Corp.	23,720	2,851,381
BlueLinx Holdings, Inc.*	55,857	6,329,157
Boise Cascade Co.	60,000	7,761,600
Costamare, Inc.	273,027	2,842,211
EnerSys	57,000	5,754,720
Enviri Corp.*	541,378	4,872,402
ESCO Technologies, Inc.	24,000	2,808,720
GMS, Inc.*	39,215	3,232,492
Kelly Services, Inc., Class A	128,000	2,767,360
Manitowoc Co., Inc. (The)*	181,541	3,029,919
Standex International Corp.	11,100	1,758,018
Sterling Infrastructure, Inc.*	68,300	6,005,619
Textainer Group Holdings, Ltd.	102,600	5,047,920
Titan Machinery, Inc.*	97,400	2,812,912
TrueBlue, Inc.*	280,508	4,302,993

		62,177,424

Industry Company	Shares	Value

Information Technology - 6.00%
Amkor Technology, Inc.	205,400	$6,833,658
Digi International, Inc.*	86,200	2,241,200
Kulicke & Soffa Industries, Inc.	111,300	6,090,336
LiveRamp Holdings, Inc.*	168,700	6,390,356
NetScout Systems, Inc.*	127,800	2,805,210
ScanSource, Inc.*	114,600	4,539,306
Squarespace, Inc., Class A*	168,500	5,562,185

		34,462,251

Materials - 8.36%
AdvanSix, Inc.	28,443	852,152
Alpha Metallurgical Resources, Inc.	19,158	6,493,030
Clearwater Paper Corp.*	98,400	3,554,208
Constellium SE*	146,200	2,918,152
O-I Glass, Inc.*	212,400	3,479,112
Olympic Steel, Inc.	91,916	6,130,797
Rayonier Advanced Materials, Inc.*	655,000	2,652,750
Ryerson Holding Corp.	150,600	5,222,808
Schnitzer Steel Industries, Inc., Class A	87,668	2,644,067
SunCoke Energy, Inc.	530,800	5,700,792
TimkenSteel Corp.*	262,900	6,165,005
Trinseo PLC	263,000	2,201,310

		48,014,183

Real Estate - 8.92%
Anywhere Real Estate, Inc.*	731,895	5,935,668
Community Healthcare Trust, Inc.	152,510	4,062,866
Equity Commonwealth	149,000	2,860,800
Essential Properties Realty Trust, Inc.	203,900	5,211,684
Four Corners Property Trust, Inc.+	253,000	6,400,900
Getty Realty Corp.	140,900	4,117,098
Innovative Industrial Properties, Inc.	32,200	3,246,404
Opendoor Technologies, Inc.*+	1,486,100	6,657,728
Physicians Realty Trust	244,300	3,251,633
Plymouth Industrial REIT, Inc.	119,069	2,865,991
Retail Opportunity Investments Corp.	237,959	3,338,565

bridgewayfunds.com	39

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company		Shares	Value

Common Stocks (continued)

Real Estate (continued)
Terreno Realty Corp.		53,100	$3,327,777

			51,277,114

Utilities - 1.34%
MGE Energy, Inc.		42,800	3,094,868
Otter Tail Corp.		53,900	4,579,883

			7,674,751

TOTAL COMMON STOCKS - 98.02%			563,188,129

(Cost $516,410,713)

EXCHANGE TRADED FUND - 0.76%
iShares Russell 2000 Value ETF+		28,055	4,357,783

TOTAL EXCHANGE TRADED FUND - 0.76%			4,357,783

(Cost $4,270,723)

	Rate^	Shares	Value

MONEY MARKET FUND - 2.20%
Fidelity Investments Money Market Government Portfolio Class I	5.25%	12,627,045	12,627,045

TOTAL MONEY MARKET FUND - 2.20%			12,627,045

(Cost $12,627,045)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.52%
Dreyfus Institutional Preferred Government Money Market Fund**	5.32%	2,983,605	2,983,605

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.52%			2,983,605

(Cost $2,983,605)

TOTAL INVESTMENTS - 101.50%			$583,156,562

(Cost $536,292,086)

Liabilities in Excess of Other Assets - (1.50%)			(8,610,269)

NET ASSETS - 100.00%			$574,546,293

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2023.
^	Rate disclosed as of December 31, 2023.
+

This security or a portion of the security is out on loan as of December 31, 2023. Total loaned securities had a value of $10,001,376 as of December 31, 2023. See Note 2 for disclosure of cash and non-cash collateral.

PLC	- Public Limited Company

Summary of inputs used to value the Fund’s investments as of 12/31/2023:

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks (a)	$563,188,129	$–	$–	$563,188,129
Exchange Traded Fund	4,357,783	–	–	4,357,783
Money Market Fund	12,627,045	–	–	12,627,045
Investments Purchased With Cash Proceeds From Securities Lending	2,983,605	–	–	2,983,605

TOTAL	$583,156,562	$–	$–	$583,156,562

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

40	Semi-Annual Report | December 31, 2023 (Unaudited)

Omni Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited)

December 31, 2023

Dear Fellow Omni Small-Cap Value Fund Shareholder,

For the quarter ended December 31, 2023, our Fund returned +17.14%, outperforming our primary market benchmark, the Russell 2000 Value Index (+15.26%). It was a good quarter.

For the calendar year, our Fund returned +17.80%, outperforming the Russell 2000 Value Index (+14.65).

The table below presents our December quarter, six months, one-year, five-year, 10-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2023

			Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	Since Inception (8/31/11)

Omni Small-Cap Value Fund	17.14%	19.71%	17.80%	13.99%	7.91%	11.40%
Russell 2000 Value Index	15.26%	11.85%	14.65%	10.00%	6.76%	9.76%

Performance figures quoted in the table above and the graph on the next page represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above and the graph on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Value Index is an unmanaged index that consists of stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

bridgewayfunds.com	41

Omni Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception August 31, 2011 to December 31, 2023

Detailed Explanation of Quarterly Performance

The Omni Small-Cap Value Fund is designed to capture the returns of the small-cap value asset class through broad diversification of small company and value stocks. This approach is sometimes referred to as “passive, asset class investing.” As of December 31, 2023, we held 564 such stocks in a market-cap weighted style. We make no attempt to track any particular index in either performance or statistics.

The Fund’s tilt toward smaller stocks in the small-cap value universe improved relative returns as the benchmark’s larger stocks generally underperformed during the quarter. The Fund’s tilt toward deeper value stocks across multiple valuation metrics was neutral relative to the benchmark during the quarter.

By design, the Fund does not hold Real Estate Investment Trusts (REITs) or Utilities stocks. The lack of exposure to Utilities stocks benefited relative results, as such stocks significantly underperformed the benchmark during the quarter. However, the lack of exposure to REITs detracted modestly from relative performance.

Detailed Explanation of Calendar Year Performance

The Fund’s tilt toward deeper value stocks across multiple valuation metrics boosted relative results. The impact of the Fund’s tilt toward smaller stocks in the small-cap value universe was negative during the year.

By design, the Fund does not hold Real Estate Investment Trusts (REITs) and Utilities stocks. Our lack of exposure to both REITs and Utilities stocks was a major contributor to relative returns.

42	Semi-Annual Report | December 31, 2023 (Unaudited)

Omni Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2023

Rank	Description	Industry	% of Net Assets
1	M/I Homes, Inc.	Consumer Discretionary	0.9%
2	Patrick Industries, Inc.	Consumer Discretionary	0.8%
3	Xerox Holdings Corp.	Information Technology	0.8%
4	ODP Corp. (The)	Consumer Discretionary	0.8%
5	Pactiv Evergreen, Inc.	Materials	0.8%
6	SkyWest, Inc.	Industrials	0.8%
7	Tronox Holdings PLC	Materials	0.7%
8	Opendoor Technologies, Inc.	Real Estate	0.7%
9	Winnebago Industries, Inc.	Consumer Discretionary	0.7%
10	Dorian LPG, Ltd.	Energy	0.7%

	Total		7.7%

Industry Sector Representation as of December 31, 2023

	% of Net Assets	% of Russell 2000 Value Index	Difference
Communication Services	4.8%	2.4%	2.4%
Consumer Discretionary	15.7%	10.9%	4.8%
Consumer Staples	3.7%	2.3%	1.4%
Energy	11.0%	9.2%	1.8%
Financials	33.9%	27.2%	6.7%
Health Care	3.4%	8.8%	-5.4%
Industrials	13.8%	14.1%	-0.3%
Information Technology	4.1%	5.9%	-1.8%
Materials	6.7%	4.8%	1.9%
Real Estate	2.4%	10.5%	-8.1%
Utilities	0.0%	3.9%	-3.9%
Cash & Other Assets	0.5%	0.0%	0.5%
Total	100.0%	100.0%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2023, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly impact short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

bridgewayfunds.com	43

Omni Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Conclusion

Thank you for your continued investment in Omni Small-Cap Value Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

44	Semi-Annual Report | December 31, 2023 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

COMMON STOCKS - 99.42%

Communication Services - 4.78%
Advantage Solutions, Inc.*	1,350,000	$4,887,000
AMC Networks, Inc., Class A*	95,500	1,794,445
ATN International, Inc.	50,600	1,971,882
Consolidated Communications Holdings, Inc.*	299,000	1,300,650
Cumulus Media, Inc., Class A*	43,700	232,484
EchoStar Corp., Class A*	335,930	5,566,360
Entravision Communications Corp., Class A	339,800	1,416,966
Gaia, Inc.*	2,000	5,400
Gannett Co., Inc.*	672,700	1,547,210
Gray Television, Inc.	140,000	1,254,400
Harte Hanks, Inc.*	7,700	52,283
Liberty Latin America, Ltd., Class A*	180,000	1,315,800
Liberty Latin America, Ltd.,
Class C*	776,500	5,699,510
Marcus Corp. (The)+	193,000	2,813,940
Saga Communications, Inc., Class A	21,761	484,400
Scholastic Corp.	146,750	5,532,475
Sinclair, Inc.	182,000	2,371,460
Sphere Entertainment Co.*+	170,000	5,773,200
Telephone and Data Systems, Inc.	380,800	6,987,680
Thryv Holdings, Inc.*	148,000	3,011,800
Tingo Group, Inc.*Δ#	250,000	42,500
Townsquare Media, Inc., Class A	129,900	1,371,744
United States Cellular Corp.*	125,400	5,209,116
Urban One, Inc.*	151,800	535,854
WideOpenWest, Inc.*	100,600	407,430

		61,585,989

Consumer Discretionary -15.71%
1-800-Flowers.com, Inc., Class A*	141,400	1,524,292
Aaron’s Co., Inc. (The)	187,400	2,038,912
Abercrombie & Fitch Co., Class A*	52,000	4,587,440
AMCON Distributing Co.	2,450	477,750
American Axle &
Manufacturing Holdings,
Inc.*+	614,996	5,418,115
American Outdoor Brands, Inc.*	49,500	415,800

Industry Company	Shares	Value

Consumer Discretionary (continued)
American Public Education, Inc.*	61,100	$589,615
AMMO, Inc.*	424,200	890,820
Ark Restaurants Corp.	8,500	120,275
Bally’s Corp.*+	105,000	1,463,700
Bassett Furniture Industries, Inc.	21,900	363,540
Beazer Homes USA, Inc.*	147,500	4,984,025
Big 5 Sporting Goods Corp.	113,700	720,858
Biglari Holdings, Inc., Class B*	6,200	1,022,566
Bluegreen Vacations Holding Corp.	61,551	4,623,711
BowFlex, Inc.*	67,000	51,590
Caleres, Inc.+	25,000	768,250
Carrols Restaurant Group, Inc.	230,600	1,817,128
Cato Corp. (The), Class A	63,700	454,818
Century Casinos, Inc.*	67,400	328,912
Chegg, Inc.*	409,800	4,655,328
Chico’s FAS, Inc.*	581,000	4,403,980
China Automotive Systems, Inc.*	146,350	472,711
Citi Trends, Inc.*	33,400	944,552
Clarus Corp.	114,400	788,788
Container Store Group, Inc. (The)*	54,650	124,602
Crown Crafts, Inc.	75,850	376,216
Dana, Inc.	531,600	7,766,676
Delta Apparel, Inc.*	42,100	300,173
Designer Brands, Inc., Class A+	215,000	1,902,750
Destination XL Group, Inc.*	169,544	745,994
Duluth Holdings, Inc., Class B*	98,300	528,854
El Pollo Loco Holdings, Inc.*	158,300	1,396,206
Ethan Allen Interiors, Inc.	75,500	2,409,960
Flanigan’s Enterprises, Inc.	14,000	360,080
Flexsteel Industries, Inc.	20,159	379,997
Foot Locker, Inc.+	255,000	7,943,250
Genesco, Inc.*	45,000	1,584,450
GigaCloud Technology, Inc., Class A*	178,700	3,269,317
G-III Apparel Group, Ltd.*	212,500	7,220,750
Good Times Restaurants, Inc.*	106,000	269,240
GoPro, Inc., Class A*	563,800	1,956,386
Hamilton Beach Brands
Holding Co., Class A	22,000	384,780
Haverty Furniture Cos., Inc.	82,400	2,925,200

bridgewayfunds.com	45

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Consumer Discretionary (continued)
Hibbett, Inc.	60,900	$4,386,018
Hooker Furnishings Corp.	51,000	1,330,080
Hovnanian Enterprises, Inc., Class A*	23,500	3,657,070
JAKKS Pacific, Inc.*	62,300	2,214,765
Kandi Technologies Group, Inc.*	113,200	316,960
Lands’ End, Inc.*	25,100	239,956
Landsea Homes Corp.*	207,529	2,726,931
Latham Group, Inc.*	325,000	854,750
La-Z-Boy, Inc.	166,000	6,128,720
Legacy Housing Corp.*	43,331	1,092,808
Lifetime Brands, Inc.	72,650	487,482
Lincoln Educational Services Corp.*	211,000	2,118,440
Live Ventures, Inc.*	15,550	394,970
M/I Homes, Inc.*	88,200	12,148,668
MarineMax, Inc.*	89,000	3,462,100
MasterCraft Boat Holdings, Inc.*	51,600	1,168,224
Modine Manufacturing Co.*	19,100	1,140,270
Movado Group, Inc.	69,200	2,086,380
ODP Corp. (The)*	174,000	9,796,200
OneWater Marine, Inc., Class A*+	55,000	1,858,450
Patrick Industries, Inc.	105,000	10,536,750
Perdoceo Education Corp.	352,879	6,196,555
Rocky Brands, Inc.	18,200	549,276
Sally Beauty Holdings, Inc.*	327,448	4,348,509
Shoe Carnival, Inc.	99,500	3,005,895
Smith & Wesson Brands, Inc.	59,400	805,464
Solo Brands, Inc., Class A*+	312,000	1,921,920
Sportsman’s Warehouse Holdings, Inc.*	76,300	325,038
Standard Motor Products, Inc.	50,000	1,990,500
Strategic Education, Inc.	21,200	1,958,244
Strattec Security Corp.*	12,012	301,621
Superior Group of Cos., Inc.+	38,000	513,000
Tilly’s, Inc., Class A*	151,600	1,143,064
Traeger, Inc.*	497,300	1,357,629
Unifi, Inc.*	54,273	361,458
Universal Technical Institute, Inc.*	221,400	2,771,928
Vera Bradley, Inc.*	55,600	428,120
Vista Outdoor, Inc.*+	252,191	7,457,288
VOXX International Corp.*+	62,100	663,228

Industry Company	Shares	Value

Consumer Discretionary (continued)
Weyco Group, Inc.	31,500	$987,840
Winnebago Industries, Inc.	128,981	9,400,135
Zumiez, Inc.*	104,800	2,131,632

		202,536,693

Consumer Staples - 3.69%
Andersons, Inc. (The)	160,438	9,231,603
B&G Foods, Inc.+	217,000	2,278,500
Dole PLC	430,000	5,284,700
Fresh Del Monte Produce, Inc.	226,477	5,945,021
HF Foods Group, Inc.*	13,826	73,831
Ingles Markets, Inc., Class A	85,301	7,367,447
Mannatech, Inc.	8,400	66,024
Natural Alternatives International, Inc.*	18,100	116,202
Natural Grocers by Vitamin Cottage, Inc.	81,100	1,297,600
Nature’s Sunshine Products, Inc.*	6,593	113,993
Seneca Foods Corp., Class A*	28,900	1,515,516
SpartanNash Co.	161,946	3,716,661
United Natural Foods, Inc.*	216,000	3,505,680
Village Super Market, Inc., Class A	50,750	1,331,172
Weis Markets, Inc.	82,325	5,265,507
Whole Earth Brands, Inc.*	150,000	511,500

		47,620,957

Energy - 10.96%
Adams Resources & Energy, Inc.	20,500	536,690
Amplify Energy Corp.*	174,600	1,035,378
Archrock, Inc.	517,346	7,967,128
Ardmore Shipping Corp.	216,400	3,049,076
Barnwell Industries, Inc.	15,500	37,665
Berry Corp.	453,400	3,187,402
Bristow Group, Inc.*	111,033	3,138,903
CONSOL Energy, Inc.	36,400	3,659,292
Crescent Energy Co., Class A+	465,155	6,144,698
Delek US Holdings, Inc.	332,000	8,565,600
DMC Global, Inc.*	80,000	1,505,600
Dorian LPG, Ltd.	211,300	9,269,731
Epsilon Energy, Ltd.	90,000	457,200
FutureFuel Corp.	290,300	1,765,024
Gran Tierra Energy, Inc.*	75,000	423,000
Gulfport Energy Corp.*	44,600	5,940,720
Hallador Energy Co.*	255,000	2,254,200

46	Semi-Annual Report | December 31, 2023 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Energy (continued)
Mammoth Energy Services, Inc.*	185,000	$825,100
NACCO Industries, Inc., Class A	41,945	1,530,992
Natural Gas Services Group, Inc.*	114,752	1,845,212
NCS Multistage Holdings, Inc.*	10,000	172,200
Oil States International, Inc.*	319,400	2,168,726
Overseas Shipholding Group, Inc., Class A	593,300	3,126,691
Par Pacific Holdings, Inc.*	247,400	8,997,938
PHX Minerals, Inc.	63,800	205,436
PrimeEnergy Resources Corp.*	41	4,360
ProPetro Holding Corp.*	480,000	4,022,400
Ranger Energy Services, Inc.	113,850	1,164,686
REX American Resources Corp.*	90,900	4,299,570
Ring Energy, Inc.*	774,500	1,130,770
RPC, Inc.	812,000	5,911,360
SandRidge Energy, Inc.	100,550	1,374,519
SEACOR Marine Holdings, Inc.*	83,100	1,046,229
Select Water Solutions, Inc.	75,000	569,250
SFL Corp., Ltd.	811,000	9,148,080
Smart Sand, Inc.*	195,200	376,736
Talos Energy, Inc.*	508,400	7,234,532
Teekay Corp.*	590,000	4,218,500
Teekay Tankers, Ltd., Class A	172,000	8,594,840
US Energy Corp.	27,000	27,000
US Silica Holdings, Inc.*	360,000	4,071,600
VAALCO Energy, Inc.	400,000	1,796,000
Vital Energy, Inc.*+	79,500	3,616,455
World Kinect Corp.	210,600	4,797,468

		141,213,957

Financials - 33.93%
1st Source Corp.	85,000	4,670,750
Acacia Research Corp.*+	196,000	768,320
ACNB Corp.	51,400	2,300,664
AFC Gamma, Inc.	65,800	791,574
Affinity Bancshares, Inc.*	31,500	502,897
Alerus Financial Corp.	80,200	1,795,678
Amalgamated Financial
Corp.	129,930	3,500,314
A-Mark Precious Metals, Inc.	40,558	1,226,879

Industry Company	Shares	Value

Financials (continued)
Ambac Financial Group, Inc.*	250,000	$4,120,000
American National Bankshares, Inc.	25,000	1,218,750
AmeriServ Financial, Inc.	118,000	381,730
Ames National Corp.	1,008	21,511
Atlanticus Holdings Corp.*	1,610	62,259
Auburn National BanCorp, Inc.	12,000	255,360
Banc of California, Inc.	267,463	3,592,028
Banco Latinoamericano de Comercio Exterior SA, Class E	133,400	3,300,316
Bank of Marin Bancorp	15,047	331,335
Bank of the James Financial Group, Inc.	13,000	156,390
Bank7 Corp.	51,500	1,408,525
BankFinancial Corp.	44,100	452,466
BankUnited, Inc.	189,764	6,154,047
Bankwell Financial Group, Inc.	15,000	452,700
Banner Corp.	111,127	5,951,962
Bar Harbor Bankshares	50,966	1,496,362
BayCom Corp.	38,313	903,804
BCB Bancorp, Inc.	60,400	776,140
Berkshire Hills Bancorp, Inc.	115,000	2,855,450
Blue Ridge Bankshares, Inc.+	34,500	104,535
BM Technologies, Inc.*	20,500	42,025
Bread Financial Holdings, Inc.	195,500	6,439,770
Bridgewater Bancshares,
Inc.*	47,500	642,200
Brookline Bancorp, Inc.	250,000	2,727,500
Business First Bancshares, Inc.	65,000	1,602,250
Byline Bancorp, Inc.	120,800	2,846,048
C&F Financial Corp.	13,600	927,384
California BanCorp*	30,000	742,800
Cambridge Bancorp	18,000	1,249,200
Camden National Corp.	49,100	1,847,633
Capital Bancorp, Inc.	76,950	1,862,190
Capital City Bank Group, Inc.	37,172	1,093,972
Capitol Federal Financial, Inc.	325,000	2,096,250
Carter Bankshares, Inc.*	110,885	1,659,948
CB Financial Services, Inc.	20,400	485,928
Central Pacific Financial Corp.	67,000	1,318,560

bridgewayfunds.com	47

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Financials (continued)
Central Valley Community Bancorp	55,000	$1,229,250
CF Bankshares, Inc.	19,000	373,730
Chemung Financial Corp.	19,500	971,100
ChoiceOne Financial Services, Inc.+	28,500	835,050
Citizens Community Bancorp, Inc.	52,500	614,775
Citizens Financial Services, Inc.	2,424	156,881
Citizens, Inc.*	79,500	213,855
Civista Bancshares, Inc.	42,523	784,124
CNB Financial Corp.	64,300	1,452,537
Codorus Valley Bancorp, Inc.	56,622	1,455,185
Colony Bankcorp, Inc.	50,010	665,133
Community Trust Bancorp, Inc.	60,000	2,631,600
Community West Bancshares	57,000	991,230
ConnectOne Bancorp, Inc.	105,846	2,424,932
Consumer Portfolio Services, Inc.*+	153,150	1,435,015
CrossFirst Bankshares, Inc.*	184,100	2,500,078
Customers Bancorp, Inc.*	79,591	4,586,033
Dime Community Bancshares, Inc.	105,112	2,830,666
Donegal Group, Inc., Class A	123,000	1,720,770
Eagle Bancorp Montana, Inc.	21,000	331,590
Eagle Bancorp, Inc.	72,070	2,172,190
Encore Capital Group, Inc.*	97,600	4,953,200
Enova International, Inc.*	102,407	5,669,251
Enterprise Bancorp, Inc.	39,375	1,270,237
Enterprise Financial Services Corp.	110,400	4,929,360
Equity Bancshares, Inc.,
Class A	91,000	3,084,900
Esquire Financial Holdings, Inc.	4,204	210,032
ESSA Bancorp, Inc.	44,700	894,894
Evans Bancorp, Inc.	8,000	252,240
EZCORP, Inc., Class A*	416,200	3,637,588
Farmers National Banc Corp.	88,589	1,280,111
FB Financial Corp.	136,600	5,443,510
Federal Agricultural Mortgage Corp., Class C	26,600	5,086,452
Financial Institutions, Inc.	50,000	1,065,000
Finwise Bancorp*	30,700	439,317

Industry Company	Shares	Value

Financials (continued)
First Bancshares, Inc. (The)	79,400	$2,328,802
First Bank	85,230	1,252,881
First Busey Corp.	184,000	4,566,880
First Business Financial Services, Inc.	45,400	1,820,540
First Capital, Inc.	15,035	410,305
First Commonwealth Financial Corp.	273,800	4,227,472
First Community Corp.	35,000	753,550
First Financial Bancorp	237,000	5,628,750
First Financial Corp.	39,362	1,693,747
First Financial Northwest, Inc.	42,882	578,049
First Guaranty Bancshares, Inc.	27,472	305,489
First Internet Bancorp	25,000	604,750
First Merchants Corp.	148,600	5,510,088
First Mid Bancshares, Inc.	51,500	1,784,990
First National Corp.	33,800	735,150
First Northwest Bancorp	30,287	482,775
First of Long Island Corp. (The)	52,900	700,396
First Savings Financial Group, Inc.	14,300	240,240
First United Corp.	29,176	685,928
First US Bancshares, Inc.	6,468	68,690
First Western Financial, Inc.*	36,800	729,744
Flushing Financial Corp.	90,997	1,499,631
FNCB Bancorp, Inc.	185,700	1,260,903
Franklin Financial Services Corp.	30,700	968,585
FS Bancorp, Inc.	39,000	1,441,440
FVCBankcorp, Inc.*	42,499	603,486
Great Southern Bancorp, Inc.	10,000	593,500
Green Dot Corp., Class A*	115,000	1,138,500
Guild Holdings Co., Class A	227,001	3,198,444
Hanmi Financial Corp.	73,100	1,418,140
HarborOne Bancorp, Inc.	147,400	1,765,852
Hawthorn Bancshares, Inc.	28,404	720,609
Heartland Financial USA, Inc.	119,700	4,501,917
Hennessy Advisors, Inc.	7,000	46,970
Heritage Commerce Corp.	132,464	1,314,043
Heritage Financial Corp.	122,500	2,620,275
Heritage Insurance Holdings, Inc.*	97,100	633,092
HMN Financial, Inc.	31,800	731,400
Home Bancorp, Inc.	30,494	1,281,053

48	Semi-Annual Report | December 31, 2023 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Financials (continued)
HomeTrust Bancshares, Inc.	44,100	$1,187,172
Hope Bancorp, Inc.	270,800	3,271,264
Horace Mann Educators Corp.	106,200	3,472,740
Horizon Bancorp, Inc.	127,667	1,826,915
Independent Bank Corp.	88,100	2,292,362
Independent Bank Group, Inc.	14,950	760,656
Investar Holding Corp.	43,000	641,130
Investors Title Co.	5,494	890,797
James River Group Holdings, Ltd.	125,000	1,155,000
Kearny Financial Corp.	181,462	1,627,714
Kingstone Cos., Inc.*	36,200	77,106
Lakeland Bancorp, Inc.	140,654	2,080,273
Landmark Bancorp, Inc.	17,707	343,162
LCNB Corp.	58,600	924,122
LendingTree, Inc.*	15,000	454,800
loanDepot, Inc., Class A*	912,664	3,212,577
Logan Ridge Finance Corp.	12,600	281,358
Luther Burbank Corp.	258,197	2,765,290
MainStreet Bancshares, Inc.	36,000	893,160
Mercantile Bank Corp.	47,300	1,909,974
Merchants Bancorp	167,211	7,119,844
Mercury General Corp.	144,500	5,391,295
Meridian Corp.	43,800	608,820
Metrocity Bankshares, Inc.	9,291	223,170
Metropolitan Bank Holding Corp.*	21,400	1,185,132
Mid Penn Bancorp, Inc.	26,603	645,921
Middlefield Banc Corp.	34,000	1,100,580
Midland States Bancorp, Inc.	113,700	3,133,572
MidWestOne Financial Group, Inc.	59,260	1,594,687
MVB Financial Corp.	32,600	735,456
National Western Life Group, Inc., Class A	9,278	4,481,460
Navient Corp.	450,000	8,379,000
Nicolet Bankshares, Inc.	18,170	1,462,322
NMI Holdings, Inc., Class A*	146,900	4,359,992
Northeast Community Bancorp, Inc.	53,139	942,686
Northfield Bancorp, Inc.	97,300	1,224,034
Northrim BanCorp, Inc.	30,800	1,762,068
Northwest Bancshares, Inc.	413,200	5,156,736
Oak Valley Bancorp	40,000	1,198,000

Industry Company	Shares	Value

Financials (continued)
OceanFirst Financial Corp.	215,123	$3,734,535
Ocwen Financial Corp.*	42,501	1,307,331
Ohio Valley Banc Corp.	15,700	361,100
Old Point Financial Corp.	17,300	306,729
Old Second Bancorp, Inc.	97,303	1,502,358
OP Bancorp	91,900	1,006,305
Oportun Financial Corp.*	162,500	635,375
Oppenheimer Holdings, Inc., Class A	54,493	2,251,651
Origin Bancorp, Inc.	92,522	3,291,008
Orrstown Financial Services, Inc.	31,600	932,200
Parke Bancorp, Inc.	50,099	1,014,505
Pathfinder Bancorp, Inc.+	10,200	140,964
Pathward Financial, Inc.	72,281	3,825,833
Patriot National Bancorp, Inc.*	18,500	70,855
PCB Bancorp	58,600	1,079,998
Peapack-Gladstone Financial Corp.	69,894	2,084,239
Penns Woods Bancorp, Inc.	33,229	747,985
Peoples Bancorp of North Carolina, Inc.	27,617	833,757
Peoples Bancorp, Inc.	152,470	5,147,387
Peoples Financial Services Corp.	22,900	1,115,230
Pioneer Bancorp, Inc.*	82,600	826,826
Plumas Bancorp	2,000	82,700
Preferred Bank	20,833	1,521,851
Premier Financial Corp.	95,300	2,296,730
Primis Financial Corp.	31,600	400,056
Princeton Bancorp, Inc.	34,480	1,237,832
PROG Holdings, Inc.*	34,500	1,066,395
Provident Bancorp, Inc.*+	54,600	549,822
Provident Financial Holdings, Inc.	26,600	335,426
Provident Financial Services, Inc.	182,731	3,294,640
QCR Holdings, Inc.	61,000	3,561,790
RBB Bancorp	65,883	1,254,412
Red River Bancshares, Inc.	200	11,222
Regional Management Corp.	56,100	1,406,988
Renasant Corp.	219,780	7,402,190
Republic Bancorp, Inc., Class A	49,362	2,722,808
Rhinebeck Bancorp, Inc.*	30,000	241,500
Richmond Mutual BanCorp, Inc.	25,000	287,750
Riverview Bancorp, Inc.	119,500	764,800
S&T Bancorp, Inc.	149,601	4,999,665

bridgewayfunds.com	49

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Financials (continued)
Sandy Spring Bancorp, Inc.	96,400	$2,625,936
SB Financial Group, Inc.	35,490	540,868
Security National Financial Corp., Class A*	48,672	438,048
Shore Bancshares, Inc.	117,844	1,679,277
Sierra Bancorp	53,000	1,195,150
Simmons First National Corp., Class A	103,000	2,043,520
SiriusPoint, Ltd.*	647,100	7,506,360
SmartFinancial, Inc.	56,500	1,383,685
Sound Financial Bancorp, Inc.	10,000	390,000
South Plains Financial, Inc.	99,700	2,887,312
Southern First Bancshares, Inc.*	27,038	1,003,110
Southern Missouri Bancorp, Inc.	11,000	587,290
Southern States Bancshares, Inc.	35,000	1,024,800
Southside Bancshares, Inc.	10,000	313,200
Stewart Information Services Corp.	103,814	6,099,072
Summit Financial Group, Inc.	65,515	2,010,655
Summit State Bank	21,000	252,000
SWK Holdings Corp.*	58,405	1,023,840
Territorial Bancorp, Inc.	30,000	334,500
Third Coast Bancshares, Inc.*	58,000	1,152,460
Timberland Bancorp, Inc.	47,900	1,506,934
Tiptree, Inc.	177,200	3,359,712
Towne Bank	120,600	3,589,056
TriCo Bancshares	15,900	683,223
TrustCo Bank Corp. NY	46,680	1,449,414
Trustmark Corp.	200,500	5,589,940
Union Bankshares, Inc.	139	4,260
United Bancorp, Inc.	17,000	216,580
United Fire Group, Inc.	53,100	1,068,372
United Security Bancshares	50,000	420,500
Unity Bancorp, Inc.	43,867	1,298,025
Universal Insurance Holdings, Inc.	110,117	1,759,670
Univest Financial Corp.	133,179	2,933,933
US Global Investors, Inc., Class A	48,500	136,770
Velocity Financial, Inc.*+	156,650	2,697,513
Veritex Holdings, Inc.	102,380	2,382,383
Virtus Investment Partners, Inc.	17,232	4,166,008

Industry Company	Shares	Value

Financials (continued)
WaFd, Inc.	200,000	$6,592,000
Washington Trust Bancorp, Inc.	45,000	1,457,100
Waterstone Financial, Inc.	47,000	667,400
WesBanco, Inc.	134,000	4,203,580
Western New England Bancorp, Inc.	67,500	607,500
Westwood Holdings Group, Inc.	26,452	332,502
World Acceptance Corp.*	20,100	2,623,653

		437,239,482

Health Care - 3.40%
AdaptHealth Corp.*	505,000	3,681,450
American Shared Hospital Services*	8,500	20,225
Assertio Holdings, Inc.*	298,600	319,502
Avanos Medical, Inc.*	158,417	3,553,293
Bioventus, Inc., Class A*	225,000	1,185,750
CareCloud, Inc.*	29,200	44,384
Carisma Therapeutics, Inc.+	154,900	453,857
Cross Country Healthcare, Inc.*	157,500	3,565,800
Enhabit, Inc.*	127,800	1,322,730
FONAR Corp.*	16,500	322,740
Fulgent Genetics, Inc.*	52,708	1,523,788
Great Elm Group, Inc.*	4,500	8,730
Innoviva, Inc.*+	289,190	4,638,608
Multiplan Corp.*	3,195,200	4,601,088
Ocuphire Pharma, Inc.*	40,000	120,400
OraSure Technologies, Inc.*	200,000	1,640,000
Owens & Minor, Inc.*	253,600	4,886,872
Pediatrix Medical Group, Inc.*	265,000	2,464,500
ProPhase Labs, Inc.*+	5,000	22,600
SCYNEXIS, Inc.*	91,900	204,937
Vanda Pharmaceuticals, Inc.*	175,100	738,922
Vir Biotechnology, Inc.*	295,200	2,969,712
Voyager Therapeutics, Inc.*	138,000	1,164,720
XBiotech, Inc.*	20,000	80,000
Zymeworks, Inc.*	406,900	4,227,691

		43,762,299

Industrials - 13.84%
ACCO Brands Corp.	481,300	2,926,304
Air Transport Services Group, Inc.*	197,500	3,477,975
Allegiant Travel Co.+	85,200	7,038,372

50	Semi-Annual Report | December 31, 2023 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Industrials (continued)
American Woodmark Corp.*	93,400	$8,672,190
ARC Document Solutions, Inc.	301,700	989,576
ArcBest Corp.	69,500	8,354,595
Avalon Holdings Corp., Class A*	16,900	40,391
AZZ, Inc.	59,600	3,462,164
BlueLinx Holdings, Inc.*	45,000	5,098,950
BrightView Holdings, Inc.*	454,500	3,826,890
Caesarstone, Ltd.*	68,500	256,190
CBAK Energy Technology, Inc.*	360,000	378,000
Civeo Corp.	77,255	1,765,277
Commercial Vehicle Group, Inc.*	93,600	656,136
CompX International, Inc.	1,000	25,280
Concrete Pumping Holdings, Inc.*	313,000	2,566,600
Conduent, Inc.*	784,200	2,862,330
Costamare, Inc.	545,400	5,677,614
Covenant Logistics Group, Inc.	85,400	3,931,816
Daseke, Inc.*	43,000	348,300
Deluxe Corp.	187,000	4,011,150
Eagle Bulk Shipping, Inc.+	68,600	3,800,440
Eastern Co. (The)	19,601	431,222
Enviri Corp.*	352,580	3,173,220
Genco Shipping & Trading, Ltd.	230,900	3,830,631
Golden Ocean Group, Ltd.+	738,400	7,206,784
Greenbrier Cos., Inc. (The)	151,500	6,693,270
Heartland Express, Inc.	165,000	2,352,900
Heidrick & Struggles International, Inc.	67,500	1,993,275
Hurco Cos., Inc.	19,560	421,127
JELD-WEN Holding, Inc.*	381,200	7,197,056
JetBlue Airways Corp.*+	800,000	4,440,000
Kaman Corp.	33,300	797,535
Kelly Services, Inc., Class A	139,383	3,013,460
Limbach Holdings, Inc.*	3,000	136,410
LS Starrett Co. (The), Class A*	14,232	172,207
Manitowoc Co., Inc. (The)*	146,550	2,445,919
Matthews International Corp., Class A	109,000	3,994,850
Mayville Engineering Co., Inc.*	97,810	1,410,420
Mistras Group, Inc.*	137,050	1,003,206
NL Industries, Inc.	66,962	375,657

Industry Company	Shares	Value

Industrials (continued)
NN, Inc.*	137,500	$550,000
Northwest Pipe Co.*	50,000	1,513,000
Orion Group Holdings, Inc.*	65,422	323,185
PAM Transportation Services, Inc.*	94,220	1,957,892
Pangaea Logistics Solutions, Ltd.	296,300	2,441,512
Park-Ohio Holdings Corp.	5,100	137,496
Perma-Pipe International Holdings, Inc.*	14,000	109,060
Preformed Line Products Co.	11,100	1,485,846
Proto Labs, Inc.*	54,800	2,135,008
Quad/Graphics, Inc.*	281,500	1,525,730
Quanex Building Products Corp.	126,700	3,873,219
Radiant Logistics, Inc.*	175,000	1,162,000
Resources Connection, Inc.	120,000	1,700,400
REV Group, Inc.	125,000	2,271,250
Rush Enterprises, Inc., Class B	23,600	1,250,328
Safe Bulkers, Inc.	542,100	2,130,453
Servotronics, Inc.*	1,500	18,750
SIFCO Industries, Inc.*	6,500	29,510
SkyWest, Inc.*	186,000	9,709,200
StarTek, Inc.*	174,900	771,309
Steelcase, Inc., Class A	345,000	4,664,400
Sun Country Airlines Holdings, Inc.*	148,800	2,340,624
Titan International, Inc.*	183,500	2,730,480
Titan Machinery, Inc.*	85,100	2,457,688
TrueBlue, Inc.*	79,550	1,220,297
Tutor Perini Corp.*	225,000	2,047,500
Universal Logistics Holdings, Inc.	115,189	3,227,596
V2X, Inc.*	35,000	1,625,400
Willis Lease Finance Corp.*	35,400	1,730,352

		178,395,174

Information Technology - 4.07%
Adeia, Inc.	481,800	5,969,502
Alpha & Omega Semiconductor, Ltd.*	109,544	2,854,717
AXT, Inc.*	125,000	300,000
Benchmark Electronics, Inc.	24,000	663,360
Cleanspark, Inc.*+	275,000	3,033,250

bridgewayfunds.com	51

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Information Technology (continued)
Comtech Telecommunications Corp.	91,200	$768,816
E2open Parent Holdings, Inc.*+	769,600	3,378,544
Eastman Kodak Co.*	253,000	986,700
Ebix, Inc.	21,400	22,256
Magnachip Semiconductor Corp.*	130,000	975,000
Methode Electronics, Inc.	111,000	2,523,030
NetScout Systems, Inc.*	202,400	4,442,680
Photronics, Inc.*	206,050	6,463,788
Richardson Electronics, Ltd.	15,000	200,250
ScanSource, Inc.*	50,000	1,980,500
Taitron Components, Inc., Class A	10,000	34,900
Trio-Tech International*	21,800	110,526
TTM Technologies, Inc.*	490,653	7,757,224
WidePoint Corp.*	11,000	25,520
Xerox Holdings Corp.	542,500	9,944,025

		52,434,588

Materials - 6.70%
AdvanSix, Inc.	145,700	4,365,172
Alto Ingredients, Inc.*	252,000	670,320
Ascent Industries Co.*	39,525	377,859
Caledonia Mining Corp. PLC	9,200	112,240
Century Aluminum Co.*+	322,300	3,912,722
Clearwater Paper Corp.*	91,650	3,310,398
Core Molding Technologies, Inc.*	37,900	702,287
Friedman Industries, Inc.	11,500	177,790
Intrepid Potash, Inc.*+	59,856	1,429,960
Koppers Holdings, Inc.	80,100	4,102,722
Kronos Worldwide, Inc.	233,600	2,321,984
Mativ Holdings, Inc.	165,000	2,526,150
Mercer International, Inc.	276,150	2,617,902
Olympic Steel, Inc.	67,267	4,486,709
Pactiv Evergreen, Inc.	712,643	9,770,335
Ramaco Resources, Inc., Class A	91,400	1,570,252
Ranpak Holdings Corp.*	248,000	1,443,360
Rayonier Advanced Materials, Inc.*	96,091	389,169
Ryerson Holding Corp.	177,800	6,166,104
Schnitzer Steel Industries, Inc., Class A	124,900	3,766,984
SunCoke Energy, Inc.	497,700	5,345,298
TimkenSteel Corp.*	259,000	6,073,550

Industry Company	Shares	Value

Materials (continued)
Tronox Holdings PLC	673,000	$9,529,680
Universal Stainless & Alloy
Products, Inc.*	40,000	803,200
Valhi, Inc.+	96,527	1,466,245
Warrior Met Coal, Inc.	146,992	8,962,102

		86,400,494

Real Estate - 2.34%
AMREP Corp.*	52,000	1,142,440
Anywhere Real Estate, Inc.*	457,800	3,712,758
Forestar Group, Inc.*	209,800	6,938,086
Newmark Group, Inc., Class A	705,000	7,726,800
Opendoor Technologies, Inc.*	2,100,000	9,408,000
RE/MAX Holdings, Inc., Class A	91,400	1,218,362
Transcontinental Realty Investors, Inc.*	1,400	48,384

		30,194,830

TOTAL COMMON STOCKS - 99.42%		1,281,384,463

(Cost $966,128,001)

PREFERRED STOCK - 0.00%
Air T Funding, 8.00%+	221	3,690

TOTAL PREFERRED STOCK - 0.00%		3,690

(Cost $4,597)

RIGHTS - 0.01%
Pineapple Holdings, Inc., CVR*Δ#+++		5,000	3,300
Resolute Forest Products, Inc., CVR, expiring 12/31/49*Δ#		335,500	97,295

TOTAL RIGHTS - 0.01%			100,595

(Cost $ – )

Rate^		Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	5.25%	720	720

TOTAL MONEY MARKET FUND - 0.00%			720

(Cost $720)

52	Semi-Annual Report | December 31, 2023 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.04%
Dreyfus Institutional Preferred Government Money Market Fund**	5.32%	13,381,173	$13,381,173

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.04%			13,381,173

(Cost $13,381,173)

TOTAL INVESTMENTS - 100.47%			$1,294,870,641
(Cost $979,514,491)

Liabilities in Excess of Other Assets - (0.47%)			(6,074,452)

NET ASSETS - 100.00%			$1,288,796,189

*	Non-income producing security.
+

This security or a portion of the security is out on loan as of December 31, 2023. Total loaned securities had a value of $42,586,663 as of December 31, 2023. See Note 2 for disclosure of cash and non-cash collateral.

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $143,095, which is 0.01% of total net assets.
Δ	Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+++	No stated maturity date.
^	Rate disclosed as of December 31, 2023.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2023.

CVR - Contingent Value Right

PLC - Public Limited Company

bridgewayfunds.com	53

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2023:

		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks

Communication Services	$61,543,489	$–	$42,500	$61,585,989

Other Industries (a)	1,219,798,474	–	–	1,219,798,474

Total Common Stocks	1,281,341,963	–	42,500	1,281,384,463

Preferred Stock	3,690	–	–	3,690

Rights	–	–	100,595	100,595

Money Market Fund	720	–	–	720

Investments Purchased With Cash Proceeds From Securities

Lending	13,381,173	–	–	13,381,173

TOTAL	$1,294,727,546	$–	$143,095	$1,294,870,641

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Common Stocks	Rights	Total

Balance as of 06/30/2023	$–	$97,295	$97,295
Purchases/Issuances	278,500	–	278,500
Sales/Expirations	–	–	–
Return of Capital	–	–	–
Realized Gain/(Loss)	–	–	–
Change in unrealized Appreciation/(Depreciation)	(236,000)	3,300	(232,700)
Transfers in	–	–	–
Transfers out	–	–	–

Balance as of 12/31/2023	$42,500	$100,595	$143,095

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2023	$(236,000)	$3,300	$(232,700)

See Notes to Financial Statements.

54	Semi-Annual Report | December 31, 2023 (Unaudited)

Managed Volatility Fund
MANAGER’S COMMENTARY (Unaudited)

December 31, 2023

Dear Fellow Managed Volatility Fund Shareholder,

For the quarter ended December 31, 2023, our Fund returned +4.56%, underperforming our primary market benchmark, the S&P 500 Index (+11.69%). The Fund performed in line with its design during the quarter.

For the calendar year, our Fund returned +11.11%, underperforming the S&P 500 Index (+26.29%).

The table below presents our December quarter, six months, one-year, five-year, 10-year, 15-year, and inception-to-date financial results.

Standardized Returns as of December 31, 2023

			Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (6/30/01)

Managed Volatility Fund	4.56%	4.31%	11.11%	7.11%	4.76%	5.51%	4.37%
S&P 500 Index	11.69%	8.04%	26.29%	15.69%	12.03%	13.97%	8.31%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions, based on the average of 500 widely held common stocks with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

bridgewayfunds.com	55

Managed Volatility Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception June 30, 2001 to December 31, 2023

Detailed Explanation of Quarterly Performance

For the quarter, the Managed Volatility Fund returned 4.56%, capturing 39% of the S&P 500 Index’s return. The Fund’s return capture is in line with the Fund’s objective of providing short-term risk less than or equal to 40% of the stock market. The Fund had an annualized standard deviation of 1.38% during the quarter, which was 70% lower than the S&P 500’s annualized standard deviation of 4.61% during the same period.

The portfolio’s options component detracted from quarterly results, returning approximately -1.2%. However, all other portfolio components added to the Fund’s results. The portfolio’s equities component provided the largest contribution, returning approximately 5%. The portfolio’s futures and fixed income components returned approximately 0.4% and 0.3%, respectively.

Detailed Explanation of Calendar Year Performance

For the 12-month period, the Managed Volatility Fund returned 11.11%, capturing 42% of the S&P 500 Index’s return. The Fund had an annualized standard deviation of 5.04% during the year, which was 64% lower than the S&P 500’s annualized standard deviation of 14.11% during the same period.

The portfolio’s options component detracted from the Fund’s results, returning approximately -1.8%. All other portfolio components added to results during the year. The portfolio’s equities component made the largest contribution with a return of roughly 11%. The portfolio’s fixed income component returned roughly 1.1%, while the portfolio’s futures component returned 0.7%.

The Fund continues to perform as designed, particularly over longer time horizons. For the past 10 years and since inception, the Fund has captured roughly 40% and 53%, respectively, of the S&P 500’s return. The Fund’s annualized standard deviation has been about 59% lower than the index’s for the last 10 years, and about 57% lower since inception.

56	Semi-Annual Report | December 31, 2023 (Unaudited)

Managed Volatility Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2023

Rank	Description	Industry	% of Net Assets
1	Apple, Inc.	Information Technology	3.7%
2	Microsoft Corp.	Information Technology	3.5%
3	Amazon.com, Inc.	Consumer Discretionary	2.4%
4	Alphabet, Inc., Class C	Communication Services	1.8%
5	Alphabet, Inc., Class A	Communication Services	1.8%
6	McDonald’s Corp.	Consumer Discretionary	1.7%
7	Marathon Petroleum Corp.	Energy	1.7%
8	Occidental Petroleum Corp.	Energy	1.4%
9	PepsiCo, Inc.	Consumer Staples	1.3%
10	Expedia Group, Inc.	Consumer Discretionary	1.2%

	Total		20.5%

Industry Sector Representation as of December 31, 2023

Asset Type	% of Net Assets
Common Stock	59.0%
Communication Services	5.5%
Consumer Discretionary	7.5%
Consumer Staples	4.2%
Energy	7.5%
Financials	6.3%
Health Care	6.4%
Industrials	3.5%
Information Technology	15.0%
Materials	1.6%
Real Estate	0.8%
Utilities	0.7%
U.S. Government Obligations	32.4%
Call Options Written	-1.1%
Put Options Written	-0.8%
Money Market Fund	7.6%
Cash & Other Assets	2.9%
Total	100%

Important Disclosure

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2023, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly affect short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in the small companies within this multi-cap fund generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large

bridgewayfunds.com	57

Managed Volatility Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

companies, particularly in the short term and particularly in the early stages of an economic or market downturn. The Fund’s use of options, futures, and leverage can magnify the risk of loss in an unfavorable market, and the Fund’s use of short-sale positions can, in theory, expose shareholders to unlimited loss. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole. The Fund uses an option writing strategy in which the Fund may sell covered calls or secured put options. Options are subject to special risks and may not fully protect the Fund against declines in the value of its stocks. In addition, an option writing strategy limits the upside profit potential normally associated with stocks. Finally, the Fund’s fixed-income holdings are subject to three types of risk. Interest rate risk is the chance that bond prices overall will decline as interest rates rise. Credit risk is the chance that a bond issuer will fail to pay interest and principal. Prepayment risk is the chance that a mortgage-backed bond issuer will repay a higher yielding bond, resulting in a lower paying yield.

Conclusion

Thank you for your continued investment in Managed Volatility Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

58	Semi-Annual Report | December 31, 2023 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

COMMON STOCKS - 59.02%

Communication Services - 5.49%
Alphabet, Inc., Class A*#	3,900	$544,791
Alphabet, Inc., Class C*#	4,000	563,720
AT&T, Inc.	1,740	29,197
Comcast Corp., Class A	600	26,310
Electronic Arts, Inc.#	1,900	259,939
Meta Platforms, Inc., Class A*#	400	141,584
Omnicom Group, Inc.	400	34,604
Verizon Communications, Inc.	900	33,930
Walt Disney Co. (The)	565	51,014
Warner Bros Discovery, Inc.*	366	4,165

		1,689,254

Consumer Discretionary - 7.47%
Amazon.com, Inc.*#	4,800	729,312
AutoZone, Inc.*	100	258,561
eBay, Inc.	500	21,810
Expedia Group, Inc.*#	2,500	379,475
Ford Motor Co.	875	10,666
General Motors Co.	700	25,144
McDonald’s Corp.#	1,800	533,718
NIKE, Inc., Class B	400	43,428
Ross Stores, Inc.	500	69,195
Starbucks Corp.	400	38,404
Tesla, Inc.*	600	149,088
Yum! Brands, Inc.	300	39,198

		2,297,999

Consumer Staples - 4.25%
Archer-Daniels-Midland Co.	400	28,888
Coca-Cola Co. (The)	1,700	100,181
Colgate-Palmolive Co.	400	31,884
Constellation Brands, Inc., Class A#	400	96,700
Costco Wholesale Corp.	300	198,024
Dollar General Corp.	300	40,785
General Mills, Inc.	500	32,570
J M Smucker Co. (The)	200	25,276
Kimberly-Clark Corp.	400	48,604
Kroger Co. (The)	800	36,568
Lamb Weston Holdings, Inc.#	300	32,427
Mondelez International, Inc., Class A	700	50,701
PepsiCo, Inc.#	2,300	390,632
Procter & Gamble Co. (The)	600	87,924
Target Corp.	300	42,726

Industry Company	Shares	Value

Consumer Staples (continued)
Walmart, Inc.#	400	$63,060

		1,306,950

Energy - 7.48%
APA Corp.#	7,000	251,160
Cheniere Energy, Inc.#	2,000	341,420
Chevron Corp.#	678	101,130
ConocoPhillips	587	68,133
EOG Resources, Inc.	500	60,475
Exxon Mobil Corp.#	900	89,982
Kinder Morgan, Inc.	400	7,056
Marathon Petroleum Corp.#	3,500	519,260
Occidental Petroleum Corp.#	7,260	433,495
Phillips 66	593	78,952
Pioneer Natural Resources Co.	25	5,622
Schlumberger NV	600	31,224
Valero Energy Corp.#	2,400	312,000

		2,299,909

Financials - 6.30%
American Express Co.#	300	56,202
Aon PLC, Class A	200	58,204
Bank of America Corp.	1,700	57,239
Berkshire Hathaway, Inc., Class B*#	710	253,229
BlackRock, Inc.	100	81,180
Capital One Financial Corp.#	200	26,224
Charles Schwab Corp. (The)	800	55,040
Chubb, Ltd.	261	58,986
Citigroup, Inc.	810	41,666
CME Group, Inc.#	600	126,360
Comerica, Inc.	300	16,743
Goldman Sachs Group, Inc. (The)	200	77,154
Huntington Bancshares, Inc.	400	5,088
JPMorgan Chase & Co.	1,000	170,100
KeyCorp.	400	5,760
Marsh & McLennan Cos., Inc.	400	75,788
Mastercard, Inc., Class A#	400	170,604
Morgan Stanley	800	74,600
PayPal Holdings, Inc.*	400	24,564
PNC Financial Services Group, Inc. (The)	200	30,970
Progressive Corp. (The)	320	50,969

bridgewayfunds.com	59

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company	Shares	Value

Common Stocks (continued)

Financials (continued)
S&P Global, Inc.	200	$88,104
T Rowe Price Group, Inc.	100	10,769
Truist Financial Corp.	300	11,076
U.S. Bancorp	1,900	82,232
Visa, Inc., Class A#	600	156,210
Wells Fargo & Co.	1,471	72,403

		1,937,464

Health Care - 6.36%
Abbott Laboratories	700	77,049
AbbVie, Inc.#	1,559	241,598
Amgen, Inc.#	500	144,010
Baxter International, Inc.	300	11,598
Becton Dickinson & Co.	173	42,183
Biogen, Inc.*	200	51,754
Bristol-Myers Squibb Co.	879	45,101
Cigna Group (The)	299	89,535
CVS Health Corp.	400	31,584
Danaher Corp.	200	46,268
DaVita, Inc.*#	900	94,284
Elevance Health, Inc.	200	94,312
Embecta Corp.	34	644
Exact Sciences Corp.*#	200	14,796
Gilead Sciences, Inc.	400	32,404
Johnson & Johnson	800	125,392
Medtronic PLC	200	16,476
Merck & Co., Inc.	1,600	174,432
Pfizer, Inc.	1,700	48,943
Stryker Corp.	160	47,914
Thermo Fisher Scientific, Inc.#	300	159,237
UnitedHealth Group, Inc.#	700	368,529

		1,958,043

Industrials - 3.48%
3M Co.	500	54,660
Automatic Data Processing, Inc.#	50	11,648
Carrier Global Corp.	540	31,023
Emerson Electric Co.	400	38,932
FedEx Corp.#	600	151,782
Honeywell International, Inc.	600	125,826
Ingersoll Rand, Inc.	16	1,237
Johnson Controls International PLC	454	26,169
L3Harris Technologies, Inc.	100	21,062
Lockheed Martin Corp.	270	122,375
Northrop Grumman Corp.#	200	93,628

Industry Company	Shares	Value

Industrials (continued)
Otis Worldwide Corp.	270	$24,157
RTX Corp.	1,240	104,334
Trane Technologies PLC	200	48,780
Union Pacific Corp.	300	73,686
United Parcel Service, Inc., Class B	300	47,169
Veralto Corp.	66	5,429
Waste Management, Inc.	500	89,550

		1,071,447

Information Technology - 15.03%
Accenture PLC, Class A	200	70,182
Adobe, Inc.*#	500	298,300
Analog Devices, Inc.	200	39,712
Apple, Inc.#	5,900	1,135,927
Applied Materials, Inc.#	1,100	178,277
Broadcom, Inc.	210	234,413
Cisco Systems, Inc.	2,000	101,040
Cognizant Technology Solutions Corp., Class A#	700	52,871
Dropbox, Inc., Class A*#	4,000	117,920
HP, Inc.	2,000	60,180
Intel Corp.	1,400	70,350
International Business Machines Corp.	200	32,710
Intuit, Inc.	200	125,006
Juniper Networks, Inc.	600	17,688
Micron Technology, Inc.#	2,100	179,214
Microsoft Corp.#	2,900	1,090,516
NVIDIA Corp.#	500	247,610
Oracle Corp.	860	90,670
QUALCOMM, Inc.#	1,500	216,945
Salesforce, Inc.*#	700	184,198
Texas Instruments, Inc.	470	80,116

		4,623,845

Materials - 1.57%
Corteva, Inc.	33	1,581
Dow, Inc.	333	18,262
DuPont de Nemours, Inc.	400	30,772
Ecolab, Inc.	200	39,670
Freeport-McMoRan, Inc.	1,600	68,112
Linde PLC	200	82,142
Nucor Corp.#	200	34,808
Sherwin-Williams Co. (The)	100	31,190
Steel Dynamics, Inc.#	1,500	177,150

		483,687

60	Semi-Annual Report | December 31, 2023 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Industry Company		Shares	Value

Common Stocks (continued)

Real Estate - 0.83%
American Tower Corp.		300	$64,764
Crown Castle, Inc.		500	57,595
Equinix, Inc.		40	32,216
Prologis, Inc.		250	33,325
Public Storage		100	30,500
SBA Communications Corp.		50	12,684
Welltower, Inc.		200	18,034
Weyerhaeuser Co.		200	6,954

			256,072

Utilities - 0.76%
American Electric Power Co., Inc.		400	32,488
Dominion Energy, Inc.		420	19,740
Duke Energy Corp.		383	37,166
NextEra Energy, Inc.		1,300	78,962
Sempra		660	49,322
Xcel Energy, Inc.		240	14,859

			232,537

TOTAL COMMON STOCKS - 59.02%			18,157,207

(Cost $9,107,007)

Due Date	Discount Rate or Coupon Rate(a)	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 32.41%

U.S. Treasury Bills - 32.41%
01/04/2024	5.418%	$4,000,000	3,998,837
02/08/2024	5.357%	3,000,000	2,983,753
02/22/2024	5.340%	1,000,000	992,566
01/25/2024	5.382%	2,000,000	1,993,263

TOTAL U.S. GOVERNMENT OBLIGATIONS - 32.41%			9,968,419

(Cost $9,966,790)

	Rate^	Shares	Value

MONEY MARKET FUND - 7.55%
Fidelity Investments Money
Market Government
Portfolio Class I	5.25%	2,323,878	2,323,878

TOTAL MONEY MARKET FUND - 7.55%			2,323,878

(Cost $2,323,878)

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN - 98.98%			30,449,504

(Cost $21,397,675)

Value

WRITTEN OPTIONS - (1.87%)

TOTAL WRITTEN OPTIONS - (1.87%)	$(575,967)

(Premiums Received $(603,506))

TOTAL INVESTMENTS - 97.11%	$29,873,537
(Cost $20,794,169)

Other Assets in Excess of Liabilities - 2.89%	888,278

NET ASSETS - 100.00%	$30,761,815

#	Security subject to call or put option written by the Fund.
*	Non-income producing security.
(a)	Rate represents the annualized effective yield at purchase.
^	Rate disclosed as of December 31, 2023.

PLC	- Public Limited Company

bridgewayfunds.com	61

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

EXCHANGE TRADED PUT OPTIONS WRITTEN - (0.76%)

Adobe, Inc.	6	$(357,960)	$620.00	02/16/24	$(19,992)

Akamai Technologies, Inc.	25	(295,875)	115.00	02/16/24	(6,500)

Amazon.com, Inc.	40	(607,760)	150.00	03/15/24	(27,000)

American Express Co.	15	(281,010)	180.00	03/15/24	(6,300)

Automatic Data Processing, Inc.	10	(232,970)	220.00	02/16/24	(2,860)

Berkshire Hathaway, Inc., Class B	10	(356,660)	360.00	03/15/24	(8,600)

Boston Scientific Corp.	10	(57,810)	55.00	02/16/24	(750)

Capital One Financial Corp.	25	(327,800)	130.00	02/16/24	(12,425)

CF Industries Holdings, Inc.	30	(238,500)	82.50	01/19/24	(10,950)

CME Group, Inc.	5	(105,300)	210.00	03/15/24	(3,400)

CME Group, Inc.	5	(105,300)	220.00	03/15/24	(6,000)

DaVita, Inc.	15	(157,140)	100.00	01/19/24	(1,800)

EQT Corp.	55	(212,630)	43.00	01/19/24	(26,400)

GoDaddy, Inc., Class A	25	(265,400)	105.00	03/15/24	(10,000)

Meta Platforms, Inc., Class A	9	(318,564)	335.00	03/15/24	(12,087)

Meta Platforms, Inc., Class A	4	(141,584)	345.00	03/15/24	(6,760)

Microsoft Corp.	8	(300,832)	365.00	03/15/24	(8,352)

Nucor Corp.	18	(313,272)	165.00	02/16/24	(5,634)

NVIDIA Corp.	3	(148,566)	470.00	02/16/24	(3,930)

NVIDIA Corp.	1	(49,522)	460.00	02/16/24	(1,004)

Ovintiv, Inc.	10	(43,920)	47.00	01/19/24	(4,400)

Range Resources Corp.	40	(121,760)	31.00	01/19/24	(4,720)

T-Mobile US, Inc.	10	(160,330)	155.00	02/16/24	(2,410)

United Airlines Holdings, Inc.	45	(185,670)	40.00	03/15/24	(9,405)

Vertiv Holdings Co., Class A	70	(336,210)	47.50	03/15/24	(28,000)

Walmart, Inc.	23	(362,595)	150.00	03/15/24	(4,784)

Total Exchange Traded Put Options Written (Premiums Received $ (262,430))					$(234,463)

62	Semi-Annual Report | December 31, 2023 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2023

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

EXCHANGE TRADED CALL OPTIONS WRITTEN - (1.11%)

AbbVie, Inc.	6	$(92,982)	$145.00	02/16/24	$(6,390)

Adobe, Inc.	2	(119,320)	600.00	03/15/24	(6,820)

Alphabet, Inc., Class A	20	(279,380)	135.00	02/16/24	(18,200)

Alphabet, Inc., Class C	10	(140,930)	140.00	03/15/24	(8,250)

Alphabet, Inc., Class C	3	(42,279)	145.00	03/15/24	(1,725)

Amazon.com, Inc.	18	(273,492)	145.00	02/16/24	(21,510)

Amgen, Inc.	2	(57,604)	285.00	02/16/24	(2,284)

APA Corp.	70	(251,160)	35.00	01/19/24	(11,200)

Apple, Inc.	25	(481,325)	190.00	02/16/24	(20,000)

Applied Materials, Inc.	4	(64,828)	155.00	03/15/24	(5,800)

Berkshire Hathaway, Inc., Class B	2	(71,332)	350.00	01/19/24	(1,940)

Cheniere Energy, Inc.	20	(341,420)	180.00	03/15/24	(8,800)

Chevron Corp.	3	(44,748)	145.00	01/19/24	(1,770)

CME Group, Inc.	6	(126,360)	220.00	03/15/24	(2,160)

Cognizant Technology Solutions Corp., Class A	3	(22,659)	75.00	02/16/24	(960)

Constellation Brands, Inc., Class A	2	(48,350)	240.00	01/19/24	(1,480)

DaVita, Inc.	8	(83,808)	105.00	01/19/24	(2,400)

Dropbox, Inc., Class A	40	(117,920)	27.00	01/19/24	(10,800)

Electronic Arts, Inc.	19	(259,939)	140.00	03/15/24	(8,550)

Exact Sciences Corp.	2	(14,796)	65.00	01/19/24	(1,940)

Expedia Group, Inc.	25	(379,475)	150.00	03/15/24	(31,125)

Exxon Mobil Corp.	3	(29,994)	105.00	02/16/24	(531)

FedEx Corp.	2	(50,594)	250.00	03/15/24	(2,504)

Lamb Weston Holdings, Inc.	3	(32,427)	100.00	01/19/24	(2,925)

Marathon Petroleum Corp.	27	(400,572)	145.00	01/19/24	(17,064)

Mastercard, Inc., Class A	2	(85,302)	400.00	01/19/24	(5,650)

McDonald’s Corp.	13	(385,463)	285.00	03/15/24	(22,282)

Micron Technology, Inc.	7	(59,738)	87.50	03/15/24	(2,905)

Microsoft Corp.	9	(338,436)	375.00	02/16/24	(13,995)

Northrop Grumman Corp.	2	(93,628)	465.00	02/16/24	(3,620)

Nucor Corp.	2	(34,808)	170.00	02/16/24	(1,968)

NVIDIA Corp.	2	(99,044)	495.00	03/15/24	(7,694)

Occidental Petroleum Corp.	69	(411,999)	57.50	02/16/24	(25,530)

PepsiCo, Inc.	16	(271,744)	165.00	01/19/24	(9,360)

PepsiCo, Inc.	3	(50,952)	170.00	03/15/24	(1,695)

QUALCOMM, Inc.	6	(86,778)	145.00	03/15/24	(4,680)

Salesforce, Inc.	3	(78,942)	260.00	03/15/24	(4,935)

Steel Dynamics, Inc.	15	(177,150)	115.00	02/16/24	(11,550)

Thermo Fisher Scientific, Inc.	2	(106,158)	530.00	03/15/24	(5,596)

UnitedHealth Group, Inc.	3	(157,941)	520.00	03/15/24	(7,536)

Valero Energy Corp.	22	(286,000)	135.00	03/15/24	(11,220)

Visa, Inc., Class A	2	(52,070)	250.00	03/15/24	(4,160)

Total Exchange Traded Call Options Written (Premiums Received $(341,076))					$(341,504)

bridgewayfunds.com	63

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2023:

		Assets Table
		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$18,157,207	$–	$–	$18,157,207

U.S. Government Obligations	–	9,968,419	–	9,968,419

Money Market Fund	2,323,878	–	–	2,323,878

TOTAL	$20,481,085	$9,968,419	$–	$30,449,504

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Written Options	$(466,892)	$(109,075)	$–	$(575,967)

TOTAL	$(466,892)	$(109,075)	$–	$(575,967)

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

64	Semi-Annual Report | December 31, 2023 (Unaudited)

THIS PAGE INTENTIONALLY LEFT BLANK

bridgewayfunds.com	65

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

ASSETS	Aggressive Investors 1	Ultra-Small Company
Investments at value(c)	$159,046,888	$92,876,414

Deposit with brokers for options written	–	–

Deposits with brokers for future contracts	–	–

Receivables:

Portfolio securities sold	2,991,187	241,270

Fund shares sold	2,573	–

Dividends and interest	64,653	47,054

Prepaid expenses	21,418	11,978

Total assets	162,126,719	93,176,716

LIABILITIES

Payables:

Portfolio securities purchased	2,534,280	641,928

Fund shares redeemed	8,102	4,625

Due to custodian	–	–

Loan payable	–	–

Payable upon return of securities loaned	438,500	6,198,589

Accrued Liabilities:

Investment adviser fees	22,923	61,723

Administration fees	759	360

Directors’ fees	1,725	1,376

Other	49,928	33,165

Put options written at value	–	–

Call options written at value	–	–

Total liabilities	3,056,217	6,941,766

NET ASSETS	$159,070,502	$86,234,950

NET ASSETS REPRESENT

Paid-in capital	$138,761,594	$80,458,454

Distributable earnings/(Accumulated losses)	20,308,908	5,776,496

NET ASSETS	$159,070,502	$86,234,950

Shares of common stock outstanding of $.001 par value(a)	2,175,991	3,014,707

Net asset value, offering price and redemption price per share	$73.10	$28.60

Total investments at cost	$129,369,479	$87,892,271

Premiums received on put options written	$–	$–

Premiums received on call options written	$–	$–

(a)	See Note 1 - Organization in the Notes to Financial Statements for shares authorized for each Fund.

(b)	Redemption of shares held less than six months may be charged a 2% redemption fee. See Note 8.

(c)	Includes investments purchased with cash collateral for security lending, see Note 2.

See Notes to Financial Statements.

66	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Market		Small-Cap Value	Omni Small-Cap Value	Managed Volatility

$202,142,106		$583,156,562	$1,294,870,641	$30,449,504

–		–	–	129,263

–		–	–	752,502

804,382		1,040,739	5,311,716	–

56,955		538,551	4,923,200	–

154,099		487,808	919,859	29,427

29,843		67,787	78,740	15,582

203,187,385		585,291,447	1,306,104,156	31,376,278

49,430		6,623,422	1,191,786	–

126,753		690,151	853,545	1

114,856		–	–	–

–		–	1,421,000	–

16,219,579		2,983,605	13,381,173	–

60,410		314,854	270,169	4,975

780		2,598	5,973	175

3,614		7,949	15,250	313

81,651		122,575	169,071	33,032

–		–	–	234,463

–		–	–	341,504

16,657,073		10,745,154	17,307,967	614,463

$186,530,312		$574,546,293	$1,288,796,189	$30,761,815

$196,532,226		$522,564,711	$917,678,743	$21,948,462

(10,001,914)		51,981,582	371,117,446	8,813,353

$186,530,312		$574,546,293	$1,288,796,189	$30,761,815

16,487,837		14,905,909	67,712,795	1,889,945

$11.31	(b)	$38.54	$19.03	$16.28

$183,601,867		$536,292,086	$979,514,491	$21,397,675

$–		$–	$–	$262,430

$–		$–	$–	$341,076

bridgewayfunds.com	67

STATEMENTS OF OPERATIONS
Six Months Ended December 31, 2023 (Unaudited)

	Aggressive Investors 1	Ultra-Small Company

INVESTMENT INCOME

Dividends	$983,411	$754,299

Less: foreign taxes withheld	(2,258)	(3,880)

Interest	19,501	17,150

Securities lending	3,154	104,694

Total Investment Income	1,003,808	872,263

EXPENSES

Investment advisory fees - Base fees	678,128	352,282

Investment advisory fees - Performance adjustment	(576,316)	–

Administration fees	4,586	2,380

Accounting fees	32,481	29,489

Transfer agent fees	62,159	28,096

Audit fees	8,558	6,986

Legal fees	15,427	8,329

Custody fees	2,363	6,342

Blue sky fees	12,272	6,045

Directors’ and officers’ fees	12,795	7,057

Shareholder servicing fees	37,234	12,886

Reports to shareholders	14,820	10,421

Insurance expenses	7,848	4,346

Miscellaneous expenses	8,085	8,031

Total Expenses	320,440	482,690

Less investment advisory fees waived and other expenses reimbursed	–	–

Net Expenses	320,440	482,690

NET INVESTMENT INCOME	683,368	389,573

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized Gain (Loss) on:

Investments	547,498	447,779

Foreign Currency Transactions	(284)	–

Written options	–	–

Futures contracts	–	–

Net Realized Gain (Loss)	547,214	447,779

Change in Unrealized Appreciation (Depreciation) on:

Investments	12,623,760	7,307,043

Foreign Currency Translations	66	–

Written options	–	–

Net Change in Unrealized Appreciation (Depreciation)	12,623,826	7,307,043

Net Realized and Unrealized Gain on Investments	13,171,040	7,754,822

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,854,408	$8,144,395

See Notes to Financial Statements.

68	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Market	Small-Cap Value	Omni Small-Cap Value	Managed Volatility

$974,699	$5,452,506	$13,150,020	$181,811

389	(11,312)	(8,634)	–

24,516	81,285	50,446	321,846

329,014	27,558	103,364	–

1,328,618	5,550,037	13,295,196	503,657

437,227	1,615,883	2,644,424	92,501

–	66,992	–	–

5,316	16,379	35,754	940

39,811	58,386	105,926	26,532

52,666	104,989	6,794	19,967

9,185	17,640	29,465	8,334

18,453	58,355	117,406	3,306

9,200	7,100	14,267	3,030

12,649	27,007	32,741	12,002

16,013	48,835	97,568	2,646

79,886	235,250	481,582	10,537

17,156	48,017	42,687	8,366

10,117	28,326	58,883	1,612

7,624	30,397	50,043	8,549

715,303	2,363,556	3,717,540	198,322

(59,462)	–	(955,586)	(53,404)

655,841	2,363,556	2,761,954	144,918

672,777	3,186,481	10,533,242	358,739

(2,846,212)	4,682,108	69,068,688	639,644

8	–	–	–

–	–	–	218,527

–	–	–	(635,499)

(2,846,204)	4,682,108	69,068,688	222,672

15,210,219	40,658,425	138,094,639	820,523

(34)	–	–	–

–	–	–	(106,721)

15,210,185	40,658,425	138,094,639	713,802

12,363,981	45,340,533	207,163,327	936,474

$13,036,758	$48,527,014	$217,696,569	$1,295,213

bridgewayfunds.com	69

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Investors 1		Ultra-Small Company

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023

	(Unaudited)		(Unaudited)

OPERATIONS

Net investment income (loss)	$683,368	$1,792,022	$389,573	$(47,737)

Net realized gain (loss) on investments	547,214	(6,694,951)	447,779	10,737,492

Net change in unrealized appreciation (depreciation) on investments	12,623,826	29,439,691	7,307,043	(2,700,149)

Net increase in net assets resulting from operations	13,854,408	24,536,762	8,144,395	7,989,606

DISTRIBUTIONS:

From net investment income and net realized gains	(1,390,323)	(2,003,138)	(4,092,359)	(12,493,631)

Net decrease in net assets from distributions	(1,390,323)	(2,003,138)	(4,092,359)	(12,493,631)

SHARE TRANSACTIONS:

Proceeds from sale of shares	1,137,713	1,334,030	73,958	662,893

Reinvestment of distributions	1,332,748	1,909,352	3,893,496	11,514,136

Cost of shares redeemed	(6,756,550)	(10,394,348)	(4,179,227)	(3,765,829)

Redemption fees	–	–	–	–

Net increase (decrease) in net assets resulting from share transactions	(4,286,089)	(7,150,966)	(211,773)	8,411,200
Net increase (decrease) in net assets	8,177,996	15,382,658	3,840,263	3,907,175

NET ASSETS:

Beginning of period	150,892,506	135,509,848	82,394,687	78,487,512

End of period	$159,070,502	$150,892,506	$86,234,950	$82,394,687

SHARES ISSUED & REDEEMED

Issued	17,338	21,758	2,733	23,570

Distributions reinvested	18,674	31,285	148,042	455,825

Redeemed	(98,919)	(166,206)	(157,647)	(135,871)

Net increase (decrease)	(62,907)	(113,163)	(6,872)	343,524

Outstanding at beginning of period	2,238,898	2,352,061	3,021,579	2,678,055

Outstanding at end of period	2,175,991	2,238,898	3,014,707	3,021,579

See Notes to Financial Statements.

70	Semi-Annual Report | December 31, 2023 (Unaudited)

Ultra-Small Company Market		Small-Cap Value		Omni Small-Cap Value

Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023

(Unaudited)		(Unaudited)		(Unaudited)

$672,777	$1,680,427	$3,186,481	$7,901,047	$10,533,242	$22,771,852

(2,846,204)	(26,363,666)	4,682,108	13,058,912	69,068,688	105,110,438

15,210,185	25,013,533	40,658,425	24,242,974	138,094,639	(64,596,869)

13,036,758	330,294	48,527,014	45,202,933	217,696,569	63,285,421

(1,680,449)	(3,941,983)	(14,696,211)	(4,893,779)	(104,233,821)	(218,697,351)

(1,680,449)	(3,941,983)	(14,696,211)	(4,893,779)	(104,233,821)	(218,697,351)

2,978,975	26,230,413	88,467,019	281,484,779	65,488,121	229,039,073

1,547,171	3,707,860	14,272,088	4,723,622	104,131,268	218,471,046

(13,973,840)	(31,049,948)	(108,358,022)	(202,895,796)	(114,006,072)	(331,319,501)

17,414	23,911	–	–	–	–

(9,430,280)	(1,087,764)	(5,618,915)	83,312,605	55,613,317	116,190,618

1,926,029	(4,699,453)	28,211,888	123,621,759	169,076,065	(39,221,312)

184,604,283	189,303,736	546,334,405	422,712,646	1,119,720,124	1,158,941,436

$186,530,312	$184,604,283	$574,546,293	$546,334,405	$1,288,796,189	$1,119,720,124

294,630	2,486,450	2,432,789	7,883,750	3,623,750	12,341,533

149,775	368,209	388,991	135,736	5,765,851	12,505,498

(1,370,068)	(2,913,014)	(3,030,845)	(5,797,264)	(6,288,548)	(17,739,796)

(925,663)	(58,355)	(209,065)	2,222,222	3,101,053	7,107,235

17,413,500	17,471,855	15,114,974	12,892,752	64,611,742	57,504,507

16,487,837	17,413,500	14,905,909	15,114,974	67,712,795	64,611,742

bridgewayfunds.com	71

STATEMENT OF CHANGES IN NET ASETS (continued)

	Managed Volatility

	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023

	(Unaudited)

OPERATIONS

Net investment income	$358,739	$474,184
Net realized gain on investments	222,672	879,193

Net change in unrealized appreciation (depreciation) on investments	713,802	1,997,142

Net increase in net assets resulting from operations	1,295,213	3,350,519

DISTRIBUTIONS:

From net investment income and net realized gains	(1,670,716)	(1,771,090)

Net decrease in net assets from distributions	(1,670,716)	(1,771,090)

SHARE TRANSACTIONS:

Proceeds from sale of shares	1,090,041	2,541,769

Reinvestment of distributions	1,652,130	1,663,038

Cost of shares redeemed	(2,340,985)	(3,687,157)

Net increase in net assets resulting from share transactions	401,186	517,650
Net increase in net assets	25,683	2,097,079

NET ASSETS:

Beginning of period	30,736,132	28,639,053

End of period	$30,761,815	$30,736,132

SHARES ISSUED & REDEEMED

Issued	65,543	158,492

Distributions reinvested	102,173	107,086

Redeemed	(141,076)	(231,144)

Net increase	26,640	34,434

Outstanding at beginning of period	1,863,305	1,828,871

Outstanding at end of period	1,889,945	1,863,305

See Notes to Financial Statements.

72	Semi-Annual Report | December 31, 2023 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

AGGRESSIVE INVESTORS 1

	For the Six Months Ended 12/31/23 (Unaudited)	Year Ended June 30
		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$67.40	$57.61	$82.61	$56.59	$62.01	$74.05

Income from Investment Operations:

Net Investment Income(a)	0.31	0.78	0.69	0.86	0.61	0.98

Net Realized and Unrealized Gain (Loss)	6.03	9.88	(18.56)	25.88	(5.21)	(6.93)

Total from Investment Operations	6.34	10.66	(17.87)	26.74	(4.60)	(5.95)

Less Distributions to Shareholders from:

Net Investment Income	(0.64)	(0.87)	(0.83)	(0.72)	(0.82)	(1.21)

Net Realized Gain	–	–	(6.30)	–	–	(4.88)

Total Distributions	(0.64)	(0.87)	(7.13)	(0.72)	(0.82)	(6.09)

Net Asset Value, End of Period	$73.10	$67.40	$57.61	$82.61	$56.59	$62.01

Total Return	9.43%(b)	18.66%	(23.81%)	47.48%	(7.53%)	(6.67%)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$159,071	$150,893	$135,510	$190,248	$142,728	$181,367

Expenses Before Waivers and Reimbursements(c)	0.43%(d)	0.32%	0.39%	0.34%	0.28%	0.35%

Expenses After Waivers and Reimbursements	0.43%(d)	0.32%	0.39%	0.34%	0.28%	0.35%

Net Investment Income After Waivers and Reimbursements	0.91%(d)	1.25%	0.90%	1.22%	1.04%	1.52%

Portfolio Turnover Rate	39%(b)	81%	64%	88%	125%	102%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Not annualized.
(c)

Expense ratios are significantly lower than in other past periods, due to a negative performance adjustment to the investment advisory fee. Please refer to Note 3 of the Notes to Financial Statements for further information. The rate shown may not be indicative of the rate going forward.

(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

bridgewayfunds.com	73

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

ULTRA-SMALL COMPANY

	For the Six Months Ended 12/31/23 (Unaudited)	Year Ended June 30
		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$27.27	$29.31	$46.46	$22.06	$24.16	$32.13

Income from Investment Operations:

Net Investment Income (Loss)(a)	0.13	(0.02)	0.19	0.16	(0.02)	0.28

Net Realized and Unrealized Gain (Loss)	2.62	2.69	(9.11)	24.24	(1.80)	(5.14)

Total from Investment Operations	2.75	2.67	(8.92)	24.40	(1.82)	(4.86)

Less Distributions to Shareholders from:

Net Investment Income	–	–	(0.24)	–	(0.28)	(0.01)

Net Realized Gain	(1.42)	(4.71)	(7.99)	–	–	(3.10)

Total Distributions	(1.42)	(4.71)	(8.23)	–	(0.28)	(3.11)

Net Asset Value, End of Period	$28.60	$27.27	$29.31	$46.46(b)	$22.06	$24.16

Total Return	10.55%(c)	10.37%	(21.04%)	110.61%	(7.63%)	(14.48%)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$86,235	$82,395	$78,488	$109,592	$57,511	$74,005

Expenses Before Waivers and Reimbursements	1.23%(d)	1.20%	1.15%	1.19%	1.32%	1.21%

Expenses After Waivers and Reimbursements	1.23%(d)	1.20%	1.15%	1.19%	1.32%	1.21%

Net Investment Income (Loss) After Waivers and Reimbursements	1.00%(d)	(0.06%)	0.50%	0.48%	(0.09%)	1.00%

Portfolio Turnover Rate	36%(c)	74%	109%	82%	104%	93%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States; consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

74	Semi-Annual Report | December 31, 2023 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

ULTRA-SMALL COMPANY MARKET

	For the Six Months Ended 12/31/23 (Unaudited)	Year Ended June 30
		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$10.60	$10.83	$19.61	$9.96	$11.34	$15.81

Income from Investment Operations:

Net Investment Income(a)	0.04	0.09	0.13	0.13	0.13	0.11

Net Realized and Unrealized Gain (Loss)	0.77	(0.10)	(5.43)	9.98	(1.36)	(2.93)

Total from Investment Operations	0.81	(0.01)	(5.30)	10.11	(1.23)	(2.82)

Less Distributions to Shareholders from:

Net Investment Income	(0.10)	(0.11)	(0.12)	(0.14)	(0.15)	(0.08)

Net Realized Gain	–	(0.11)	(3.39)	(0.35)	–	(1.57)

Total Distributions	(0.10)	(0.22)	(3.51)	(0.49)	(0.15)	(1.65)

Paid-in Capital from Redemption Fees(a)	0.00(b)	0.00(b)	0.03	0.03	0.00(b)	0.00(b)

Net Asset Value, End of Period	$11.31	$10.60	$10.83	$19.61	$9.96	$11.34

Total Return	7.74%(c)(d)	(0.01%)(d)	(30.38%)(d)	103.83%	(10.99%)(d)	(16.98%)(d)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$186,530	$184,604	$189,304	$386,516	$150,054	$236,371

Expenses Before Waivers and Reimbursements	0.82%(e)	0.78%	0.78%	0.75%	0.82%	0.77%

Expenses After Waivers and Reimbursements	0.75%(e)	0.75%	0.75%	0.75%	0.75%	0.75%

Net Investment Income After Waivers and Reimbursements	0.77%(e)	0.88%	0.85%	0.83%	1.27%	0.84%

Portfolio Turnover Rate	21%(c)	58%	47%	52%	51%	38%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	Not annualized.
(d)	Total return would have been lower had various fees not been waived during the period.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

SMALL-CAP VALUE

	For the Six Months Ended 12/31/23 (Unaudited)	Year Ended June 30
		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$36.15	$32.79	$36.49	$16.52	$20.24	$29.60

Income from Investment Operations:

Net Investment Income(a)	0.21	0.53	0.15	0.12	0.19	0.47

Net Realized and Unrealized Gain (Loss)	3.20	3.16	(2.12)	20.05	(3.40)	(5.72)

Total from Investment Operations	3.41	3.69	(1.97)	20.17	(3.21)	(5.25)

Less Distributions to Shareholders from:

Net Investment Income	(0.36)	(0.33)	(0.10)	(0.20)	(0.51)	(0.74)

Net Realized Gain	(0.66)	–	(1.63)	–	–	(3.37)

Total Distributions	(1.02)	(0.33)	(1.73)	(0.20)	(0.51)	(4.11)

Net Asset Value, End of Period	$38.54	$36.15	$32.79	$36.49	$16.52	$20.24

Total Return	9.57%(b)	11.30%	(5.81%)	122.77%	(16.43%)(c)	(17.12%)(c)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$574,546	$546,334	$422,713	$290,686	$30,051	$49,652

Expenses Before Waivers and Reimbursements	0.88%(d)	0.86%(e)	0.83%	0.91%	1.12%	1.00%

Expenses After Waivers and Reimbursements	0.88%(d)	0.86%(e)	0.83%	0.91%	0.94%	0.94%

Net Investment Income After Waivers and Reimbursements	1.18%(d)	1.51%	0.42%	0.40%	1.01%	1.97%

Portfolio Turnover Rate	35%(b)	61%	95%	91%	87%	84%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Not annualized.
(c)	Total return would have been lower had various fees not been waived during the period.
(d)	Annualized for periods less than one year.
(e)	Includes interest expense of 0.01%.

See Notes to Financial Statements.

76	Semi-Annual Report | December 31, 2023 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

OMNI SMALL-CAP VALUE

	For the Six Months Ended 12/31/23 (Unaudited)	Year Ended June 30
		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$17.33	$20.15	$22.03	$11.44	$14.97	$19.83

Income from Investment Operations:

Net Investment Income(a)	0.16	0.37	0.28	0.21	0.19	0.20

Net Realized and Unrealized Gain (Loss)	3.17	0.67	(1.23)	10.57	(3.56)	(3.61)

Total from Investment Operations	3.33	1.04	(0.95)	10.78	(3.37)	(3.41)

Less Distributions to Shareholders from:

Net Investment Income	(0.30)	(0.32)	(0.41)	(0.19)	(0.08)	(0.17)

Net Realized Gain	(1.33)	(3.54)	(0.52)	–	(0.08)	(1.28)

Total Distributions	(1.63)	(3.86)	(0.93)	(0.19)	(0.16)	(1.45)

Net Asset Value, End of Period	$19.03	$17.33	$20.15	$22.03	$11.44	$14.97

Total Return(b)	19.71%(c)	5.04%	(4.65%)	94.92%	(22.82%)	(16.82%)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$1,288,796	$1,119,720	$1,158,941	$1,271,035	$828,480	$989,015

Expenses Before Waivers and Reimbursements	0.63%(d)	0.66%	0.66%	0.68%	0.72%	0.70%

Expenses After Waivers and Reimbursements	0.47%(d)	0.47%	0.47%	0.47%	0.54%	0.60%

Net Investment Income After Waivers and Reimbursements	1.79%(d)	1.93%	1.25%	1.29%	1.46%	1.21%

Portfolio Turnover Rate	15%(c)	38%	30%	21%	43%	29%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Total return would have been lower had various fees not been waived during the period.
(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

MANAGED VOLATILITY

	For the Six Months Ended 12/31/23 (Unaudited)	Year Ended June 30
		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$16.50	$15.66	$17.13	$15.56	$15.05	$15.75

Income from Investment Operations:

Net Investment Income (Loss)(a)	0.19	0.26	(0.01)	(0.01)	0.12	0.16

Net Realized and Unrealized Gain (Loss)	0.51	1.56	(1.28)	2.35	0.55	0.06

Total from Investment Operations	0.70	1.82	(1.29)	2.34	0.67	0.22

Less Distributions to Shareholders from:

Net Investment Income	(0.48)	(0.05)	–	–	(0.16)	(0.31)

Net Realized Gain	(0.44)	(0.93)	(0.18)	(0.77)	–	(0.61)

Total Distributions	(0.92)	(0.98)	(0.18)	(0.77)	(0.16)	(0.92)

Net Asset Value, End of Period	$16.28	$16.50	$15.66	$17.13	$15.56	$15.05

Total Return(b)	4.31%(c)	12.00%	(7.62%)	15.33%	4.45%	1.74%

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$30,762	$30,736	$28,639	$36,160	$29,383	$30,657

Expenses Before Waivers and Reimbursements	1.29%(d)	1.26%	1.19%	1.21%	1.27%	1.24%

Expenses After Waivers and Reimbursements	0.94%(d)	0.94%	0.94%	0.94%	0.94%	0.94%

Net Investment Income (Loss) After Waivers and Reimbursements	2.33%(d)	1.60%	(0.08%)	(0.07%)	0.77%	1.06%

Portfolio Turnover Rate	5%(c)	45%	66%	41%	68%	69%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Total return would have been lower had various fees not been waived during the period.
(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

78	Semi-Annual Report | December 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

1.	Organization

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Bridgeway is organized as a series fund, with six investment funds as of December 31, 2023.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of December 31, 2023, 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Aggressive Investors 1, Ultra-Small Company Market, Small-Cap Value and Omni Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

The Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three-year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Value, and Omni Small-Cap Value Funds seek to provide a long-term total return-on-capital, primarily through capital appreciation.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, LLC (the “Adviser”) is the investment adviser for all of the Funds.

2.	Significant Accounting Policies:

Following is a summary of significant accounting policies that are followed in the preparation of the financial statements of the Funds. They are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures, and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“Nasdaq”) system, the securities are valued based on the Nasdaq Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of Nasdaq traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis that incorporates market observable data such as reported sales of similar securities, broker quotes, bids, offers and current market quotations by a pricing service. Options are valued at the close if there is trading volume, and if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

make all necessary determinations of fair value. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Adviser does not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain US Government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

●	Level 3 – significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Adviser uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Adviser in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of December 31, 2023 is included with each Fund’s Schedule of Investments.

Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Securities Lending Upon lending its securities to third parties, each participating Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. The remaining contractual maturity of all securities lending transactions is overnight and continuous. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or re-pledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due, resulting in a loss. Under the terms of the Securities Lending Agreement, the Funds are indemnified for such losses by the securities lending agent.

While securities are on loan, the Fund continues to receive dividends on the securities loaned and recognizes any unrealized gain or loss in the fair value of the securities loaned.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

Securities lending transactions are entered into by a Fund under a Securities Lending Agreement which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral or to offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency.

The market value of securities on loan, all of which are classified as common stocks in the Funds’ Schedules of Investments, and the value of the related cash collateral are shown in the Statements of Assets and Liabilities as a component of Investments at value. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Funds or the borrower at any time. During the period ended December 31, 2023 the Managed Volatility Fund did not have any securities lending transactions.

The following table is a summary of the Funds’ payable upon return of securities loaned and related cash collateral, which are subject to a netting agreement as of December 31, 2023:

				Gross Amount Not Offset in the Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount

Aggressive Investors 1
Securities lending	$438,500	$–	$438,500	$–	$438,500	$–
Ultra-Small Company
Securities lending	$6,198,589	–	$6,198,589	–	$6,198,589	–
Ultra-Small Company Market
Securities lending	$16,219,579	–	$16,219,579	–	$16,219,579	–
Small-Cap Value
Securities lending	$2,983,605	–	$2,983,605	–	$2,983,605	–
Omni Small-Cap Value
Securities lending	$13,381,173	–	$13,381,173	–	$13,381,173	–

[1]	Securities loaned with a value of $ 225,000 in Ultra-Small Company Market have been sold and are pending settlement on December 31, 2023.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

The following table summarizes the securities received as non-cash collateral and cash collateral for securities lending:

	Non-Cash Collateral
Fund	Collateral Type	Coupon Range	Maturity Date Range	Market Value	Cash Collateral	Total Collateral	Market Value of Securities on Loan

Aggressive Investors 1
Securities lending	U.S.Gov’t Obligations	0.13%- 4.75%	04/15/24- 05/15/51	$2,084,036	$438,500	$2,522,536	$2,440,502
Ultra-Small Company
Securities lending	U.S.Gov’t Obligations	0.00%- 6.00%	02/01/24- 08/15/53	$1,542,271	$6,198,589	$7,740,860	$7,175,358
Ultra-Small Company Market
Securities lending	U.S.Gov’t Obligations	0.00%- 6.00%	02/01/24- 08/15/53	$422,340	$16,219,579	$16,641,919	$15,218,675
Small-Cap Value
Securities lending	U.S.Gov’t Obligations	0.13%- 5.33%	04/15/24- 08/15/53	$7,451,842	$2,983,605	$10,435,447	$10,001,376
Omni Small-Cap Value
Securities lending	U.S.Gov’t Obligations	0.13%- 5.33%	04/15/24- 08/15/53	$30,793,233	$13,381,173	$44,174,406	$42,586,663

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2023, the collateral consisted of an institutional government money market fund and US Government Obligations.

Use of Estimates in Financial Statements  In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the disclosure of contingent assets and liabilities on the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk  The Funds maintain cash and securities in its custody account, maintained by a high-credit, quality financial institution. Cash balances may, at times, exceed the FDIC insurance limit. Cash balances are generally invested in a short-term investment vehicle, which minimizes the risk of cash balances exceeding the FDIC insurance limit. Additionally, deposits with brokers may, at times, exceed the SIPC insurance limit.

Sector Concentration Risk  Companies with similar characteristics may be grouped together in broad categories called sectors. Although each Fund seeks investments across a number of sectors, from time to time, based on economic conditions, each Fund may have significant positions in particular sectors. A certain sector may underperform other sectors or the market as a whole. As more assets are held in a specific sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

As of December 31, 2023, Funds with net assets of 25% or greater in a particular sector were as follows:

Fund	Sector	% Net Assets at December 31, 2023
Aggressive Investors 1 Fund	Information Technology	27.56%
Ultra-Small Company Fund	Health Care	31.90%
Ultra-Small Company Market Fund	Health Care	31.13%
Small-Cap Value Fund	Financials	27.14%
Omni Small-Cap Value Fund	Financials	33.93%

82	Semi-Annual Report | December 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

Risks and Uncertainties  The Funds provide for various investment options, including stocks, bonds, futures, and call and put options. Such investments are exposed to risks, such as interest rate, market, and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income, and Expenses  Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly as related to the Managed Volatility Fund, discounts and premiums are accreted/amortized using the effective interest method. Income from the securities lending program is recorded when earned from the securities lending agent and reflected in the Statement of Operations under “Securities lending.”

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Distributions to Shareholders  The Funds pay dividends from net investment income and distribute realized capital gains annually, usually in December.

Derivatives  The Funds’ use of derivatives for the year ended December 31, 2023 was limited to futures contracts, purchased options, and written options. The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds, categorized by primary underlying risk.

Primary Underlying Risk/Fund	Derivative Assets	Derivative Liabilities	Location on Statement of Assets and Liabilities

Equity Risk
Managed Volatility:
Written Put Options	–	$234,463	Put options written at value
Written Call Options	–	341,504	Call options written at value

Primary Underlying Risk/Fund	Amount of Realized Gain (Loss) on Derivatives	Amount of Unrealized Gain (Loss) on Derivatives	Location of Gain (Loss) in the Statement of Operations

Equity Risk
Managed Volatility:
Written Options	$218,527		Realized Gain (Loss) on Written Options
			Change in Unrealized Appreciation
		$(106,721)	(Depreciation) on Written Options
Futures Contracts	$(635,499)	–	Realized Gain (Loss) on Futures Contracts

The derivative instruments outstanding as of December 31, 2023, as disclosed in the Schedule of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended December 31, 2023, as disclosed in the Statements of Operations, serve as indicators of the volume of derivatives activity for the Funds.

Futures Contracts  The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or US Government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counter-party risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of December 31, 2023, the Funds had no open futures contracts.

Options  The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option that a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts  The Managed Volatility Fund may write call options on a covered basis; that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes.

Outstanding written options as of December 31, 2023 for the Managed Volatility Fund are included in the Schedule of Investments.

Indemnification  Under the Company’s organizational documents, the Funds’ officers, directors, employees and agents are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

3.	Advisory Fees and Other Related Party Transactions:

The Funds have entered into management agreements with the Adviser. As compensation for the advisory services rendered, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee pursuant to each Fund’s management agreement, as described below.

Aggressive Investors 1 Fund and Small-Cap Value Fund each have management fees that are comprised of a base fee, which is applied to the Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or downward depending on a Fund’s performance relative to the applicable market index over a rolling five-year performance period, and is applied to the Fund’s average daily net assets over this performance period.

Because the performance adjustment is based on a Fund’s performance relative to the applicable market index, and not the Fund’s absolute performance, the performance adjustment could increase the Adviser’s fee even if the Fund’s shares lose value over the performance period, provided that the Fund outperformed its market index, or could decrease the Adviser’s fee

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

even if the Fund’s shares increase in value during the performance period, provided that the Fund underperformed its market index. Also, depending on a Fund’s performance relative to the applicable market index over the rolling five-year performance period, the performance adjustment could increase the Adviser’s fee even if the Fund has experienced underperformance relative to its market index in the short-term, or could decrease the Adviser’s fee even if the Fund has experienced outperformance relative to its market index in the short-term. However, no performance fee adjustment will be applied to the Adviser’s fee if the cumulative difference between a Fund’s performance and that of the applicable market index is less than or equal to 2% over the rolling five-year performance period.

Additionally, because the base fee is applied to average annual net assets, and the performance adjustment is calculated over a rolling five-year performance period, it is possible that if a Fund underperforms the applicable market index significantly over the performance period, and the Fund’s assets have declined significantly over that performance period, the negative performance adjustment may exceed the base fee. In this event, the Adviser would make a payment to the Fund.

Aggressive Investors 1: A total advisory fee is paid by the Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million, 0.85% of the next $500 million and 0.80% of any net assets in excess of $1 billion.

The Performance Adjustment equals 4.67% times the difference in cumulative total return between the Fund and the Standard and Poor’s 500 Composite Stock Price Index with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.70% to a maximum of +0.70%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund performance and the Index performance is less than or equal to 2%.

Ultra-Small Company: The Fund pays advisory fees based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million and 0.85% of any excess over $500 million. The management fees are computed daily and are payable monthly. However, during any period when the Fund’s net assets range from $27,500,000 to $55,000,000, the advisory fee will be determined as if the Fund had $55,000,000 under management. This is limited to a maximum annualized expense ratio of 1.49% of average net assets.

Ultra-Small Company Market: The Fund’s advisory fee is a flat 0.50% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Small-Cap Value: A total advisory fee is paid by each Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the annual rate of 0.60% of the value of each Fund’s average daily net assets.

The Performance Adjustment equals 0.33% times the difference in cumulative total return between the Fund and the Russell 2000 Value Index, with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.05% to a maximum of +0.05%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund Performance and the Index performance is less than or equal to 2%.

Omni Small-Cap Value Fund: The Fund’s advisory fee is a flat 0.45% of the value of average daily net assets, computed daily and payable monthly. Prior to April 1, 2023, the advisory fee was 0.50%.

Managed Volatility: The Fund’s advisory fee is a flat 0.60% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Expense limitations:  The Adviser has agreed to reimburse the Funds for operating expenses and management fees above the expense limitations shown in the table below, which are shown as a ratio of net expenses to average net assets, for each

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

Fund, for the period ended December 31, 2023. Any material change to the expense limitation would require a vote by share- holders of the applicable Fund.

Bridgeway Fund	Expense Limitation	Total Waivers and Reimbursements for Period Ended 12/31/23

Aggressive Investors 1	1.75%	$–
Ultra-Small Company	1.85%	–
Ultra-Small Company Market	0.75%	59,462
Small-Cap Value	0.94%	–
Omni Small-Cap Value*	0.47%	955,586
Managed Volatility	0.94%	53,404

*

The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser to meet the expense limitation for each fiscal year provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and that the reimbursements do not cause the Fund to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different. The Omni Small-Cap Value Fund has recoupable expenses of $955,586, $2,244,593, $755,915 and $836,967, which expire no later than December 31, 2026, June 30, 2026, June 30, 2025 and June 30, 2024, respectively.

Other Related Party Transactions: The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Directors reviews a report on inter-portfolio trades quarterly. Inter-portfolio purchases and sales during the period ended December 31, 2023 were as follows:

Bridgeway Fund	Inter-Portfolio Purchases	Inter-Portfolio Sales

Ultra-Small Company	$2,426,856	$2,243,923
Ultra-Small Company Market	2,251,195	1,786,090
Small-Cap Value	1,441,702	–
Omni Small-Cap Value	1,015,794	3,105,533

The Adviser entered into an Administrative Services Agreement with Bridgeway, pursuant to which the Adviser provides various administrative services to the Funds, including, but not limited to: (i) supervising and managing various aspects of the Funds’ business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers to the Funds;(iii) providing reports to the Board of Directors as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Funds’ registration statement and other filings with the Securities and Exchange Commission (“SEC”); (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain record-keeping services. For its services to all of the Bridgeway Funds, the Adviser was paid an annual aggregate fee of $150,000, payable in equal monthly installments. Effective July 1, 2023 the Adviser is paid an annual aggregate fee of $130,000. For the allocation of this expense to each of the Funds, please see the Statements of Operations.

Board of Directors Compensation Independent Directors are paid an annual retainer of $20,000, with an additional retainer of $5,000 paid to the Independent Chairman of the Board and an additional retainer of $1,000 paid to the Nominating and Corporate Governance Committee Chair. The retainer is paid in quarterly installments. In addition, Independent Directors are paid $14,000 per meeting for meeting fees. Such compensation is the total compensation from all Bridgeway Funds and is allocated among the Bridgeway Funds.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

Independent Directors are reimbursed for any expenses incurred in attending meetings and conferences, as well as expenses for subscriptions or printed materials. The amount of directors’ fees attributable to each Fund is disclosed in the Statements of Operations.

One director of Bridgeway, John Montgomery, is an owner and director of the Adviser. Under the 1940 Act definitions, he is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of Bridgeway. Compensation for Mr. Montgomery is borne by the Adviser rather than the Funds.

4.	Distribution Agreement:

Foreside Fund Services, LLC acts as distributor of the Funds’ shares, pursuant to a Distribution Agreement dated September 30, 2021. The Adviser pays all costs and expenses associated with distribution of the Funds’ shares, pursuant to a protective plan adopted by shareholders pursuant to Rule 12b-1.

5.	Purchases and Sales of Investment Securities:

Purchases and sales of investments, other than short-term securities, for each Fund for the year ended December 31, 2023 were as follows:

	Purchases		Sales
Bridgeway Fund	U.S. Government	Other	U.S. Government	Other

Aggressive Investors 1	$ –	$58,031,931	$ –	$63,283,299
Ultra-Small Company	–	28,449,960	–	32,969,120
Ultra-Small Company Market	–	36,537,773	–	45,925,329
Small-Cap Value	–	188,897,801	–	213,580,974
Omni Small-Cap Value	–	178,490,290	–	223,415,167
Managed Volatility	–	812,600	–	2,204,821

6.	Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes, including short-term securities as of December 31, 2023, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$31,361,768	$20,055,020	$52,573,681
Gross depreciation (excess of tax cost over value)	(1,684,359)	(15,085,951)	(34,033,848)
Net unrealized appreciation	$29,677,409	$4,969,069	$18,539,833
Cost of investments for income tax purposes	$129,369,479	$87,907,345	$183,602,273

	Small-Cap Value	Omni Small-Cap Value	Managed Volatility
Gross appreciation (excess of value over tax cost)	$94,855,580	$351,491,758	$9,238,368
Gross depreciation (excess of tax cost over value)	(47,991,104)	(36,822,059)	(226,026)
Net unrealized appreciation	$46,864,476	$314,669,699	$9,012,342
Cost of investments for income tax purposes	$536,292,086	$980,200,942	$20,861,195

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale and passive foreign investment companies (PFICs).

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

Classifications of Distributions Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

The tax character of the distributions paid by the Funds during the last two fiscal years ended June 30, 2023 and June 30, 2022 respectively, are as follows:

	Aggressive Investors 1		Ultra-Small Company
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
Distributions paid from:
Ordinary Income	$2,003,138	$1,913,699	$–	$4,776,033
Long-Term Capital Gain	–	14,127,616	12,509,632	14,127,123
Total	$2,003,138	$16,041,315	$12,509,632	$18,903,156

	Ultra-Small Company Market		Small-Cap Value
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
Distributions paid from:
Ordinary Income	$1,949,150	$1,841,115	$5,499,665	$12,576,425
Long-Term Capital Gain	1,992,833	51,783,834	792,604	5,954,069
Total	$3,941,983	$53,624,949	$6,292,269	$18,530,494

	Omni Small-Cap Value		Managed Volatility
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
Distributions paid from:
Ordinary Income	$20,509,847	$22,971,027	$95,249	$146,278
Long-Term Capital Gain	210,597,017	29,237,911	1,675,841	184,092
Total	$231,106,864	$52,208,938	$1,771,090	$330,370

Components of Accumulated Earnings As of June 30, 2023, the components of accumulated earnings on a tax basis were:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Accumulated Net Investment Income	$–	$–	$1,680,293
Capital Loss Carryovers	(5,082,183)	–	(5,169,702)
Accumulated Net Realized Gain on Investments	–	4,092,357	–
Post October Losses Deferred*	(4,126,578)	–	(21,198,469)
Other Temporary Differences	–	–	–
Net Unrealized Appreciation (Depreciation) of Investments**	17,053,584	(2,367,897)	3,329,655
Total	$7,844,823	$1,724,460	$(21,358,223)

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

	Small-Cap Value	Omni Small-Cap Value	Managed Volatility
Accumulated Net Investment Income	$2,401,382	$8,359,265	$694,061
Capital Loss Carryovers	–	–	–
Accumulated Net Realized Gain on Investments	9,543,346	72,952,177	206,801
Post October Losses Deferred*	–	–	–
Other Temporary Differences	–	–	(7,876)
Net Unrealized Appreciation of Investments	6,206,051	176,343,256	8,295,870
Total	$18,150,779	$257,654,698	$9,188,856

*

Includes Post October Losses that the Funds have elected to defer to the beginning of their next fiscal year ending June 30, 2024. The Aggressive Investors 1 Fund has elected to defer qualified short term and long term capital gains (losses) of $(4,126,578). The Ultra-Small Company Market Fund has elected to defer qualified short term and long term capital gains (losses) of $(21,198,469). The Ultra-Small Company, Small-Cap Value, Omni Small-Cap Value and Managed Volatility Funds have no deferred qualified ordinary late-year losses, short term capital losses or long term capital losses. As of June 30, 2023 Aggressive Investors 1 Fund and Ultra-Small Company Market Fund had non-expiring short term capital loss carryforwards of $5,082,183 and $5,169,702 respectively.

**

The differences between Net Unrealized Appreciation (Depreciation) of Investments on a book versus tax basis for the Aggressive Investors 1 Fund and Ultra-Small Company Market Fund are ($65) and $34 respectively. The differences are due to the valuation of foreign denominated receivables and payables.

For the fiscal year June 30, 2023, the Funds recorded the following reclassifications to the accounts listed below:

	Increase (Decrease)
	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Paid-In Capital	$(211,988)	$(1,825)	$–
Distributable Earnings	211,988	1,825	–

	Increase (Decrease)
	Small-Cap Value	Omni Small-Cap Value	Managed Volatility
Paid-In Capital	$1,398,490	$12,409,513	$–
Distributable Earnings	(1,398,490)	(12,409,513)	–

The difference between book and tax components of net assets and the resulting reclassifications were primarily a result of the differing book/tax treatment of the deduction of dividends paid for tax purposes, excess distributions and the write-off of unused net operating loss.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund’s tax positions and has concluded that no provision for income tax is required in the individual Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

7.	Line of Credit

Bridgeway established a line of credit agreement (“Facility”) with The Bank of New York Mellon, effective November 5, 2010. The Facility is for temporary or emergency purposes, such as to provide liquidity for shareholder redemptions, and is cancellable by either party. Unless cancelled earlier, the Facility shall be held available until October 4, 2024. Advances under the Facility are limited to $15,000,000 in total for all Funds, and advances to each Fund shall not exceed certain limits set forth in the credit agreement, including, but not limited to, the maximum amount a Fund is permitted to borrow under the 1940 Act.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2023 (Unaudited)

The Funds incur a commitment fee of 0.10% per annum on the unused portion of the Facility and interest expense to the extent of amounts borrowed under the Facility. Interest is based on the “Overnight Rate” plus 1.25%. The Overnight Rate means the higher of (a) the Federal Funds rate, (b) the Overnight Eurodollar Rate, or (c) the One-Month Eurodollar Rate. The facility fees are payable quarterly in arrears and are allocated to all participating Funds. Interest expense is charged directly to a Fund based upon actual amounts borrowed by such Fund.

For the period ended December 31, 2023, borrowings by the Funds under this line of credit were as follows:

Bridgeway Fund	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred[1]	Maximum Amount Borrowed During the Period

Aggressive Investors 1	6.48%	$480,773	22	$1,904	$1,222,000
Ultra-Small Company	6.48%	465,438	48	4,022	880,000
Ultra-Small Company Market	6.48%	241,200	5	217	397,000
Small-Cap Value	6.45%	1,149,244	41	8,444	3,545,000
Omni Small-Cap Value	6.41%	2,201,556	27	10,577	15,000,000
[1]Interest expense is included on the Statements of Operations in Miscellaneous expenses.

On December 31, 2023, Omni Small-Cap Value Fund had loans outstanding in the amount of $1,421,000, exclusive of interest payable on the loans.

8.	Redemption Fees

In Ultra-Small Company Market Fund, a 2% redemption fee may be charged on shares held less than six months. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital.

9.	Change in Independent Registered Public Accounting Firm

BBD, LLP (“BBD”) served as the independent registered public accounting firm for the Funds to audit the financial statements for the fiscal year ended June 30, 2022. On March 13, 2023, BBD sent a letter of cessation to the SEC indicating that BBD would no longer be serving as auditor. This letter was sent as a result of the Investment Management Group of BBD being acquired by Cohen & Company, Ltd (“Cohen”).

On May 25, 2023 the Audit Committee of the Board of Directors recommended and approved the appointment of Cohen as the Funds’ independent registered public accounting firm for the fiscal year ending June 30, 2023.

The report of BBD on the financial statements of the Funds for the fiscal year ended June 30, 2022, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principle.

In connection with the Funds’ audit for the fiscal year ended June 30, 2022, there were no disagreements, if not resolved to the satisfaction of BBD, that would have caused them to make reference to in their report on the financial statements for such period.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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OTHER INFORMATION

December 31, 2023 (Unaudited)

1.	Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and a summary of proxies voted by the Funds for the period ended June 30, 2023 are available without charge, upon request, by contacting Bridgeway Funds at 800-661-3550 and on the SEC’s website at http://www.sec.gov.

2.	Fund Holdings

The complete schedules of the Funds’ holdings for the second and fourth quarters of each fiscal year are contained in the Funds’ Semi-Annual and Annual Shareholder Reports, respectively.

The Bridgeway Funds file complete schedules of the Funds’ holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after the end of the period. Copies of the Funds’ Form N-PORT exhibit are available without charge, upon request, by contacting Bridgeway Funds at 800-661-3550 and on the SEC’s website at http://www.sec.gov. You may also review and copy the Funds’ Form N-PORT exhibit at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call 800-SEC-0330.

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DISCLOSURE OF FUND EXPENSES

December 31, 2023 (Unaudited)

As a shareholder of a Fund, you will incur no transaction costs from such Fund, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are no exchange fees. Shareholders are subject to redemption fees on the Ultra-Small Company Market Fund under certain circumstances. However, as a shareholder of a Fund, you will incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2023 and held until December 31, 2023.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds, because other funds may also have transaction costs, such as sales charges, redemption fees or exchange fees.

	Beginning Account Value at 7/1/23	Ending Account Value at 12/31/23	Expense Ratio	Expenses Paid During Period* 7/1/23 - 12/31/23

Bridgeway Aggressive Investors 1 Fund
Actual Fund Return	$1,000.00	$1,094.30	0.43%	$2.26
Hypothetical Fund Return	$1,000.00	$1,022.97	0.43%	$2.19

Bridgeway Ultra-Small Company Fund
Actual Fund Return	$1,000.00	$1,105.50	1.23%	$6.51
Hypothetical Fund Return	$1,000.00	$1,018.95	1.23%	$6.24

Bridgeway Ultra-Small Company Market Fund
Actual Fund Return	$1,000.00	$1,077.40	0.75%	$3.92
Hypothetical Fund Return	$1,000.00	$1,021.37	0.75%	$3.81

Bridgeway Small-Cap Value Fund
Actual Fund Return	$1,000.00	$1,095.70	0.88%	$4.64
Hypothetical Fund Return	$1,000.00	$1,020.71	0.88%	$4.47

Bridgeway Omni Small-Cap Value Fund
Actual Fund Return	$1,000.00	$1,197.10	0.47%	$2.60
Hypothetical Fund Return	$1,000.00	$1,022.77	0.47%	$2.39

Bridgeway Managed Volatility Fund
Actual Fund Return	$1,000.00	$1,043.10	0.94%	$4.83
Hypothetical Fund Return	$1,000.00	$1,020.41	0.94%	$4.77

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DISCLOSURE OF FUND EXPENSES (continued)

December 31, 2023 (Unaudited)

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent six- month period (184) divided by the number of days in the fiscal year (366).

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BRIDGEWAY FUNDS, INC.

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534435

Pittsburgh, PA 15253-4435

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

You can review and copy information about our Funds (including the SAIs) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 800-SEC-0330. Reports and other information about the Funds are also available on the SEC’s website at ww.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@ sec.gov.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effectively designed, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Linda Giuffré
Linda Giuffré, President and Principal Executive Officer
(principal executive officer)

Date March 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Linda Giuffré
Linda Giuffré, President and Principal Executive Officer
(principal executive officer)

Date March 1, 2024

By (Signature and Title)*	/s/ Deborah L. Hanna
Deborah L. Hanna, Treasurer and Principal Financial Officer
(principal financial officer)

Date February 29, 2024

* Print the name and title of each signing officer under his or her signature.